As filed with the Securities and Exchange Commission on February 5, 1999
                                     Registration Nos. 333-9745
                                     No. 811-07753


     ----------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
      ---------------------------------------------------------------------

                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 o
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 5
                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940o
                                Amendment No. 6

                              SEPARATE ACCOUNT VA-6
                           (Exact Name of Registrant)

                 TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)

                    Transamerica Square, 401 North Tryon Street,
                         Charlotte, North Carolina 28202
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (704) 330-5600

Name and Address of Agent for Service:   Copy to:

JAMES W. DEDERER, Esq.                   FREDERICK R. BELLAMY, Esq.
General Counsel and Secretary            Sutherland, Asbill & Brennan LLP
Transamerica Life Insurance              1275 Pennsylvania Avenue, N.W.
and Annuity Company                      Washington, D.C. 20004-2415
1150 South Olive Street
Los Angeles, California  90015-2211

                                    Approximate    date   of   proposed   public
                      offering: As soon as practicable after effectiveness of the Registration Statement.

                                        Title of securities being registered:
                               Flexible   premium   deferred   variable  annuity
contracts.




         It                is proposed  that this filing will become  effective:
                           ___immediately  upon filing pursuant to paragraph (b)
                           ___on _______  pursuant  to  paragraph  (b)
                           ___ 60 days after filing pursuant to paragraph (a)(1) _X__ on May 1, 1999 pursuant to paragraph (a)(1)

         If appropriate, check the following box:
                           o this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

                    Showing Location in Part A (Prospectus),
             Part B (Statement of Additional Information) and Part C
           of Registration Statement Information Required by Form N-4

                                     PART A

Item of Form N-4                                              Prospectus Caption
1.    Cover Page..............................................    Cover Page

2.    Definitions.............................................    Definitions

3.    Synopsis................................................    Summary of this Prospectus; Variable Account Fee Table

4.    Condensed Financial Information.........................    Condensed Financial Information

5.    General
      (a)  Depositor..........................................    Transamerica and the Separate Account
      (b)  Registrant.........................................    Transamerica and the Separate Account
      (c)  Portfolio Company..................................    The Funds
      (d)  Fund Prospectus....................................    The Funds
      (e)  Voting Rights......................................    Voting Rights
      (f)  Administrator.......................................   Charges under the Contracts

6.    Deductions and Expenses
      (a)  General............................................    Charges under the Contracts
      (b)  Sales Load %.......................................    Charges under the Contracts
      (c)  Special Purchase Plan..............................    Not Applicable
      (d)  Commissions........................................    Underwriter
      (e)  Fund Expenses......................................    Charges under the Contracts
      (f)  Operating Expenses.................................    Fee Table

7.    Contracts
      (a)  Persons with Rights................................    Description of the Contracts; Surrender of a Contract;
                                                                  Death Benefits; Voting Rights; Ownership
      (b)  (i)   Allocation of Purchase Payments
                 Payments.....................................    Description of the Contracts
           (ii)  Transfers....................................    Transfers
           (iii) Exchanges....................................    Federal Tax Matters
      (c)  Changes............................................    The Funds; Voting Rights

      (d)  Inquiries..........................................    Voting Rights

8.    Annuity Period..........................................    Settlement Payments

9.    Death Benefit...........................................    Death Benefits

10.   Purchase and Contract Value
      (a)  Purchases..........................................    Description of the Contracts
      (b)  Valuation..........................................    Description of the Contracts
      (c)  Daily Calculation..................................    Description of the Contracts
      (d)  Underwriter........................................    Underwriter

11.   Redemptions
      (a)  By Contract Owners.................................    Surrender of a Contract
           By Annuitant.......................................    Not Applicable
      (b)  Texas ORP..........................................    Not Applicable
      (c)  Check Delay........................................    Surrender of a Contract
      (d)  Lapse..............................................    Not Applicable
      (e)  Free Look..........................................    Right to Cancel

12.   Taxes................................Federal Tax Matters

13.   Legal Proceedings.......................................    Legal Proceedings

14.   Table of Contents for the
      Statement of
      Additional Information..................................    Table of Contents of the Statement of Additional
                                                                  Information


                                     PART B

Item of Form N-4                                                  Statement of Additional Information Caption

15.   Cover Page..............................................    Cover Page

16.   Table of Contents.......................................    Table of Contents

17.   General Information
      and History.............................................    General Information and History

18.   Services
      (a)  Fees and Expenses
           of Registrant......................................    (Prospectus) Variable Account Fee Table; (Prospectus)
                                                                  The Funds
      (b)  Management Contracts...............................    Not Applicable
      (c)  Custodian..........................................    Safekeeping of Separate Account Assets; Records and
                                                                  Reports
           Independent Auditors  .............................    Accountants
      (d)  Assets of Registrant...............................    Not Applicable
      (e)  Affiliated Person..................................    Not Applicable
      (f)  Principal Underwriter..............................    The Underwriter

19.   Purchase of Securities
      Being Offered...........................................    (Prospectus) Description of the Contracts
      Offering Sales Load.....................................    Charges under the Contracts

20.   Underwriters............................................    The Underwriter
21.   Calculation of Performance
      Data ...........Calculation of Yields and Total Returns
22.   Annuity Payments........................................    (Prospectus) Settlement Option Payments
23.   Financial Statements....................................    Financial Statements



                           PART C -- OTHER INFORMATION

Item of Form N-4                                                  Part C Caption

24.   Financial Statements
      and Exhibits
      (a)  Financial Statements...............................    Financial Statements
      (b)  Exhibits...........................................    Exhibits

25.   Directors and Officers of
      the Depositor...........................................    Directors and Officers of the Depositor

26.   Persons Controlled By or Under Common Control
      with the Depositor or Registrant .......................    Persons Controlled By or Under Common Control with the
                                                                  Depositor or Registrant

27.   Number of Contract Owners...............................    Number of Contract Owners

28.   Indemnification.........................................    Indemnification

29.   Principal Underwriters..................................    Principal Underwriter

30.   Location of Accounts
      and Records.............................................    Location of Accounts and Records

31.   Management Services.....................................    Management Services

32.   Undertakings............................................    Undertakings

      Signature Page..........................................    Signature Page




                                     PROFILE

                                     of the
                    TRANSAMERICA CATALYSTsm VARIABLE ANNUITY
                                    Issued by

                 Transamerica Life Insurance and Annuity Company

                                   May 1, 1998

         This Profile is a summary of some of the more important points that you should know and consider before purchasing the contract. The contract is more fully described in the full prospectus that accompanies this Profile. Please read the prospectus carefully.


1. The Contract. The Transamerica Catalystsm Variable Annuity is a contract between you and Transamerica Life Insurance and Annuity Company that allows you to invest your purchase payments in your choice of 17 mutual fund portfolios ("portfolios") in the Variable Account and two general account options. The portfolios are professionally managed and you can gain or lose money invested in a portfolio, but you could also earn more than investing in the general account options. Transamerica guarantees the safety of money invested in the general account options. Certain portfolios and general account options may not be available in all states.


The contract is a deferred annuity and it has two phases: the accumulation phase, and the annuitization phase. During the accumulation phase, you can make additional payments on your contract, transfer money among the investment options, and withdraw some or all of your investment. During this phase, your earnings accumulate on a tax-deferred basis for individuals, but some or all of any money you withdraw may be taxable. Tax deferral is not available for non-qualified contracts owned by corporations and some trusts.

During the annuity phase, Transamerica will make periodic payments to you. The dollar amount of the payments may depend on the amount of money invested and earned during the accumulation phase and on other factors, such as the annuitant's age and sex.


2. Annuity Payments. You can generally decide when to end the accumulation phase and begin receiving annuity payments from Transamerica. You may choose fixed payments, where the dollar amount of each payment generally remains the same, or variable payments, where the dollar amount of each payment may increase or decrease based on the investment performance of the portfolios you select. You can choose among payments for the lifetime of an individual, or payments for the longer of one lifetime or a guaranteed period of 10, 15, or 20 years, or payments for one lifetime and the lifetime of another individual.

3. Purchasing a Contract. Generally you must invest at least $5,000 ($2,000 for IRAs) to purchase a contract. You can make additional payments of at least $1,000 each ($100 each if made under an automatic payment plan deducted from your bank account). When you make a payment, Transamerica currently adds a credit of 3.25% of the payment to your account value; Transamerica may vary this percentage. You may cancel your contract during the free look period.


The Transamerica Catalyst Variable Annuity is designed for long-term tax-deferred accumulation of assets, generally for retirement and other long-term goals. Individuals in high tax brackets get the most benefit from the tax deferral feature. You should not invest in the contract for short-term purposes or if you cannot take the risk of losing some of your investment.


4. Investment Options. VARIABLE ACCOUNT: You can invest in any of the following 17 portfolios:


            ----------------------------------------------- -------------------------------------------------
            Alger American Income & Growth                  MFS VIT Research
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Alliance VPF Growth & Income                    Morgan Stanley UF Fixed Income
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Alliance VPF Premier Growth                     Morgan Stanley UF High Yield
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Dreyfus VIF Capital Appreciation                Morgan Stanley UF International Magnum
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Dreyfus VIF Small Cap                           OCC Accumulation Trust Managed
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Janus Aspen Balanced                            OCC Accumulation Trust Small Cap
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            Janus Aspen Worldwide Growth                    Transamerica VIF Growth
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            MFS VIT Emerging Growth                         Transamerica VIF Money Market
            ----------------------------------------------- -------------------------------------------------
            ----------------------------------------------- -------------------------------------------------
            MFS VIT Growth with Income
            ----------------------------------------------- -------------------------------------------------

You can earn or lose money in any of these portfolios. These portfolios are described in their own prospectuses. All portfolios may not be available in all states.

GENERAL ACCOUNT: You can also allocate payments to the general account options, where Transamerica guarantees the principal invested plus an annual interest rate of at least 3%. The general account options include a fixed account and guarantee period options.


5. Expenses. Transamerica makes certain charges and deductions in order to provide the benefits and features available under the contract:


          If you withdraw your money within seven years of investing it, there may be a withdrawal charge of up to 8% of the amount invested.

          Transamerica deducts an annual account fee of no more than $30 (the fee is waived for account values over $50,000).

          Transamerica deducts insurance and administrative charges of 1.35% per year from your average daily value in the variable account.


          If you elect the Guaranteed Minimum Death Benefit Rider, Transamerica will deduct a monthly fee equal to 1/12 of 0.20% of the account value.


          If you elect the Living Benefits Rider (or Waiver of CDSL Rider), Transamerica will deduct a monthly fee equal to 1/12 of 0.05% of the account value.

          The first 18 transfers each year are free (then Transamerica will deduct a $10 fee for each additional transfer).

          Advisory fees are also deducted by the portfolios' managers, and the portfolios pay other expenses which, in total, range from 0.60% to 1.15% of the amounts in the portfolios.

          There  might  be  premium  tax  charges  ranging  from 0 to 5% of your
         investment   and/or  amounts  you  use  to  purchase  annuity  benefits
         (depending on your state's law).

The following chart shows these charges (not including the optional Living Benefits Rider fee, any transfer fees or premium taxes). The $30 annual account fee is included in the first column as a charge of 0.075%. The third column is the sum of the first two columns. The examples in the last two columns show the total amounts you would be charged if you invested $1,000, a 3.25% credit was added to the investment and it grew 5% each year, and you withdrew your entire investment after one year or 10 years. Year one includes the withdrawal charge and year 10 does not.









                                         --------------------------------------------------------

                                                                           Total      Total
                                         Annual      Annual     Total      Expenses   Expenses
                                         Insurance   Portfolio  Annual     at End of  at End of
                                         Charges     Charges    Charges     1 Year    10 Years

                                         --------------------------------------------------------
-----------------------------------------
Alger American Income & Growth           1.425%      0.74%      2.165      $94.67     $257.93
Alliance VPF Growth & Income             1.425%      0.72%      2.145      $94.44     $252.83
Alliance VPF Premier Growth              1.425%      0.95%      2.375      $96.84     $279.94
Dreyfus VIF Capital Appreciation Growth  1.425%      0.80%      2.225      $95.27     $262.26
Dreyfus VIF Small Cap                    1.425%      0.78%      2.205      $95.07     $259.90
Janus Aspen Balanced                     1.425%      0.83%      2.255      $95.59     $265.79
Janus Aspen Worldwide Growth             1.425%      0.74%      2.165      $94.65     $255.18
MFS Emerging Growth                      1.425%      0.87%      2.295      $96.02     $271.61
MFS Growth & Income                      1.425%      1.00%      2.425      $97.36     $285.10
MFS Research                             1.425%      0.88 %     2.305      $96.12     $272.65
Morgan Stanley UF Fixed Income           1.425%      0.70%      2.125      $94.23     $250.47
Morgan Stanley UF High Yield             1.425%      0.80%      2.225      $95.27     $262.26
Morgan Stanley UF International Magnum   1.425%      1.15%      2.575      $98.94     $303.51
OCC Accumulation Trust Managed           1.425%      0.87%      2.295      $96.01     $270.51
OCC Accumulation Trust Small Cap         1.425%      0.97%      2.395      $97.05     $282.29
Transamerica VIF Growth                  1.425%      0.85%      2.275      $95.81     $269.52
Transamerica VIF Money Market            1.425%      0.60%      2.025      $93.22     $242.97
-------------------------------------------------------------------------------------------------


The Annual Portfolio Charges above are for the year ended December 31, 1998 and reflect any expense reimbursements or fee waivers. Expenses may be higher or lower in the future. See the "Variable Account Fee Table" in the Transamerica Catalyst Variable Annuity prospectus for more detailed information.

6. Federal Income Taxes. Individuals generally are not taxed on increases in the contract value until a distribution occurs (e.g., a withdrawal or annuity payment) or is deemed to occur (e.g., a pledge, loan, or assignment of the contract). If you withdraw money, earnings come out first and are taxed. Generally, some portion (sometimes all) of any distribution or deemed distribution is taxable as ordinary income. In some cases, income taxes will be withheld from distributions. If you are under age 59 1/2 when you withdraw money, an additional 10% federal tax penalty may apply on the withdrawn earnings. Certain owners of non-qualified contracts that are not individuals may be currently taxed on increases in the contract value, whether distributed or not. Qualified contracts are subject to special income tax rules depending on the plan or arrangement.

7. Access to Your Money. You can generally take money out at any time during the accumulation phase. Transamerica may assess a withdrawal charge of up to 8% of a purchase payment, but no withdrawal charge will be assessed on money that has been in the contract for seven years. In certain cases, if you elect the Living Benefits Rider when you purchase the contract, the withdrawal charge may be waived if you are in a hospital or nursing home for a long period or, in some states, if you are diagnosed with a terminal illness, or if you are receiving medically required in-home care (if the withdrawal charge is waived, any credit less than 12 months old will be forfeited). Subject to certain conditions, each contract year you may withdraw up to 10% of purchase payments received less than seven years ago, without incurring a withdrawal charge. Withdrawals from qualified contracts may be subject to severe restrictions and, in certain circumstances, prohibited.


You may have to pay income taxes on amounts you withdraw and there may also be a 10% tax penalty if you make withdrawals before you are 59 1/2 years old. If you withdraw money from a guarantee period prematurely, you may forfeit some of the interest that you earned, but you will always receive the principal you invested plus 3% interest.


8. Past Investment Performance. The value of the money you allocate to the portfolios will go up or down, depending on the investment performance of the portfolios you select. The following chart shows the adjusted past investment performance on a year-by-year basis for each portfolio. These figures have already been reduced by the insurance charges, the account fee, the advisory fee and all the expenses of the portfolios. These figures do not include the withdrawal charge, the fee for the optional Living Benefits Rider, any transfer fees or premium taxes, which would reduce performance if applied. The credit Transamerica adds to the account value is not included in these figures.


Past performance is no guarantee of future performance or earnings.


                                                                            CALENDAR YEAR
                                           ----------------------------------------------------------------

SUB-ACCOUNT                                1998         1997          1996         1995        1994

                                           ----------------------------------------------------------------
-------------------------------------------

Alger American Income & Growth                          36.16%        18.40%       35.18%      -8.55%
Alliance VPF Growth & Income                            28.25%        21.65%       35.31%      -1.09%
Alliance VPF Premier Growth                             33.43%        19.63%       43.41%      -3.41%
Dreyfus VIF Capital Appreciation Growth                 26.84%        22.76%       31.76%      1.52%
Dreyfus VIF Small Cap                                   17.21%        15.11%       29.06%      7.78%
Janus Aspen Balanced                                    21.21%        14.55%       22.93%      -0.66%
Janus Aspen Worldwide Growth                            21.63%        26.40%       25.28%      -0.22%
MFS Emerging Growth                                     21.48%        15.49%       N/A         N/A
MFS Growth & Income                                     29.06%        21.67%       N/A         N/A
MFS Research                                            19.76%        20.50%       N/A         N/A
Morgan Stanley UF Fixed Income                          8.40%         N/A          N/A         N/A
Morgan Stanley UF High Yield                            11.94%        N/A          N/A         N/A
Morgan Stanley UF International Magnum                  2.35%         N/A          N/A         N/A
OCC Accumulation Trust Managed                          21.18%        20.45%       43.39%      1.71%
OCC Accumulation Trust Small Cap                        21.50%        16.88%       15.08%      -1.43%
Transamerica VIF Growth                                 50.31%        26.60%       52.98%      7.68%
Transamerica VIF Money Market                           N/A           N/A          N/A         N/A

-----------------------------------------------------------------------------------------------------------

                                           ----------------------------------------------------------------

SUB-ACCOUNT                                1993         1992          1991         1990        1989

                                           ----------------------------------------------------------------
-------------------------------------------

Alger American Income & Growth             9.43%        7.12%         22.70%       -1.39%      5.91%
Alliance VPF Growth & Income               10.24%       6.42%         N/A          N/A         N/A
Alliance VPF Premier Growth                11.16%       N/A           N/A          N/A         N/A
Dreyfus VIF Capital Appreciation Growth    N/A          N/A           N/A          N/A         N/A
Dreyfus VIF Small Cap                      67.23%       70.60%        156.10%      N/A         N/A
Janus Aspen Balanced                       N/A          N/A           N/A          N/A         N/A
Janus Aspen Worldwide Growth               N/A          N/A           N/A          N/A         N/A
MFS Emerging Growth                        N/A          N/A           N/A          N/A         N/A
MFS Growth & Income                        N/A          N/A           N/A          N/A         N/A
MFS Research                               N/A          N/A           N/A          N/A         N/A
Morgan Stanley UF Fixed Income             N/A          N/A           N/A          N/A         N/A
Morgan Stanley UF High Yield               N/A          N/A           N/A          N/A         N/A
Morgan Stanley UF International Magnum     N/A          N/A           N/A          N/A         N/A
OCC Accumulation Trust Managed             9.29%        17.38%        43.71%       -5.87%      31.08%
OCC Accumulation Trust Small Cap           18.20%       18.84%        46.61%       -11.17%     16.36%
Transamerica VIF Growth                    21.70%       13.55%        41.44%       -12.60%     29.23%
Transamerica VIF Money Market              N/A          N/A           N/A          N/A         N/A

-----------------------------------------------------------------------------------------------------------



9. Death Benefit. If you die during the accumulation phase, a death benefit will be paid to your beneficiary.


If you die before you turn 80 the death benefit will be the greater of: (1) the contract's account value reduced by any credits less than 12 months old; or (2) the sum of all purchase payments less withdrawals and applicable premium taxes. If death occurs after your or your joint owner's 80th birthday, the death benefit is equal to the contract's account value reduced by any credits less than 12 months old.


5 If you elect the Guaranteed Minimum Death Benefit Rider the death benefit will be as described below. If you die before the annuitization phase and before you turn 85, the death benefit will be the greatest of three amounts: (1) the account value; (2) the sum of all purchase payments less the proportion of withdrawals taken and applicable premium tax charges; or (3) the highest account value on any contract anniversary prior to the earlier of the owner's or joint owner's 85th birthday, plus purchase payments made, less the proportion of withdrawals taken and premium tax charges since that contract anniversary. If death occurs after your or your joint owner's 85th birthday, the death benefit will be the greater of two amounts: (1) the account value; or (2) the highest account value on any contract anniversary prior to the earlier of the owner's or joint owner's 85th birthday, plus purchase payments made, less the proportion of withdrawals taken and premium tax charges since that contract anniversary.

10. Other Information. The Transamerica Catalyst Variable Annuity offers other features you might be interested in. Some of these features are as follows:


Free Look. After you get your contract, you have 10 days to look it over and decide if it is really right for you (this period may be longer in certain states). If you decide not to keep the contract, you can cancel it during this period by delivering a written notice of cancellation and returning the contract to the Service Center at the address listed in item 11 below. Unless otherwise required by law, Transamerica will refund the purchase payments allocated to any general account option (less any withdrawals) plus the value in the Variable Account as of the date the written notice and the contract are received by Service Center.

Telephone Transfers. You can generally arrange to transfer money between the investments in your contract by telephone.

Dollar Cost Averaging. You can instruct Transamerica to automatically transfer money from either the money market sub-account or the fixed account to any of the other variable sub-accounts each month. This is intended to give you a lower average cost per share or unit than a single one time investment.

Automatic Rebalancing Option. The performance of each sub-account may cause the allocation of value among the sub-accounts to change. You may instruct Transamerica to periodically automatically rebalance the amounts in the sub-accounts by reallocating amounts among them.

Systematic Withdrawal Option. You can arrange to have Transamerica send you money automatically each month out of your contract, during the accumulation phase. There are limits on the amounts, and the payments may be taxable, and, prior to age 59 1/2, subject to the penalty tax. If the total withdrawals (including systematic withdrawals) made in a contract year exceed the allowed amount to be withdrawn without a charge for that year, any applicable withdrawal charge will then apply.

Automatic Payout Option. For qualified contracts, certain pension and retirement plans require that certain amounts be distributed from the plan at certain ages. You can arrange to have such amounts distributed automatically during the accumulation phase.

         These features may not be available in all states and may not be suitable for your particular situation.


11. Inquiries. If you need further information or have any questions about the contract, please write or call:


                                   Transamerica Annuity Service Center
                                    401 North Tryon Street, Suite 700
                                     Charlotte, North Carolina 28202
                                               800-420-7749

                               PROSPECTUS FOR THE

                 TRANSAMERICA SERIESsm CATALYST VARIABLE ANNUITY
                      Annuity le Premium Deferred Variable

                                    Issued By

                           Transamerica Life Insurance
                                       and
                                 Annuity Company


              Offering 17 Sub-Accounts within the Variable Account
                             (Separate Account VA-6)

                                 In Addition to:

                                 A Fixed Account
                                        &
                           A Guarantee Period Account


                                         Variable Sub-Account Portfolio Options
      This prospectus contains          Alger American Income and Growth
         information you should          Alliance VPF Growth and Income
         know before investing.            Alliance VPF Premier Growth
                                        Dreyfus VIF Capital Appreciation
      Please keep this prospectus             Dreyfus VIF Small Cap
        for future reference.                 Janus Aspen Balanced
                                          Janus Aspen Worldwide Growth
      You can obtain more information        MFS VIT Emerging Growth
     about the contract by requesting
     a copy of the Statement of
     Additional Information ("SAI")
     dated May 1, 1999.  The SAI is
     available free by writing to
     Transamerica Life Insurance and
     Annuity Company, Annuity Service
     Center, 401 North Tryon Street,
     Suite 700, Charlotte, north
     Carolina, 28202 or by calling
     800-420-7749.  The current SAI
     has been filed with the
     Securities and Exchange
     Commission and is incorporated
     by reference into this
     prospectus.  The table of
     contents of the SAI is included
     at the end of this prospectus.
                                  MFS VIT Growth with Income
                                       MFS VIT Research
                                Morgan Stanley UF Fixed Income
                                   Morgan Stanley High Yield
                            Morgan Stanley UF International Magnum
                                OCC Accumulation Trust Managed
                                OCC Accumulation Trust Small Cap
                               Transamerica VIF Growth Portfolio
                                 Transamerica VIF Money Market



      The SEC's web site is

     http://www.sec.gov


      Transamerica's web site is
     http://www.transamerica.com


Neither the SEC nor any state securities commission has approved this investment offering or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



                                   May 1, 1999

TABLE OF CONTENTS

                                                                            Page
DEFINITIONS.................................................................................................3
SUMMARY.....................................................................................................5
CONDENSED FINANCIAL INFORMATION............................................................................17
TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY AND THE VARIABLE ACCOUNT...................................18
         Transamerica Life Insurance and Annuity Company...................................................18
18       Published Ratings
         The Variable Account..............................................................................18
THE PORTFOLIOS.............................................................................................19
THE CONTRACT...............................................................................................24
PURCHASE PAYMENTS..........................................................................................25
         Purchase Payments.................................................................................25
         Allocation of Purchase Payments...................................................................25
         Investment Option Limit...........................................................................26
How Credits Are Applied....................................................................................26
ACCOUNT VALUE..............................................................................................27
         How Variable Accumulation Units Are Valued........................................................27
TRANSFERS..................................................................................................28
         Before the Annuity Date...........................................................................28
28       Other Restrictions
         Telephone Transfers...............................................................................29
         Dollar Cost Averaging.............................................................................29
         Eligibility Requirement for Dollar Cost Averaging ................................................29
         Automatic Asset Rebalancing.......................................................................30
         After the Annuity Date............................................................................30
CASH WITHDRAWALS...........................................................................................30
         Systematic Withdrawal Option......................................................................31
         Automatic Payment Option (APO)....................................................................32
DEATH BENEFIT..............................................................................................33
         Payment of Death Benefit..........................................................................33
         Designation of Beneficiaries......................................................................34
         Death of Owner of Joint Owner Before Annuity Date.................................................34
         If Annuitant Dies Before Annuity Date.............................................................36
         Death After Annuity Date..........................................................................36
         Survival Provision................................................................................36
CHARGES, FEES AND DEDUCTIONS...............................................................................36
         Contingent Deferred Sales Load....................................................................36
         Free Withdrawal - Allowed Amount..................................................................37
         Free Withdrawal - Living Benefits Rider...........................................................37
         Other Free Withdrawals............................................................................38
         Administrative Charges............................................................................38
         Mortality and Expense Risk Charge.................................................................38
         Living Benefits Rider Fee.........................................................................39
         Guaranteed Minimum Death Benefit Rider Fee .......................................................39
         Premium Tax Charges...............................................................................39
         Transfer Fee......................................................................................40
         Option and Service Fees...........................................................................40
         Taxes.............................................................................................40
         Portfolio Expenses................................................................................40
         Interest Adjustment...............................................................................40
         Sales in Special Situations.......................................................................40
SETTLEMENT OPTION PAYMENTS.................................................................................41
         Annuity Date......................................................................................41
         Settlement Option Payments........................................................................41
         Election of Settlement Option Forms and Payment Options...........................................41
         Payment Options...................................................................................42
         Fixed Payment Option..............................................................................42
         Variable Payment Option...........................................................................42
         Settlement Option Forms...........................................................................42
FEDERAL TAX MATTERS........................................................................................44
         Introduction......................................................................................44
         Purchase Payments.................................................................................44
         Taxation of Annuities.............................................................................45
         Qualified Contracts...............................................................................47
         Taxation of Transamerica .........................................................................49
         Tax Status of Contract............................................................................49
         Possible Changes in Taxation......................................................................50
         Other Tax Consequences............................................................................50
PERFORMANCE DATA...........................................................................................51
DISTRIBUTION OF THE CONTRACT...............................................................................52
PREPARING FOR YEAR 2000....................................................................................52
LEGAL PROCEEDINGS..........................................................................................53
LEGAL MATTERS..............................................................................................53
ACCOUNTANTS................................................................................................53
VOTING RIGHTS..............................................................................................53
AVAILABLE INFORMATION......................................................................................54
STATEMENT OF ADDITIONAL INFORMATIOIN - TABLE OF CONTENTS...................................................55
APPENDIX A - THE GENERAL ACCOUNT OPTIONS...................................................................56

         Fixed Account ....................................................................................56
         Guarantee Period Account .........................................................................57

APPENDIX B.................................................................................................60
         Example of Variable Accumulation Unit Value Calculations..........................................60
         Example of Variable Annuity Unit Value Calculations...............................................60
         Example of Variable Annuity Payment Calculations..................................................60
APPENDIX C

         Disclosure Statement for Individual Retirement Annuities..........................................61



DEFINITIONS


Account Value: The sum of the variable accumulated value and the general account options accumulated value.

Annuity Date:  The date on which the annuitization phase of the contract begins.

Cash Surrender Value: The amount we will pay to the owner if the contract is surrendered on or before the annuity date. The cash surrender value is equal to: the account value; less any account fee, interest adjustment, contingent deferred sales load, and premium tax charges.

Code: The Internal Revenue Code of 1986, as amended, and the rules and regulations issued under it.

Contract Anniversary:  The anniversary of the contract effective date each year.

Contract Effective Date: The effective date of the contract as shown on the contract.

Contract Year: A 12-month period starting on the contract effective date and ending with the day before the contract anniversary, and each 12-month period thereafter.

Fixed Account: An account which credits a rate of interest for a period of at least twelve months for each allocation or transfer.

General Account Options Accumulated Value: The total dollar value of all amounts the owner allocates or transfers to any general account options; plus interest credited; less any amounts withdrawn, applicable fees or premium tax charges, or transfers out to the variable account prior to the annuity date.

General Account Options: The fixed account and the guarantee period account offered by us to which the owner may allocate purchase payments and transfers.

Guaranteed Interest Rate: The annual effective rate of interest after daily compounding credited to a guarantee period.

Guarantee Period: The number of years that a guaranteed rate of interest will be credited to a guarantee period.

Guarantee Period Account: An account which credits a guaranteed rate of interest for a specified guarantee period. There may be several guarantee periods, each with a different guaranteed rate of interest, offered under the guarantee period account.

Living Benefits Rider: Also called a "Waiver of CDSL" rider in some contracts, it provides benefits described on page 37.


Guaranteed Minimum Death Benefit Rider: Also referred to as GMDB Rider, it must be elected before the contract effective date and if cancelled cannot be reinstated and provides for the benefits described on page 35 at the fee described on page 11.


Portfolio: The investment portfolio underlying each variable sub-account in which we will invest any amounts the owner allocates to that variable sub-account.

Service Center: Transamerica's Annuity Service Center, at P.O. Box 31848, Charlotte, North Carolina 28231-1848, telephone 800-258-4260.

Status (Qualified and Non-Qualified): The contract has a qualified status if it is issued in connection with a retirement plan or program. Otherwise, the status is non-qualified.

Valuation Day: Any day the New York Stock Exchange is open. To determine the value of an asset on a day that is not a valuation day, we will use the value of that asset as of the end of the next valuation day.

Valuation Period: The time interval between the closing (generally 4:00 p.m. Eastern Time) of the New York Stock Exchange on consecutive valuation days.

Variable Account: Separate Account VA-6, a separate account established and maintained by Transamerica for the investment of a portion of its assets pursuant to Section 58-7-95 of the North Carolina Insurance Code.

Variable Accumulation Unit: A unit of measure used to determine the variable accumulated value before the annuity date. The value of a variable accumulation unit varies with each variable sub-account.

Variable Accumulated Value: The total dollar value of all variable accumulation units under this contract prior to the annuity date.

Variable Sub-Account(s): One or more divisions of the variable account which invests solely in shares of one of the underlying portfolios.

We:  The company, Transamerica.


You:  The owner.


SUMMARY


The Contract


The Transamerica Series sm Transamerica Catalyst sm Variable Annuity is a flexible purchase payment deferred annuity. It is designed to aid your long-term financial planning and retirement needs. The contract may be used in connection with a retirement plan which qualifies as a retirement program under Sections 403(b), 408 or 408A of the Code, with various types of qualified pension and profit sharing plans under Section 401 of the Code, or with non-qualified plans. Some qualified contracts may not be available in all states or in all situations. The contract is issued by Transamerica Life Insurance and Annuity Company ("Transamerica"), an indirect wholly-owned subsidiary of Transamerica Corporation. Its principal office is at 401 North Tryon Street, Charlotte, North Carolina 28202.


This contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "contract" as used in this prospectus refers to either the individual annuity contract or to a certificate issued under a group annuity contract. The term "owner" refers to the owner(s) of the individual contract or the owner(s) of the certificate, as appropriate.

Transamerica will establish and maintain an account for each contract. Each owner will receive either an individual annuity contract, or a certificate evidencing the owner's coverage under a group annuity contract. The contract provides that the account value, after certain adjustments, will be applied to a settlement option on a future date you select ("annuity date").

You may allocate all or portions of your purchase payments to one or more variable sub-accounts or to the general account options. At the time of each purchase payment we will add a credit to your account value in an amount equal to a percentage of each purchase payment.

The account value prior to the annuity date, except for amounts in the general account options, will vary depending on the investment experience of each of the variable sub-accounts selected by the owner. All benefits and values provided under the contract, when based on the investment experience of the variable account, are variable and are not guaranteed as to dollar amount. Therefore, prior to the annuity date the owner bears the entire investment risk under the contract for amounts allocated to the variable account.

There is no guaranteed or minimum cash surrender value on amounts allocated to the variable account, so the proceeds of a surrender could be less than the amount invested.

The initial purchase payment for each contract must be at least $5,000 ($2,000 for contributory IRAs, SEP/IRAs and Roth IRAs). Generally each additional purchase payment must be at least $1,000, unless an automatic purchase payment plan is selected. See "Purchase Payments" page 26.

The Variable Account

The variable account is a separate account (designated Separate Account VA-6) that is subdivided into variable sub-accounts. See "The Variable Account" page
19. Assets of each variable sub-account are invested in a specified mutual fund portfolio ("portfolio").
The variable sub-accounts currently available for investment are:



Alger American Income & Growth      MFS VIT Research
Alliance VPF Growth & Income      ..Morgan Stanley UF Fixed Income
Alliance VPF Premier Growth       ..Morgan Stanley UF High Yield
Dreyfus VIF Capital Appreciation    Morgan Stanley UF International Magnum
Dreyfus VIF Small Cap             ..OCC Accumulation Trust Managed
Janus Aspen Balanced              ..OCC Accumulation Trust Small Cap
Janus Aspen Worldwide Growth        Transamerica VIF Growth Portfolio
MFS VIT Emerging Growth            Transamerica VIF Money Market
MFS VIT Growth with Income


The portfolios pay their investment advisers and administrators certain fees charged against the assets of each portfolio. The variable accumulated value, if any, of a contract and the amount of any variable settlement option payments will vary to reflect the investment performance of the variable sub-accounts to which amounts have been allocated. Additionally, applicable charges are deducted. See "Charges, Fees and Deductions" page 36. For more information about the portfolios, see "The Portfolios" page 20 and the accompanying portfolios' prospectuses.

General Account Options

There are two types of general account options - the fixed account and the guarantee period account. See "The General Account Options" in Appendix A.

The amounts in the fixed account will be credited interest at a rate of not less than 3% annually. Transamerica may credit interest at a rate in excess of 3% at its discretion for any class. Each interest rate will be guaranteed to be credited for at least 12 months.

The other general account option, the guarantee period account, provides specified rates of interest for specified terms, of currently, three, five and seven years subject to interest adjustments on early withdrawals or transfers which, if applicable, could reduce the interest credited to the 3% minimum rate.

Investment Option Limit

Currently, the owner may not elect more than a total of 18 investment options over the life of the contract. Investment options include variable sub-accounts and general account options. See "Investment Option Limits" page 27.

Transfers Before the Annuity Date

Prior to the annuity date, you may transfer values between the variable sub-accounts and the general account options. For transfers after the annuity date, see "After the Annuity Date" page 31.

Transfers out of the fixed account are restricted to four per contract year and to a limited percentage of the fixed account value. More frequent transfers may be allowed under certain services and options, for example, dollar cost averaging. Transfers out of a guarantee period prior to the end of the term may be subject to an interest adjustment which may reduce interest credited to the 3% minimum rate. See "General Account Options" in Appendix A of this prospectus.

Transamerica currently imposes a transfer fee of $10 for each transfer in excess of 18 made during the same contract year. See "Transfers" on page 29 for additional limitations and information regarding transfers.

Withdrawals

You may withdraw all or part of the cash surrender value on or before the annuity date. The cash surrender value of your contract is the account value less any account fee, interest adjustment, contingent deferred sales load and premium tax charges. The account fee generally will be deducted on a full surrender of a contract if the account value is then less than $50,000. Transamerica may delay payment of any withdrawal from the general account options for up to six months. See "Cash Withdrawals" page 31.


Withdrawals may be taxable, subject to withholding and subject to a penalty tax. Withdrawals from qualified contracts may be subject to severe restrictions and, in certain circumstances, prohibited. See "Federal Tax Matters" page 44.


Contingent Deferred Sales Load

Transamerica  does not deduct a sales  charge when  purchase  payments  are made
(although premium tax charges may be deducted). However, if any part of the account value is withdrawn, a contingent deferred sales load of up to 8% of purchase payments may be deducted. After a purchase payment has been held by Transamerica for seven years, it may be withdrawn without charge. In most states, the owner may elect, for an extra charge, an optional Living Benefits Rider that provides that the contingent deferred sales load will be waived in certain circumstances. No contingent deferred sales load is assessed on payment of the death benefit, on transfers within the contract, or on certain annuitizations. See "Contingent Deferred Sales Load" page 36, "Cash Withdrawals" page 31 and "Living Benefits Rider" page 37.


Also, beginning 30 days from the contract effective date (or the end of the free look period if later), any portion of the "allowed amount" may be withdrawn each contract year without imposition of any contingent deferred sales load. The allowed amount for each contract year is equal to 10% of purchase payments, that were received during the last seven years, as of the prior contract anniversary, less any withdrawals already taken that contract year. All purchase payments not previously withdrawn that have been held at least seven years are not subject to a contingent deferred sales load. For purposes of calculating the contingent deferred sales load, withdrawals will be considered to be taken first from purchase payments, on a first in/first out basis, and then from earnings and last from any credits.


Other Charges and Deductions

Transamerica deducts a mortality and expense risk charge of 1.20% (annually) of the assets in the variable account and an administrative expense charge of 0.15% (annually) of these assets. The administrative expense charge may change, but it is guaranteed not to exceed a maximum effective annual rate of 0.35%. See "Mortality and Expense Risk Charge" page 38 and "Administrative Charges" page 38.

An account fee of currently $30 (or 2% of the account value, if less) is deducted at the end of each contract year and upon surrender. This fee may change but it is guaranteed not to exceed $60 (or 2% of the account value, if less) per contract year. If the account value is more than $50,000 on the last business day of a contract year, (or as of the date the contract is surrendered), the account fee will be waived for that year.

After the annuity date, the annual annuity fee of $30 will be deducted in equal installments from each periodic payment under the variable payment option. For each transfer in excess of 18 during a contract year, a transfer fee of $10 will be imposed. (See "Transfer Fee" page 39.)

Charges for premium taxes (including retaliatory premium taxes) are not currently deducted, except for annuitizations, but such charges could be imposed in some jurisdictions. Depending on the applicability of such taxes, the charges could be deducted from purchase payments, from amounts withdrawn, and/or upon annuitization. (See "Premium Tax Charges" page 39.)

In addition, amounts withdrawn or transferred out of a guarantee period account prior to the end of its term may be subject to an interest adjustment. (See "Guaranteed Period Account" in Appendix A.)


If, as the owner, you elect the Living Benefits Rider a fee of 0.05% (annually) of the account value will be deducted at the end of each contract month at the rate of 1/12 times 0.05% times the account value. The Living Benefit Rider is not available in all states.

If, as the owner, you elect the Guaranteed Minimum Death Benefit ("GMDB") Rider, the appropriate annual fee will be deducted at the end of each contract month. The monthly rate is 1/12 times the annual fee times the account value. The annual fee is 0.20% of the account value. You may only elect this Rider before the contract effective date. It cannot be reinstated if cancelled. It may not be available in all states.


Currently, no fees are deducted for any other services or options under the contract. However, Transamerica does reserve the right to impose fees to cover processing for certain services and options in the future, including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

Variable Account Fee Table


The purpose of this table is to assist in understanding the various costs and expenses that you, as the owner will bear directly and indirectly. The table reflects expenses of the variable account as well as of the mutual fund portfolios. The table assumes that the entire account value is in the variable account. The information below should be considered together with the narrative provided under the heading "Charges, Fees and Deductions" on page 36 of this prospectus, and with the prospectuses for the portfolios. In addition to the expenses listed below, premium tax charges may be applicable.


                                  Sales Load(1)


           Sales Load Imposed on Purchase Payments       0%

           Maximum Contingent Deferred Sales Load(2)     8%


                             Range of Contingent Deferred Sales Load Over Time

                                                        Contingent Deferred
                 Years Since                        Sales Load
          Purchase Payment  Receipt    (as a percentage of purchase payment)
   Less than 1 year                                    8%
   1 year but less than 2 years                        8%
   2 years but less than 3 years                       7%
   3 years but less than  4 years                      6%
   4 years but less than  5 years                      5%
   5 years but less than 6 years                       4%
   6 years but less 7 years                            3%
   7 or more years                                     0%

                                               Other Contract Expenses


           Transfer Fee (first 18 per contract year)(3) 0 Fees For Other Services and Options(4) 0 Account Fee(5) $30 Living Benefits Rider Fee (if elected)(6) 0.05% Guaranteed Minimum Death Benefit Rider Fee (if elected)(6) 0.20%



                       Variable Account Annual Expenses(7)
               (as a percentage of the variable accumulated value)
           Mortality and Expense Risk Charge          1.20%
           Administrative Expense Charge(8)           0.15%
           Total Variable Account Annual Expenses     1.35%


                               Portfolio Expenses
  (as a percentage of assets after fee waiver and/or expense reimbursement)(9)



                                                                                         Total
                                                      Management         Other         Portfolio
                          Portfolio                      Fees           Expenses        Annual
                                                                                       Expenses


           Alger American Income & Growth               0.625            0.115           0.74

           Alliance VPF Growth & Income                  0.63             0.09           0.72

           Alliance VPF Premier Growth                   0.85             0.10           0.95

           Dreyfus VIF Capital Appreciation              0.75             0.05           0.80

           Dreyfus VIF Small Cap                         0.75             0.03           0.78

           Janus Aspen Balanced                          0.76             0.07           0.83

           Janus Aspen Worldwide Growth                  0.66             0.08           0.74

           MFS VIT Emerging Growth                       0.75             0.12           0.87

           MFS VIT Growth with Income                    0.75             0.25           1.00

           MFS VIT Research                              0.75             0.13           0.88

           Morgan Stanley UF Fixed Income                0.00             0.70           0.70

           Morgan Stanley UF High Yield                  0.00             0.80           0.80

           Morgan Stanley UF International Magnum        0.00             1.15           1.15

           OCC Accumulation Trust Managed                0.80             0.07           0.87

           OCC Accumulation Trust Small Cap              0.80             0.17           0.97

           Transamerica VIF Growth                       0.62             0.23           0.85

           Transamerica VIF Money Market                 0.35             0.25           0.60

Expense information regarding the portfolios has been provided by the portfolios. In preparing the tables above and below and the examples that follow, Transamerica has relied on the figures provided by the portfolios. Transamerica has no reason to doubt the accuracy of that information, but Transamerica has not verified those figures. These figures are for the year ended December 31, 1998. Actual expenses in future years may be higher or lower than these figures.

Notes to Fee Table:

 (1) The contingent deferred sales load applies to each contract, regardless of how the account value is allocated between the variable account and the general account options.

 (2) A portion of the purchase payments may be withdrawn each contract year without imposition of any contingent deferred sales load, and after seven years, a purchase payment may be withdrawn free of any contingent deferred sales load. See "Charges, Fees and Deductions" page 36.

3.) See "Charges, Fees and Deductions" page 36.r each transfer in excess of 18 in a contract year.

4. Transamerica currently does not impose fees for any other services, or options. However, Transamerica reserves the right to impose a fee for various services and options including dollar cost averaging, systematic withdrawals, automatic payouts, asset allocation and asset rebalancing.

(5) The current account fee is $30 (or 2% of the account value, if less) per contract year. This fee will be waived for account values over $50,000. This limit may be changed in the future. The fee may be changed, but it may not exceed $60 (or 2% of the account value, if less). See "Charges, Fees and Deductions" page 36.


 (6) If the owner elects a rider, the rider fee will be deducted at the rate of 1/12 of the annual fee at the end of each contract month based on the account value at that time. See "Living Benefits Rider" page 37 and "Guaranteed Minimum Death Benefit Rider" on page 35.


 (7) The variable account annual expenses do not apply to the general account options.

(8) The current annual administrative expense charge of 0.15% may be increased to 0.35%. See "Charges, Fees and Deductions"
     page 36.


 (9) From time to time, the portfolios' investment advisers, each in its own discretion, may voluntarily waive all or part of their fees and/or voluntarily assume certain portfolio expenses. The expenses shown in the Portfolio Expenses table are the expenses paid for 1998. The expenses shown in that table reflect a portfolio's adviser's waivers of fees or reimbursement of expenses, if applicable. It is anticipated that such waivers or reimbursements will continue for calendar year 1999. Without such waivers or reimbursements, the annual expenses for 1998 for certain portfolios would have been, as a percentage of assets, as follows:

                                                       Management         Other        Total Portfolio
                                                           Fee           Expenses      Annual Expense

       Alliance VPF Growth & Income                       0.63             0.09             0.72
       Alliance VPF Premier Growth                        1.00             0.10             1.10
       Janus Aspen Balanced                               0.77             0.06             0.83
       Janus Aspen Worldwide Growth                       0.72             0.09             0.81
       MFS VIT Growth with Income                         0.75             0.35             1.10
       Morgan Stanley UF Fixed Income                     0.40             1.31             1.71
       Morgan Stanley UF High Yield                       0.80             0.88             1.68
       Morgan Stanley UF International Magnum             0.80             1.98             2.78
       Transamerica VIF Growth                            0.75             0.23             0.98



There were no fee waivers or expense reimbursements during 1998 for the Alger American Income and Growth Portfolio, Dreyfus VIF Capital Appreciation Portfolio, Dreyfus VIF Small Cap Portfolio, MFS VIT Emerging Growth Portfolio, MFS VIT Research Portfolio, OCC Accumulation Trust Managed Portfolio or OCC Accumulation Trust Small Cap Portfolio.

Examples


The following tables show the total expenses an owner would incur in various situations assuming a $1,000 investment and a 5% annual return on assets.

These examples assume an average account value of $40,000 and, therefore, a deduction of 0.075% has been made to reflect the $30 account fee, and a 3.25% credit added to the $1000 purchase payment. These examples also assume that all amounts were allocated to the variable sub-account indicated. These examples also assume that no transfer fees or other option or service fees or premium tax charges have been assessed. Premium tax charges may be applicable. See "Premium Tax Charges" page 39.


Examples 1 through 3 show expenses for contracts without the optional Living Benefit Rider and the Guaranteed Minimum Death Benefit Rider based on fee waivers and reimbursements for the portfolios for 1998. There is no guarantee that any fee waivers or expense reimbursements will continue in the future. For annuitizations before the first contract anniversary, and for annuitizations under a form that does not include life contingencies, the contingent deferred sales load may apply (see expense examples in column 1).


An owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


Example 1: If the owner surrenders the contract at the end of the applicable time period:


                                             -------------------------------------------------
                                               1 Year      3 Years      5 Years    10 Years
                                             -------------------------------------------------
      ---------------------------------------
      Alger American Income & Growth           $94.67      $132.96      $164.96     $257.93
      Alliance VPF Growth & Income             $94.44      $132.10      $163.24     $252.83
      Alliance VPF Premier Growth              $96.84      $139.50      $175.91     $279.94
      Dreyfus VIF Capital Appreciation         $95.27      $134.67      $167.65     $262.26
      Growth
      Dreyfus VIF Small Cap                    $95.07      $134.03      $166.54     $259.90
      Janus Aspen Balanced                     $95.59      $135.64      $169.30     $265.79
      Janus Aspen Worldwide Growth             $94.65      $132.74      $164.34     $255.18
      MFS Emerging Growth                      $96.02      $137.02      $171.76     $271.61
      MFS Growth & Income                      $97.36      $141.06      $178.50     $285.10
      MFS Research                             $96.12      $137.33      $172.28     $272.65
      Morgan Stanley UF Fixed Income           $94.23      $131.45      $162.13     $250.47
      Morgan Stanley UF High Yield             $95.27      $134.67      $167.65     $262.26
      Morgan Stanley UF International Magnum   $98.94      $145.95      $186.94     $303.51
      OCC Accumulation Trust Managed           $96.01      $136.93      $171.50     $270.51
      OCC Accumulation Trust Small Cap         $97.05      $140.15      $177.02     $282.29
      Transamerica VIF Growth                  $95.81      $136.39      $170.71     $269.52
      Transamerica VIF Money Market            $93.22      $128.57      $157.60     $242.97
      ----------------------------------------------------------------------------------------













Example 2: If the owner does not surrender and does not annuitize the contract:


                                             -------------------------------------------------
                                               1 Year      3 Years      5 Years    10 Years
                                             -------------------------------------------------
      ---------------------------------------
      Alger American Income & Growth           $22.67       $69.96      $119.96     $257.93
      Alliance VPF Growth & Income             $22.44       $69.10      $118.24     $252.83
      Alliance VPF Premier Growth              $24.84       $76.50      $130.91     $279.94
      Dreyfus VIF Capital Appreciation         $23.27       $71.67      $122.65     $262.26
      Growth
      Dreyfus VIF Small Cap                    $23.07       $71.03      $121.54     $259.90
      Janus Aspen Balanced                     $23.59       $72.64      $124.30     $265.79
      Janus Aspen Worldwide Growth             $22.65       $69.74      $119.34     $255.18
      MFS Emerging Growth                      $24.02       $74.02      $126.76     $271.61
      MFS Growth & Income                      $25.36       $78.06      $133.50     $285.10
      MFS Research                             $24.12       $74.33      $127.28     $272.65
      Morgan Stanley UF Fixed Income           $22.23       $68.45      $117.13     $250.47
      Morgan Stanley UF High Yield             $23.27       $71.67      $122.65     $262.26
      Morgan Stanley UF International Magnum   $26.94       $82.95      $141.94     $303.51
      OCC Accumulation Trust Managed           $24.01       $73.93      $126.50     $270.51
      OCC Accumulation Trust Small Cap         $25.05       $77.15      $132.02     $282.29
      Transamerica VIF Growth                  $23.81       $73.39      $125.71     $269.52
      Transamerica VIF Money Market            $21.22       $65.57      $112.60     $242.97
      ----------------------------------------------------------------------------------------



Example 3: If the owner elects to annuitize at the end of the applicable period under a Settlement Option with life contingencies:


                                             -------------------------------------------------
                                               1 Year      3 Years      5 Years    10 Years
                                             -------------------------------------------------
       --------------------------------------
       Alger American Income & Growth          $22.67       $69.96      $119.96     $257.93
       Alliance VPF Growth & Income            $22.44       $69.10      $118.24     $252.83
       Alliance VPF Premier Growth             $24.84       $76.50      $130.91     $279.94
       Dreyfus VIF Capital Appreciation        $23.27       $71.67      $122.65     $262.26
       Growth
       Dreyfus VIF Small Cap                   $23.07       $71.03      $121.54     $259.90
       Janus Aspen Balanced                    $23.59       $72.64      $124.30     $265.79
       Janus Aspen Worldwide Growth            $22.65       $69.74      $119.34     $255.18
       MFS Emerging Growth                     $24.02       $74.02      $126.76     $271.61
       MFS Growth & Income                     $25.36       $78.06      $133.50     $285.10
       MFS Research                            $24.12       $74.33      $127.28     $272.65
       Morgan Stanley UF Fixed Income          $22.23       $68.45      $117.13     $250.47
       Morgan Stanley UF High Yield            $23.27       $71.67      $122.65     $262.26
       Morgan Stanley UF International         $26.94       $82.95      $141.94     $303.51
       Magnum
       OCC Accumulation Trust Managed          $24.01       $73.93      $126.50     $270.51
       OCC Accumulation Trust Small Cap        $25.05       $77.15      $132.02     $282.29
       Transamerica VIF Growth                 $23.81       $73.39      $125.71     $269.52
       Transamerica VIF Money Market           $21.22       $65.57      $112.60     $242.97
       ---------------------------------------------------------------------------------------


Examples  4 through 6 show  expenses  for  contracts  with the  optional  Living
Benefits Rider and the Guaranteed Minimum Death Benefit Rider, based on the fee waivers and reimbursements for the portfolios for 1998. There is no guarantee that fee waivers or expense reimbursements will continue in the future. For annuitizations before the first contract anniversary and for annuitizations under a form that does not include life contingencies, a contingent deferred sales load may apply (see examples in column 4).


An owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


  Example 4: If the owner surrenders the contract at the end of the applicable time period:


                                             -----------------------------------------------------
                                                 1 Year       3 Years     5 Years      10 Years
                                             -----------------------------------------------------
      ---------------------------------------
      Alger American Income & Growth             $95.19       $134.52     $167.58      $263.21
      Alliance VPF Growth & Income               $94.96       $133.65     $165.84      $258.06
      Alliance VPF Premier Growth                $97.36       $141.06     $178.50      $285.10
      Dreyfus VIF Capital Appreciation           $95.79       $136.23     $170.25      $267.47
      Growth
      Dreyfus VIF Small Cap                      $95.58       $135.59     $169.14      $265.12
      Janus Aspen Balanced                       $96.11       $137.19     $171.90      $270.99
      Janus Aspen Worldwide Growth               $95.16       $134.30     $166.94      $260.41
      MFS Emerging Growth                        $96.53       $138.57     $174.36      $276.82
      MFS Growth & Income                        $97.88       $142.61     $181.09      $290.24
      MFS Research                               $96.64       $138.88     $174.88      $277.86
      Morgan Stanley UF Fixed Income             $94.75       $133.01     $164.74      $255.71
      Morgan Stanley UF High Yield               $95.79       $136.23     $170.25      $267.47
      Morgan Stanley UF International Magnum     $99.45       $147.50     $189.51      $308.62
      OCC Accumulation Trust Managed             $96.52       $138.48     $174.10      $275.70
      OCC Accumulation Trust Small Cap           $97.57       $141.70     $179.60      $287.45
      Transamerica VIF Growth                   $496.33       $137.95     $173.32      $274.74
      Transamerica VIF Money Market              $93.74       $130.14     $160.24      $248.34
      --------------------------------------------------------------------------------------------



Example 5: If the owner does not surrender and does not annuitize the contract:


                                             -----------------------------------------------------
                                                 1 Year       3 Years     5 Years      10 Years
                                             -----------------------------------------------------
      ---------------------------------------
      Alger American Income & Growth             $23.19       $71.52      $122.58      $263.21
      Alliance VPF Growth & Income               $22.96       $70.65      $120.84      $258.06
      Alliance VPF Premier Growth                $25.36       $78.06      $133.50      $285.10
      Dreyfus VIF Capital Appreciation           $23.79       $73.23      $125.25      $267.47
      Growth
      Dreyfus VIF Small Cap                      $23.58       $72.59      $124.14      $265.12
      Janus Aspen Balanced                       $24.11       $74.19      $126.90      $270.99
      Janus Aspen Worldwide Growth               $23.16       $71.30      $121.94      $260.41
      MFS Emerging Growth                        $24.53       $75.57      $129.36      $276.82
      MFS Growth & Income                        $25.88       $79.61      $136.09      $290.24
      MFS Research                               $24.64       $75.88      $129.88      $277.86
      Morgan Stanley UF Fixed Income             $22.75       $70.01      $119.74      $255.71
      Morgan Stanley UF High Yield               $23.79       $73.23      $125.25      $267.47
      Morgan Stanley UF International Magnum     $27.45       $84.50      $144.51      $308.62
      OCC Accumulation Trust Managed             $24.52       $75.48      $129.10      $275.70
      OCC Accumulation Trust Small Cap           $25.57       $78.70      $134.60      $287.45
      Transamerica VIF Growth                    $24.33       $74.95      $128.32      $274.74
      Transamerica VIF Money Market              $21.74       $67.14      $115.24      $248.34
      --------------------------------------------------------------------------------------------







Example 6: If the owner elects to annuitize at the end of the applicable period under a Settlement Option with life contingencies:


                                             ----------------------------------------------------
                                                 1 Year       3 Years     5 Years     10 Years
                                             ----------------------------------------------------
      ---------------------------------------
      Alger American Income & Growth             $23.19       $71.52      $122.58     $263.21
      Alliance VPF Growth & Income               $22.96       $70.65      $120.84     $258.06
      Alliance VPF Premier Growth                $25.36       $78.06      $133.50     $285.10
      Dreyfus VIF Capital Appreciation           $23.79       $73.23      $125.25     $267.47
      Growth
      Dreyfus VIF Small Cap                      $23.58       $72.59      $124.14     $265.12
      Janus Aspen Balanced                       $24.11       $74.19      $126.90     $270.99
      Janus Aspen Worldwide Growth               $23.16       $71.30      $121.94     $260.41
      MFS Emerging Growth                        $24.53       $75.57      $129.36     $276.82
      MFS Growth & Income                        $25.88       $79.61      $136.09     $290.24
      MFS Research                               $24.64       $75.88      $129.88     $277.86
      Morgan Stanley UF Fixed Income             $22.75       $70.01      $119.74     $255.71
      Morgan Stanley UF High Yield               $23.79       $73.23      $125.25     $267.47
      Morgan Stanley UF International Magnum     $27.45       $84.50      $144.51     $308.62
      OCC Accumulation Trust Managed             $24.52       $75.48      $129.10     $275.70
      OCC Accumulation Trust Small Cap           $25.57       $78.70      $134.60     $287.45
      Transamerica VIF Growth                    $24.33       $74.95      $128.32     $274.74
      Transamerica VIF Money Market              $21.74       467.14      $115.24     $248.34
      -------------------------------------------------------------------------------------------


These examples should not be considered representations of past or future expenses. Actual expenses paid may be greater or less than those shown, subject to the guarantees in the contract. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns , which may be greater or less than this assumed rate.


Settlement Option Payments

Settlement option payments will be made either on a fixed basis or a variable basis or a combination of a fixed and variable basis, as you select. You have flexibility in choosing the annuity date, but it may generally not be a date later than the annuitant's 85th birthday or the tenth contract anniversary, whichever occurs last, but never later than the annuitant's 90th birthday. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available. (See "Settlement Option Payments" page 40.)

Four settlement options are available under the contract:


     1    life annuity

      (1) life annuity; (2) life and contingent annuity

      annuity; (3) life annuity with period certain

      certain; and (4) joint and survivor annuity

For more detailed information on these options, please see "Settlement Option Forms" page 42.


Death of Owner Before the Annuity Date


If an owner dies prior to the annuity date and before either the owner's or any joint owner's 80th birthday, the death benefit for the contract will be the greater of:

      of (a) the account value reduced by credits less than 12 months; or

      months or (b) the sum of all purchase payments made to the contract, less withdrawals and applicable premium tax charges.


If death occurs after the earlier of the owner's or joint owner's 80th birthday, the death benefit will be the account value less any credits less than 12 months old. If the owner is not a natural person, the annuitant will be treated as the owner(s) for purposes of the death benefit.


If you elected the Guaranteed Minimum Death Benefit Rider, and you die before the annuitization phase and before you turn 85, the death benefit will be the greatest of three amounts:

     1.   the account value;

     2. the sum of all purchase payments less the proportion of withdrawals taken and applicable premium tax charges; or

     3. the highest account value on any contract anniversary prior to the earlier of the owner's or joint owner's 85th birthday, plus purchase payments made, less the proportion of withdrawals taken and premium tax charges since that contract anniversary.

If you elected the Guaranteed Minimum Death Benefit Rider, and you die after your or your joint owner's 85th birthday, the death benefit will be the greater of two amounts:

     1.   the account value; or

     2. the highest account value on any contract anniversary prior to the earlier of the owner's or joint owner's 85th birthday, plus purchase payments made, less the proportion of withdrawals taken and premium tax charges since that contract anniversary.


The death benefit will generally be paid within seven days of receipt of the required proof of death of the owner and election of the method of settlement or as soon thereafter as Transamerica has sufficient information to make the payment, but if no settlement method is elected the death benefit will be distributed within five years after the owner's death. No contingent deferred sales load is imposed. The death benefit may be paid as either a lump sum or as a settlement option. (See "Death Benefit" page 33). Amounts in the guarantee period account will not be subject to interest adjustments in calculating the death benefit.

Federal Income Tax Consequences


An owner who is a natural person generally should not be taxed on increases in the account value until a distribution under the contract occurs. Taxable events, for example, would occur with a withdrawal or settlement option payment, or as the result of a pledge, loan, or assignment of a contract. Generally, any portion up to 100% of any distribution or deemed distribution is taxable as ordinary income. The taxable portion of distributions is generally subject to income tax withholding unless the recipient elects otherwise. Withholding is mandatory for certain qualified contracts. In addition, a federal penalty tax may apply to certain distributions. (See "Federal Tax Matters" page 44.)


Right to Cancel


As the owner, you have the right to examine the contract for a limited period, known as a "free look period." You may cancel the contract during this period by delivering or mailing a written notice of cancellation, or sending a telegram to the Service Center and by returning the contract before midnight of the tenth day after receipt of the contract, or longer if required by state law. Notice given by mail and the return of the contract by mail will be effective on the date received by Transamerica. Unless otherwise required by law, Transamerica will refund the purchase payment(s) allocated to any general account option, minus any withdrawals, plus the variable accumulated value as of the date your written notice to cancel and your contract are received by Transamerica. Any credits will not be included in the amount paid. See "Purchase Payments" page 26 and "Account Value" page 28.


Questions


Questions about procedures or the contract can be answered by:

                     The Transamerica Annuity Service Center
                                 P.O. Box 31848
                            Charlotte, North Carolina
                                   28231-1848

                       Or by telephone at: 1- 800-258-4260


                                All inquiries should include the contract number
and the owner's name.


Please Note: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this prospectus and in the prospectuses for the portfolios which should be referred to for more detailed information. With respect to qualified contracts, it should be noted that the requirements of a particular retirement plan, an endorsement to the contract, or limitations or penalties imposed by the Code or the Employee Retirement Income Security Act of 1974, as amended, may impose additional limits or restrictions on purchase payments, withdrawals, distributions, or benefits, or on other provisions of the contract. This prospectus does not describe such limitations or restrictions. (See "Federal Tax Matters" page 44.)

CONDENSED FINANCIAL INFORMATION

The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information. The financial statements and reports of independent auditors for the Variable Account and Transamerica are contained in the Statement of Additional Information.

The following table sets forth certain information regarding the Sub-Accounts for the period from January 1, 1998, commencement of business operations of the Sub-Accounts, through December 31, 1998.

The Variable Accumulation Unit values and the number of Variable Accumulation Units outstanding for each Sub-Account for the periods shown are as follows:

                                            Year Ending December 31, 1998

                      Alger American       Alliance VPF     Alliance VPF     Dreyfus VIF Cap    Dreyfus VIF
                      Income & Growth     Growth & Income  Premier Growth  Appreciation Growth   Small Cap
                        Sub-Account         Sub-Account      Sub-Account       Sub-Account      Sub-Account
Accumulation Unit Value
    at Beginning of Period $1.132           $11.682           $14.911          $14.142             $58.773
Accumulation Unit Value
    at End of Period      $1.175              $14.185          $15.736           $15.260          $67.668
Number of Accumulation
    Units Outstanding
    at End of Period  12,049,327.817       1,017,390.458     424,325.816       987,773.886     1,031,483.594


                             Janus Aspen      Janus Aspen        MFS                            MFS      MFS
                           Balanced      Worldwide Growth  Emerging Growth       Growth & Income      Research
                          Sub-Account       Sub-Account      Sub-Account           Sub-Account       Sub-Account
Accumulation Unit Value
    at Beginning of Period  $21.802           $26.791          $21.221               $23.131           $14.267
Accumulation Unit Value
    at End of Period        $27.532           $35.128          $26.879               $26.509           $15.422
Number of Accumulation
    Units Outstanding
    at End of Period     1,798,913.636      808,857.987      230,281.724          2,179,109.968      378,355.293



                         Morgan Stanley UF   Morgan Stanley UF    Morgan Stanley  OCC Accumulation OCC Accumulation
                           Fixed Income         High Yield     International Growth Trust Managed   Trust Small Cap
                            Sub-Account         Sub-Account         Sub-Account      Sub-Account      Sub-Account
Accumulation Unit Value
    at Beginning of Period    $10.244             $11.776             $10.772         $10.000           $10.000
Accumulation Unit Value
    at End of Period          $10.982             $15.272             $12.935         $10.852           $11.738
Number of Accumulation
    Units Outstanding
    at End of Period        172,941.244        1,196,912.676        513,524.112    473,373.863       333,714.857


                           Transamerica        Transamerica
                            VIF Growth       VIF Money Market
                            Sub-Account         Sub-Account
Accumulation Unit Value
    at Beginning of Period    $10.244             $11.776
Accumulation Unit Value
    at End of Period          $10.982             $15.272
Number of Accumulation
    Units Outstanding
    at End of Period        172,941.244        1,196,912.676


TRANSAMERICA LIFE INSURANCE AND ANNUITY COMPANY
AND THE VARIABLE ACCOUNT


Transamerica Life Insurance and Annuity Company


Transamerica Life Insurance and Annuity Company ("Transamerica") is a stock life insurance company incorporated under the laws of the State of California in 1966. In 1994, the company moved to North Carolina. It is principally engaged in the sale of life insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation. The address of Transamerica is 401 North Tryon Street, Charlotte, North Carolina 28202.


Published Ratings


Transamerica may from time to time publish its ratings in advertisements, sales literature and reports to owners. We receive ratings and other information from one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, Moody's, and Duff & Phelps. The ratings reflect the financial strength and/or claims-paying ability of Transamerica. These ratings should not be considered as bearing on the investment performance of the variable account. Ratings and investment performance are unrelated. Each year the A.M. Best Company reviews the financial status of thousands of insurers, resulting in the assignment of Best's Ratings. These ratings reflect A.M. Best's current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of Transamerica as measured by Standard & Poor's Insurance Ratings Services, Moody's, or Duff & Phelps may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions provided by the companies named above. These opinions relate to how well they have determined Transamerica is prepared, from a financial standpoint, to meet our insurance and annuity obligations. The terms of our obligations are stated within the general account options of this contract. These ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.


The Variable Account


Separate Account VA-6 of Transamerica (the "variable account") was established by Transamerica as a separate account under the laws of the State of North Carolina following June 11, 1996, resolutions adopted by Transamerica's Board of Directors. The variable account is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. It meets the definition of a separate account under the federal securities laws. However, the Commission does not supervise the management or the investment practices or policies of the variable account.

The assets of the variable account are owned by Transamerica, but they are held separately from the other assets of Transamerica. Section 58-7-95 of the North Carolina Insurance Law provides that the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the insurance company (except to the extent that assets in the separate account exceed the reserves and other liabilities of the separate account). Income, gains and losses incurred on the assets in the variable account, whether or not realized, are credited to or charged against the variable account without regard to other income, gains or losses of Transamerica. Therefore, the investment performance of the variable account is entirely independent of the investment performance of Transamerica's general account assets or any other separate account maintained by Transamerica.

The variable account currently has seventeen variable sub-accounts available under the contract, each of which invests solely in a specific corresponding portfolio. At our discretion, we may make changes to the variable sub-accounts.

THE PORTFOLIOS

Each of the variable sub-accounts offered under the contract invests exclusively in one of the portfolios. Descriptions of each portfolio's investment objective follow. The management fees listed below are specified in each portfolio advisor's contract before any fee waivers.

The Income and Growth Portfolio of The Alger American Fund seeks, primarily, a high level of dividend income. Capital appreciation is a secondary objective of the portfolio. Except during temporary defensive periods, the portfolio attempts to invest 100% of its available capital, and it is a fundamental policy of the portfolio to invest at least 65% of its total assets in dividend paying equity securities. Alger Management will favor securities it believes also offer opportunities for capital appreciation. The portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements. It may invest up to 100% of its assets in these same instruments during temporary defensive periods.


Adviser:  Fred Alger Management, Inc.  Management Fee:  0.625%.


The Growth and Income Portfolio of the Alliance Variable Products Series Fund, Inc., seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. Whenever the economic outlook is unfavorable for investment in common stock, this portfolio may invest in other types of securities, such as bonds, convertible bonds, preferred stock and convertible preferred stocks. The portfolio manager(s) will purchase and sell portfolio securities at times and in amounts as management deems advisable in light of market, economic and other conditions.


Adviser:  Alliance Capital Management L.P.  Management Fee:  0.625%.


The Premier Growth Portfolio of Alliance Variable Products Series Fund, Inc., seeks growth of capital by pursuing aggressive investment policies. Since this portfolio's investments will be made based upon their potential for capital appreciation, current income will not be a high priority for this portfolio. The portfolio will invest mainly in the equity securities (common stocks, securities convertible into commons stocks and rights and warrants to subscribe for or purchase common stocks) of a limited number of large, carefully selected, high-quality U.S. companies. In the Advisor's judgement, the companies chosen will be those which are likely to achieve superior earnings growth. Approximately 25 companies believed by the Advisor to show superior potential for capital appreciation will usually constitute approximately 70% of the portfolio's net assets at any one time. The portfolio thus differs from more typical equity mutual funds by investing most of its assets in a relatively small number of intensively researched companies. Under normal circumstances the portfolio will invest at least 85% of the value of its total assets in the equity securities of U.S.

companies.

Adviser:  Alliance Capital Management L.P.  Management Fee:  1%.


The Capital Appreciation Portfolio of the Dreyfus Variable Investment Fund is a diversified portfolio seeking long-term capital growth and preservation of principal. Current income is a secondary investment objective. During perio9ds of strong market momentum, the portfolio will invest aggressively to increase its holdings in: common stocks of foreign and domestic issuers, common stocks with warrants attached and debt securities of foreign governments. Generally, the portfolio will invest in large cap companies (those with market capitalizations exceeding $500 million). These companies will also be selected on the basis of their potential to achieve predictable, above average earnings growth.


Adviser:  The Dreyfus Corporation.  Sub-Adviser:  Fayez Sarofim & Co. Management
Fee: 0.75%.


The Small Cap Portfolio of the Dreyfus Variable Investment Fund seeks to maximize capital appreciation by investing principally in common stocks. Under normal market conditions, the portfolio will invest at least 65% of its total assets in companies with market capitalizations of less than $1.5 billion at the time of purchase. Each company selected for this portfolio will be characterized by its new or innovative products, services or processes which are expected to propel growth in future earnings.


Adviser:  The Dreyfus Corporation.  Management Fee:  0.75%.


The Balanced Portfolio of the Janus Aspen Series seeks long-term capital growth consistent with preservation of capital and current income. Normally, this diversified portfolio invests 40-60% of its assets in securities selected primarily for their growth potential. capacity to generate income. Such holdings are likely to consist of bonds and preferred stocks. Typically, at least 25% of this portfolio is made up of fixed-income securities.


Adviser: Janus Capital Corporation. Management Fee: 0.75% of the first $300 million plus 0.70% of the next $200 million plus 0.65% of the assets over $500 million.


The Worldwide Growth Portfolio of the Janus Aspen Series seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective primarily through investments in common stocks of foreign and domestic issuers. The portfolio has the flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of origin or place of principal business activity. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.


Adviser: Janus Capital Corporation. Management Fee: 0.75% of the first $300 million plus 0.70% of the next $200 million plus 0.65% of the assets over $500 million.


The Emerging Growth Series of the MFS Variable Insurance Trust seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital. The investment policy provides for investing at least 80% of the trust's assets in common stocks during normal market circumstances. Companies that the Adviser selects for inclusion are those which are thought to be capable of becoming major enterprises. These emerging growth companies will be characterized chiefly by their superior growth potential. While the portfolio will invest primarily in common stocks, the portfolio may, to a limited extent, seek appreciation in other types of securities such as: fixed income securities (which may be unrated), convertible securities and warrants. The Adviser will use this strategy when the values of these securities warrant such purchases. Attractive prices or certain economic environments may provide strategic opportunities for such purchases. The portfolio may invest in non-convertible fixed income securities rated lower than "investment grade" (commonly known as "junk bonds") or in comparable unrated securities. The Adviser will purchase these  types  of  securities  when  they  present  an  opportunity  for  greater appreciation then investment grade securities, and the risk factors are comparable to those of investment grade securities. Under normal market conditions the portfolio will invest not more than 5% of its nets assets in these securities. Consistent with its investment objective and policies described above, the portfolio may also invest up to 25% (and generally expects to invest not more than 15%) of its net assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S.

exchange.

Adviser:  Massachusetts Financial Services Company.  Management Fee:  0.75%.


The Growth with Income Series of the MFS Variable Insurance Trust seeks reasonable current income and long-term growth of capital and income. Under normal market conditions, the portfolio will invest at least 65% of its assets in equity securities of companies that are believed to have long-term prospects for growth and income. Equity securities in which the portfolio may invest include the following: common and preferred stocks, bonds, warrants or rights that are convertible into stocks, and depository receipts. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. Consistent with the investment objective and policies described above, the portfolio may also invest up to 75% (and generally expects to invest no more than 15%) of its net assets in foreign securities (including emerging market securities and Brady Bonds) which are not traded on a U.S. exchange.


Adviser:  Massachusetts Financial Services Company.  Management Fee:  0.75%.


The Research Series of the MFS Variable Insurance Trust seeks long-term growth of capital and future income. It will invest a substantial proportion of its assets in equity securities of companies believed to possess better than average prospects for long-term growth. Equity securities in which the portfolio may invest include the following: common and preferred stocks, bonds, warrants or rights that are convertible into stocks, and depository receipts. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks that are purchased for their income production capability rather than for growth. Such securities may also offer some growth opportunity in addition to income. The Adviser selects both growth stocks and income issues on the basis that they are issued by innovative, well-managed companies which demonstrate the capability for better than average growth. The portfolio's non-convertible debt investments, if any, may consist of investment grade securities. No more than 10% of the portfolio's net assets will consist of securities in the lower rated categories or securities which the Adviser believes to be a similar quality to these lower rated securities (commonly know as "junk bonds"). Consistent with its investment objective and policies described above, the portfolio may also invest up to 20% of its net assets in foreign securities (including emerging market securities) which are not traded on a U.S. exchange.


Adviser:  Massachusetts Financial Services Company.  Management Fee:   0.75%.


The Fixed Income Portfolio of the Morgan Stanley Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of U.S. government and agency bonds, corporate bonds, mortgage backed securities, foreign bonds and other fixed income securities and derivatives. The portfolio's average weighted maturity will ordinarily exceed five years and will usually be between five and fifteen years.


Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.40% of the first $500 million plus 0.35% of the next $500 million plus
0.30% of the assets over $1 billion.

The High Yield Portfolio of the Morgan Stanley Universal Funds, Inc., seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities of U. S. and foreign issuers, including corporate bonds and other fixed income securities and derivatives. High yield securities are rated below investment grade and are commonly referred to as "junk bonds." The portfolio's average weighted maturity will ordinarily exceed five years and will usually be between five and fifteen years.

Adviser: Miller Anderson & Sherrerd, LLP. Management Fee: 0.50% of first $500 million plus 0.45% of next $500 million plus 0.40% of the assets over $1 billion.


The International Magnum Portfolio of the Morgan Stanley Universal Funds, Inc., seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE (Europe and Australia, Far East Equity) countries. The countries in which the portfolio will invest are those comprising the Morgan Stanley Capital International EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (collectively the "EAFE countries"). The portfolio may invest up to 5% of its total assets in securities of issuers domiciled in non-EAFE countries. Under normal circumstances, at least 65% of the total assets of the portfolio will be invested in equity securities of issuers in at least three different EAFE countries.


Adviser: Morgan Stanley Asset Management Inc. Management Fee: 0.80% of the first $500 million plus 0.75% of the next $500 million plus 0.70% of the assets over $1 billion.


The Managed Portfolio of the OCC Accumulation Trust seeks growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Adviser's assessments of the relative outlook for such investments. Debt securities are expected to be predominantly investment grade intermediate to long term U.S. Government and corporate debt. The portfolio will also invest in high quality short-term money market and cash equivalent securities and may invest almost all of its assets in such securities when necessary to preserve capital. In addition, the portfolio may also purchase foreign securities. These foreign securities must be listed on a domestic or foreign securities exchange or represented by American depository receipts.


Adviser: OpCap Advisors. Management Fee: 0.80% of first $400 million plus 0.75% of next $400 million plus 0.70% of the assets over $800 million.


The Small Cap Portfolio of the OCC Accumulation Trust seeks capital appreciation through investments in a diversified portfolio of stocks issued by small companies. It will consist primarily of equity securities of companies with market capitalizations of under $1 billion. Under normal circumstances at least 65% of the portfolio's assets will be invested in equity securities. The majority of securities purchased by the portfolio will be traded on the New York Stock Exchange, the American Stock Exchange or in the over-the-counter market. The portfolio's holdings may also include options, warrants, bonds, notes and convertible bonds. In addition, the portfolio may also purchase foreign securities. Foreign securities must listed on a domestic or foreign securities exchange or be represented by American depository receipts.


Adviser: OpCap Advisors. Management Fee: 0.80% of the first $400 million plus 0.75% of the next $400 million plus 0.70% of assets over $800 million.


The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., seeks long-term capital growth through investment in common stocks (listed and over the counter issues). The Growth Portfolio invests primarily in common stocks of growth companies that are considered by the manager to be premier companies. In the manager's view, characteristics of premier companies include one or more of the following: dominant market share; leading brand recognition; proprietary products or technology; low-cost production capability; and excellent management with shareholder orientation. The manager of the Portfolio believes in long-term investing and places great emphasis on the sustainability of the above competitive advantages. Unless market conditions dictate otherwise, the manager tries to keep the Portfolio fully invested in equity securities. Attempting to enter and exit the market at strategic times is not a commonly used strategy for this portfolio. However, when in the judgment of the Sub-Adviser market conditions warrant, the portfolio may, for temporary defensive purposes, hold part or all of its assets in cash, debt or money market instruments. The portfolio may invest up to 10% of its assets in debt securities having a call on common stocks that are rated below investment grade.


Adviser:   Transamerica   Occidental   Life  Insurance   Company.   Sub-Adviser:
Transamerica Investment Services, Inc. Management Fee: 0.75%.


The Money Market Portfolio of the Transamerica Variable Insurance Fund, Inc., seeks to maximize current income from money market securities consistent with liquidity and the preservation of principal. The portfolio invests primarily in high quality U. S. dollar-denominated money market instruments with remaining maturities of 13 months or less. These include: obligations issued or guaranteed by the U. S. and foreign governments and their agencies and instrumentalities; obligations of U. S. and foreign banks, or their foreign branches, and U. S. savings banks; short-term corporate obligations, including commercial paper, notes and bonds; other short-term debt obligations with remaining maturities of 397 days or less; and repurchase agreements involving any of the securities mentioned above. The portfolio may also purchase other marketable, non-convertible corporate debt securities of U. S. issuers. These investments include bonds, debentures, floating rate obligations, and issues with optional maturities.


Adviser:   Transamerica   Occidental   Life  Insurance   Company.   Sub-Adviser:
Transamerica Investment Services, Inc. Management Fee: 0.35%.


Meeting investment objectives depends on various factors, including, but not limited to, how well the portfolio managers anticipate changing economic and market conditions. There is no assurance that any of these portfolios will achieve their stated objectives.

An investment in the contract is not a deposit or obligation of, or guaranteed or endorsed, by any bank. Nor is the contract federally insured by the Federal Deposit Insurance Corporation or any other government agency. Investing in the contract involves certain investment risks, including possible loss of principal.

Since all of the portfolios are available to registered separate accounts offering variable annuity and variable life products of Transamerica and to other insurance companies as well, there is a possibility of a material conflict. If such a conflict arises between the interests of the variable account and one or more other separate accounts investing in the portfolios, the affected insurance companies will take steps to resolve the matter. These steps may include stopping their separate accounts from investing in the portfolios. See the portfolios' prospectuses for greater details.

You can find additional information concerning the investment objectives and policies of all of the portfolios, the investment advisory services and administrative services and charges in the current prospectuses for the portfolios which accompany this prospectus.

Read the prospectuses of the portfolios which interest you carefully before you make any decision concerning how you will invest, or transfer monies among, the variable sub-accounts.

Transamerica may receive payments from some or all of the portfolios or their advisers, in varying amounts. These payments may be based on the amount of assets allocated to the portfolios. The payments are for administrative or distribution services.


Addition, Deletion, or Substitution


Transamerica does not control the portfolios. For this reason, we cannot guarantee that any of the variable sub-accounts offered under this contract or any of the portfolios will always be available to you for investment purposes. Transamerica retains the right to make changes in the variable account and in its investments.

Transamerica reserves the right to eliminate the shares of any portfolio held by a variable sub-account. We may also substitute shares of another portfolio or of another investment company for the shares of any portfolio. We would do this if the shares of the portfolio are no longer available for investment or if, in Transamerica's judgment, investment in any portfolio would be inappropriate in view of the purposes of the variable account. To the extent required by the 1940 Act, if we substitute shares in a variable sub-account that you own, we will provide you with advance notice. We will also seek advance permission from the Commission. This does not prevent the variable account from purchasing other securities for other series or classes of variable annuity contracts. Nor does it prevent the variable account from effecting an exchange between series or classes of variable contracts on the basis of requests made by owners.

We reserve the right to create new variable sub-accounts for the contracts when, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. Any new variable sub-accounts will be made available to existing owners on a basis to be determined by Transamerica. Each additional variable sub-account will purchase shares in a mutual fund portfolio or other investment vehicle. We may also eliminate one or more variable sub-accounts if, in our sole discretion, marketing, tax, investment or other conditions warrant that we do. So, in the event any variable sub-account is eliminated, we will notify owners and request a re-allocation of the amounts invested in the eliminated variable sub-account.

In the event of any substitution or change, we may make the changes in the contract that we deem necessary or appropriate to reflect substitutions or changes. Furthermore, if we believe it to be in the best interests of persons having voting rights under the contracts, the variable account may be operated as a management company under the 1940 Act or any other form permitted by law. It may also be de-registered under such Act in the event that registration is no longer required. Finally, it may also be combined with one or more other separate accounts.

THE CONTRACT

The contract is a flexible purchase payment deferred variable annuity contract. Other variable contracts are also available from Transamerica. The rights and benefits of this contract are described below. They will also be described in the individual contract or in the certificate and group contract. However, we reserve the right to modify the individual contract and the group contract and their underlying certificates. We also reserve the right to give the owner the benefit of any federal or state statute or rule or regulation. The obligations under the contract are obligations of Transamerica. The contracts are available on a non-qualified basis and on a qualified basis. Contracts available on a qualified basis are as follows:

     1. rollover and contributory individual retirement annuities (IRAs) under Code Sections 408(a) and 408(b)

     2. conversion, rollover and contributory Roth IRAs under Code Section 408A

     3. simplified employee pension plans (SEP/IRAs) that qualify for special federal income tax treatment under Code Section 408(k)

     4. rollover Code Section 403(b) annuities (including Rev. Rul. 90-24 transfers) with no additional premiums

     5. qualified pension and profit sharing plans intended to qualify under Code Section 401

Generally, qualified contracts contain certain restrictive provisions limiting the timing and amount of purchase payments to, and distributions from, the qualified contract. For further discussion concerning qualified contracts, see Federal Tax Matters page 44.


Ownership


As the owner you are entitled to the rights granted by the contract. If you die, your rights belong to the joint owner, if any, and then to your beneficiary. If there are joint owners, the one designated as the primary owner will receive all mail and any tax reporting information.

For non-qualified contracts, you as the owner are entitled to designate the annuitant(s) and, if the owner is an individual (as opposed to a corporation or other legal entity), the owner can change the annuitant(s) at any time before the annuity date. Any such change will be subject to our then current underwriting requirements. We reserve the right to reject any change of annuitant(s) which has been made without our prior written consent.

If the owner is not an individual, the annuitant(s) may not be changed once the contract is issued. Different rules apply to qualified contracts. See Federal Tax Matters, page 44.


For each contract, a different account will be established and values, benefits and charges will be calculated separately. The various administrative rules described below will apply separately to each contract, unless otherwise noted.









PURCHASE PAYMENTS


Purchase Payments


All purchase payments must be paid to the Service Center. A confirmation will be issued to the owner upon the acceptance of each purchase payment.

     The  initial   purchase  payment  must  be  at  least  $5,000  ($2,000  for contributory IRAs, SEP/IRAs and Roth IRAs).


Your contract will be issued and your initial purchase payment generally will be credited within two business days after the receipt of: sufficient information to issue a contract and the initial purchase payment at the Service Center. For us to issue you a policy, you must provide sufficient information in a form acceptable to Transamerica. We reserve the right to reject any request for issuance of a contract or purchase payment. Normally we will not issue contracts to owners, joint owners, or annuitants more than 80 years old. Nor will we normally accept purchase payments after the owners' (or annuitants' if non-individual owner) 81st birthday. In our discretion we may waive these restrictions in appropriate cases.

If the initial purchase payment allocated to the variable sub-account(s) cannot be credited within two days of receipt because the information is incomplete, or for any other reason, we will contact you as the owner. We will explain the reason for the delay and will refund the initial purchase payment within five business days. If you consent to Transamerica retaining the initial purchase payment we will credit it to the variable sub-account of your choice as soon as the requirements are fulfilled.

You may make additional purchase payments at any time prior to the annuity date. They must be for at least $1,000 a piece, or at least $100 if made through to an automatic purchase payment plan. If you elect to use this option additional purchase payments will be automatically deducted from your bank account and allocated to the contract. In addition, minimum allocation amounts apply (see "Allocation of Purchase Payments" below). Additional purchase payments are credited to the contract as of the date we receive payment from you.


Total purchase payments for any contract may not exceed $1,000,000 without prior approval of Transamerica.

In no event may the sum of all purchase payments for a contract during any taxable year exceed the limits imposed by any applicable federal or state law, rules, or regulations.

Allocation of Purchase Payments


You specify how purchase payments will be allocated under the contract. You may allocate purchase payments between and among one or more of the variable sub-accounts and the general account options as long as the portions are whole number percentages and any allocation percentage for a variable sub-account is at least 10%. In addition, there is a minimum allocation of $100 to any variable sub-account and the fixed account, and $1,000 to each guarantee period. We may waive this minimum allocation amount under certain options and circumstances.

Each purchase payment will be subject to the allocation percentages in effect at the time of receipt of such purchase payment. You may change the allocation percentages for additional purchase payments at any time by submitting a request for such change, in a form and manner acceptable to Transamerica, to the Service Center. Any changes to the allocation percentages are subject to the limitation(s) above. Any change will take effect with the first purchase payment we receive which accompanies your request. If we receive your request separately, all purchase payments arriving after it will be subject to its terms. Your request will continue in effect until you change it again.

If you exercise the free look option, in certain jurisdictions, under certain conditions, Transamerica is legally required to return either: 1. the purchase payment; or 2. the greater of the purchase payment or account value (credits will not be included in the amount paid). Any initial allocation you make to the variable account may be held in the money market variable sub-account during the applicable free look period plus 5 days for delivery. Any allocations you make to the money market variable sub-account will automatically be transferred at the end of the free-look period plus 5 days according to your requested allocation. This transfer will not count against the 12 transfers allowed free of charge during the first contract year.


Investment Option Limit


Currently, you may not allocate monies to more than eighteen investment options over the life of the contract. Investment options include variable sub-accounts and general account options. Each variable sub-account, each guarantee period of the guarantee period account, and the fixed account that ever received a transfer or purchase payment allocation count as one towards this total of eighteen limit. Transamerica may waive this limit in the future.......

For example, if you make an allocation to the money market variable sub-account and later transfer all of the funds out of this money market variable sub-account, this would still count as one transfer for the purposes of the limitation, even if it held no value. If you transfer from a variable sub-account to another variable sub-account and later back to the first, the count towards the limitation would be two, not three. If you select a guarantee period and renew for the same term, the count will be one; but if you renew to a guarantee period with a different term, the count will be two.

How Credits Are Applied


We add a credit to your account value with each purchase payment received. This credit is funded from our general account. Each credit is allocated to the account value at the same time as the applicable purchase payment. Credits are applied to the investment options in the same ratio as the applicable purchase payment. The amount available as a death benefit or upon waiver of the contingent deferred sales load under the Living Benefits Rider does not include credits applied in the immediately preceding 12 months. The amount returned if you exercise your right to cancel the contract during the free-look period does not include any credits applied.

The credit is expressed and payable only as a percentage of purchase payments. Currently the percentage is 3.25%. We may vary this percentage.

Examples.  The following examples illustrate how a 3.25% credit works.


Suppose you invest $10,000 in a contract. Transamerica immediately credits an additional 3.25%, or $325, so your Account Value begins at $10,325. Assume that in six months the Account Value increases by 5%, so it is $10,841 (($10,325 x 0.05= $516.25) + $10,325= $10,841). At that point in time, the death benefit would be $10,516 ($10,841 less the $325 credit). Note that although the credit is not included in the death benefit, the $16.25 of earnings on the credit is included. The cash surrender value would be $10,841 minus the contingent deferred sales load of 8%, in addition to other applicable deductions.


Assume that at the end of twelve months, the Account Value has increased by 10% so it is $11,357.50 (($10,325 x .10=$1,032.50) + $10,325=$11,357.50). The death benefit at that time would be the full Account Value of $11,357.50 and the cash surrender value would be $11,357.50 minus the contingent deferred sales load of 8% and other applicable deductions.

A decrease in value works in a similar manner. Again suppose you invest $10,000 and Transamerica credits a 3.25%, or $325, credit, and the Account Value decreases 10% in six months, so your Account Value is $9292.50 ($10,325 minus $1,032.50). Your death benefit at that point in time would be $10,000, since it is never less than your purchase payments (less any partial withdrawals and premium taxes). Your cash surrender value would be the Account Value of $9,292.50 minus the 8% surrender charge and other applicable deductions.


In the case of multiple purchase payments, for purposes of the credit, the most recent purchase payment is deemed to be withdrawn first. Suppose you make a $10,000 purchase payment in January 1999 (getting a $325 credit) and a $20,000 purchase payment in June 1999 (getting a $650 credit). If you die in March 2000 (more than 12 months after the January 1999 purchase payment, but less than 12 months after the June 1999 purchase payment), the $650 credit for the June purchase payment has not vested (since it is less than 12 months old) so the full $650 is deducted in calculating the death benefit. However, the death benefit would include any earnings attributable to that credit. The $325 credit for the January payment is over 12 months old so it (and any earnings on it) is included in the death benefit.


ACCOUNT VALUE


Before the annuity date, the account value is equal to: (a) the general account options accumulated value plus (b) the variable accumulated value.


The variable accumulated value is determined at the end of each valuation day. To determine the variable accumulated value on a day that is not a valuation day, the value as of the end of the next valuation day will be used. The variable accumulated value is expected to change from valuation period to valuation period, reflecting how investments within selected portfolios performed. The variable accumulated value will also reflect deductions for charges and fees. A valuation period is the period between successive valuation days. It begins at the close of the New York Stock Exchange (generally 4:00 p.m.
ET) on each valuation day and ends at the close of the New York Stock Exchange on the next succeeding valuation day. A valuation day is each day that the New York Stock Exchange is open for regular business.

How Variable Accumulation Units Are Valued

Purchase payments allocated to a variable sub-account are credited to the variable accumulated value in the form of variable accumulation units. The number of variable accumulation units credited for each variable sub-account is determined by dividing the purchase payment allocated to the variable sub-account by the variable accumulation unit value for that variable sub-account. In the case of the initial purchase payment, variable accumulation units for that payment will be credited to the variable accumulated value within two valuation days of the later of:


     of: (a) the date sufficient information, in an acceptable manner and form, is received at our Service Center; or


      (b) the date our Service Center receives the initial purchase payment.

In the case of any additional purchase payment, variable accumulation units for that payment will be credited at the end of the valuation period during which Transamerica receives the payment. The value of a variable accumulation unit for each variable sub-account is established at the end of each valuation period and is calculated by multiplying the value of that unit at the end of the prior valuation period by the variable sub-account's net investment factor for the valuation period. The value of a variable accumulation unit can go either up or down.


The net investment factor is used to determine the value of accumulation and annuity unit values for the end of a valuation period. The applicable formula can be found in the statement of additional information.

Transfers involving variable sub-accounts will result in the crediting and/or cancellation of variable accumulation units having a total value equal to the dollar amount being transferred to or from a particular variable sub-account. The crediting and cancellation of such units is made using the variable accumulation unit value of the applicable variable sub-account as of the end of the valuation day in which the transfer is effective.



TRANSFERS


Before the Annuity Date


Before the annuity date, you may transfer all or any portion of the account value among the variable sub-accounts and the guarantee periods. Transfers are restricted into or out of the fixed account. See General Account Options in Appendix A.

Transfers among the variable sub-accounts and the general account options may be made by submitting a request, in a form and manner acceptable to Transamerica, to the Service Center. The transfer request must specify:

     specify: (1) the variable sub-account(s) and/or the general account option(s) from which your transfer is to be made

     2.   the amount of your transfer; and

     (2) the amount of the transfer; and (3) the variable sub-account(s) and/or general account option(s) to receive the transferred amount

The minimum amount which you may transfer from the variable sub-accounts and the general account options is $1,000. Transfers among the variable sub-accounts are also subject to the terms and conditions imposed by the portfolios.


When a transfer is made from a guarantee period before the end of its term, the amount transferred may be subject to an interest adjustment. (See The General Account Options in Appendix A.) A transfer from a guarantee period made within 30 days before the last day of its term will not be subject to any interest adjustment.


Transamerica currently imposes a transfer fee of $10 for each transfer in excess of 18 made during the same contract year. Transamerica reserves the right to waive the transfer fee or vary the number of transfers without charge. We may also choose not to count transfers under certain options or services for purposes of the allowed number without charge. See Transfers on page 29 for additional limitations regarding transfers. A transfer generally will be effective on the date the request for transfer is received by the Service Center.

If a transfer reduces the value in a variable sub-account or guarantee period or in the fixed account to less than $1,000, then we reserve the right to transfer the remaining amount along with the amount requested to be transferred. We will do this in accordance with the transfer instructions provided by the owner. Under current law, there will not be any tax liability for transfers within the contract.


Other Restrictions


Transamerica reserves the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time and for any reason. For example, restrictions may be necessary to protect owners from adverse impacts on portfolio management of large and/or numerous transfers by market timers or others. Transamerica has determined that the movement of significant variable sub-account values from one variable sub-account to another may prevent the underlying portfolio from taking advantage of investment opportunities. This is likely to arise when the volume of transfers is high, since each portfolio must maintain a significant cash position in order to handle redemptions. Such movement may also cause a substantial increase in portfolio transaction costs which must be indirectly borne by owners. Therefore, Transamerica reserves the right to require that all transfer requests be made by the owner and not by a third party holding a power of attorney. We also require that each transfer you request be made by a separate communication to Transamerica. Transamerica also reserves the right to require that each transfer request be submitted in writing and be manually signed by the owner(s). We may choose not to allow telephone or facsimile transfer requests.


Telephone Transfers

Transamerica will allow telephone transfers if the owner has provided proper authorization for such transfers in a form and manner acceptable to Transamerica. Transamerica reserves the right to suspend telephone transfer privileges at any time, for some or all contracts, for any reason. Withdrawals are not permitted by telephone.


Transamerica will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow such procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. In the opinion of certain government regulators, Transamerica may be liable for such losses if it does not follow those procedures. The procedures Transamerica will follow for telephone transfers may include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and/or tape recording the instructions given by telephone.


Dollar Cost Averaging


Prior to the annuity date, you as the owner may request that amounts be automatically transferred on a monthly basis from a source account, which is currently either the money market sub-account or the fixed account, to any of the variable sub-accounts. You can accomplish this by submitting a request to the Service Center in a form and manner acceptable to Transamerica. Other source accounts may be available; call the Service Center for information regarding availability.

You may only dollar cost average from one source account at a time. The transfers will begin when the owner requests, but no sooner than one week following, receipt of such request. For new variable annuity policies, dollar cost averaging transfers will not commence until the later of (a) 30 days after the contract effective date, or (b) the estimated end of the free look period (allowing 5 days for delivery). Transfers will continue for the number of consecutive months which you selected unless:

     1.   you, as owner, terminate the transfers

      selected  by  the  owner  unless  (1)   terminated   by  the  owner,   (2)
         automatically terminated by TransamericaTransamerica automatically terminates the transfers because there are insufficient amounts in the source account

     3.   for other reasons that are described in the election form

As owner, you may request that monthly transfers be continued for a specific length of time. You can do this by giving notice to the Service Center in a form and manner acceptable to us within 30 days prior to the last monthly transfer. If you do not make a request to continue the monthly transfers, this option will terminate automatically with the last transfer at the end of the length of time you initially designated.

Eligibility Requirements for Dollar Cost Averaging

In order to be eligible for dollar cost averaging, the following conditions must be met:

     1.   the value of your source account must be at least $5,000

     2. the minimum amount that you can transfer out of the source account is $250 per month

     3. the minimum amount you can transfer into any other variable sub-account is the greater of $250 or 10% of the amount being transferred


These limits may be changed for new elections of this service. Dollar cost averaging transfers can not be made from a source account from which systematic withdrawals or automatic payouts are also being made.


Currently, we do not charge for the dollar cost averaging option. Transfers due to dollar cost averaging currently will not count toward the number of transfers allowed without charge per contract year. Transamerica may charge in the future for dollar cost averaging.


Dollar cost averaging transfers may not be made to or from the guarantee period account or to the fixed account.


Dollar cost averaging may not be elected at the same time that automatic asset rebalancing is in effect.


Automatic Asset Rebalancing


After purchase payments have been allocated among the variable sub-accounts, the performance of each variable sub-account may cause proportions of the values in the variable sub-accounts to vary from the percentages which you initially defined. As the owner you may instruct Transamerica to automatically rebalance the amounts in the variable account by reallocating amounts among the variable sub-accounts, at the time, and in the percentages, specified in the owner instructions to Transamerica and accepted by Transamerica. As the owner you may elect to have the rebalancing done on an annual, semi-annual or quarterly basis. You may elect to have amounts allocated among the variable sub-accounts using whole percentages, with a minimum of 10% allocated to each variable sub-account.

As the owner you may elect to establish, change or terminate the automatic asset rebalancing by submitting a request to the Service Center in a form and manner acceptable to Transamerica. Automatic asset rebalancing currently will not count towards the number of transfers without charge in a contract year. Transamerica reserves the right to discontinue the automatic asset rebalancing service at any time for any reason. There is currently no charge for the automatic asset rebalancing service. Transamerica may charge for this service in the future, and may count the transfers toward those allowed without charge.


Automatic asset rebalancing may not be elected at the same time that dollar cost averaging is in effect.

After the Annuity Date

If a variable payment option is elected, the owner may make transfers among variable sub-accounts after the annuity date by giving a written request to the Service Center, subject to the following provisions: (1) transfers after the annuity date may be made no more than four times during any contract year; and
(2) the minimum amount transferred from one variable sub-account to another is the amount supporting a current $75 monthly payment.

Transfers among variable sub-accounts after the annuity date will be processed based on the formula outlined in the appendix in the Statement of Additional Information.



CASH WITHDRAWALS

If you are the owner of a non-qualified contract you may withdraw all or part of the cash surrender value at any time prior to the annuity date by giving a written request to the Service Center. For qualified contracts, reference should be made to the terms of the particular retirement plan or arrangement for any additional limitations or restrictions, including prohibitions, on cash withdrawals. See Federal Tax Matters, page 44. The cash surrender value is equal to the account value, minus any account fee, interest adjustment, contingent deferred sales load and premium tax charges. A full surrender will result in a cash withdrawal payment equal to the cash surrender value at the end of the valuation period during which the election is received. It must be received along with all completed forms required at that time by Transamerica. No surrenders or withdrawals may be made after the annuity date. Partial withdrawals must be at least $1,000.


In the case of a partial withdrawal, you may direct the Service Center to withdraw amounts from specific variable sub-account(s) and/or from the general account options. If the owner does not specify, the withdrawal will be taken pro rata from account value.


     A partial withdrawal request cannot be fulfilled if it would reduce your account value to less than $2,000. In such instances, you will be notified.

Any withdrawal requests (including surrender requests) generally will be processed as of the end of the valuation period during which the request and all completed forms are received. We will pay any cash withdrawal, settlement option payment or lump sum death benefit due from the variable account and process of any transfers within seven days from the date we receive your request. However, Transamerica may postpone such payment if:

     if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted restricted; or (2) an emergency exists as defined by the Commission, or the Commission requires that trading be restricted restricted; or (3) the Commission permits a delay for the protection of owners

The withdrawal request will be effective when we receive all required withdrawal request forms. Payments to you for any monies derived from a purchase payment which you made by check may be delayed until your check has cleared your bank.

When you make a withdrawal from a guarantee period before the end of its term, the amount you withdraw may be subject to an interest adjustment. See The General Account Options in Appendix A.

Transamerica may delay payment of any withdrawal from the general account options for up to six months after we receive the request for such withdrawal. If we delay payment for more than 30 days, we will pay interest on the withdrawal amount up to the date of payment.

Since you as the owner assume the investment risk for all amounts in the variable account and because certain withdrawals are subject to a contingent deferred sales load and other charges, the total amount paid upon surrender of your contract may be more or less than the total purchase payments.

As owner, you may elect, under the systematic withdrawal option or automatic payout option (but not both), to withdraw certain amounts on a periodic basis from the variable sub-accounts before the annuity date.

     The tax consequences of a withdrawal or surrender are discussed later in this prospectus. See Federal Tax Matters page 44.


Systematic Withdrawal Option


Before the annuity date, you may elect to have withdrawals automatically made from one or more variable sub-account(s) on a monthly basis. Other distribution modes may be permitted. The withdrawals will not begin until the later of (a) 30 days after the contract effective date or (b) the end of the free look period. Withdrawals will be from the variable sub-account(s) and in the percentage allocations that you specify. Unless you specify otherwise, withdrawals will be pro rata based on account value and any applicable interest adjustment will apply to withdrawals from the guarantee periods. You cannot make systematic withdrawals from a variable sub-account from which dollar cost averaging transfers are being made. Likewise, systematic withdrawals can not be used at the same time that the automatic payment option is in effect. The systematic withdrawal option is currently not available with respect to the general account.

To be eligible for the systematic withdrawal option, the account value must be at least $12,000 at the time of election. The minimum monthly amount that can be withdrawn is $100. Currently, as the owner, you can elect any amount over $100 to be withdrawn systematically. You may also make partial withdrawals while receiving systematic withdrawals. If your total withdrawals (systematic, automatic, or partial) in a contract year exceed the allowed amount to be withdrawn without charge for that year, your account(s) will be charged any applicable contingent deferred sales load which may apply.

The withdrawals will continue indefinitely unless you terminate them. If you choose to terminate this option you may not elect to use it again until the end of the next 12 full months.


Transamerica reserves the right to impose an annual fee of up to $25 for processing payments under this option. This fee, which is currently waived, will be deducted in equal installments from each systematic withdrawal during a contract year.


     Systematic withdrawals may be taxable and, prior to age 59 1/2, subject to a 10% federal tax penalty. See Federal Tax Matters, page 44.


Automatic Payout Option ("APO")


Before the annuity date, for certain qualified contracts, the owner may elect the automatic payout option (APO) to satisfy minimum distribution requirements under Sections 401(a)(9), 403(b), and 408(b)(3) of the Code. See Federal Tax Matters page 44. For IRAs and SEP/IRAs this option may be elected no earlier than six months before the calendar year in which you, as the owner, attain age 70 1/2. Payments may not begin earlier than January of such calendar year. For other qualified contracts, APO can be elected no earlier than six months before the latter of: (a) when you, as the owner, attain age 70 1/2; or (b) when you retire from employment. Additionally, APO withdrawals may not begin before the latter of (a) 30 days after the contract effective date or (b) the end of the free look period. APO may be elected in any calendar month, but no later than the month of the owner's 84th birthday.

Withdrawals will be from the variable sub-account(s) and in the percentage allocations you specify. If you do not specify otherwise, withdrawals will be pro rata from account value. You can not make withdrawals from a variable sub-account from which you have designated that dollar cost averaging transfers be made. The APO is not currently available as a feature for the general account. The calculation of the APO amount will reflect the total account value although the withdrawals are only from the variable sub-accounts. This calculation and APO are based solely on the value in this contract.

To be eligible for this option, you must meet the following conditions: (1) your account value must be at least $12,000 at the time at which you select this option; (2) the annual withdrawal amount is the larger of the required minimum distribution under Code Sections 401(a)(9) or 408(b)(3) or $500. These conditions may change. Currently, withdrawals under this option are only paid annually.

The withdrawals will continue indefinitely unless you terminate them. If there are insufficient amounts in the variable account to make a withdrawal, this option generally will terminate. Once terminated, APO may not be elected again.






DEATH BENEFIT

If an owner dies before the annuity date, a death benefit is payable. If death occurs prior to any owner's or joint owner's 80th birthday, the death benefit will be equal to the greater of:

     (a)  the account value reduced by any credits less than 12 months old, or

     (b) the sum of all purchase payments made to the contract minus withdrawals and applicable premium tax charges.

If the owner or joint owner dies before the annuity date and after either the deceased owner's or joint owner's 80th birthday, the death benefit will be the account value minus any credits less than 12 months old. For purposes of calculating a death benefit, the account value is determined as of the date the benefit is paid. If the owner is not a natural person (for example, such as a corporation, trust or other legal entity), the annuitant(s) will be treated as the owner(s) for purposes of the death benefit. For example, if the owner is a trust that allows a person(s) other than the trustee to exercise the ownership rights under this certificate, such person(s) must be named annuitant(s). This named party will be treated as the owner(s) so the death benefit will be determined based on the age of the annuitant(s).

If the Guaranteed Minimum Death Benefit Rider is elected and if death occurs before the annuity date and prior to any owner's or joint owner's 85th birthday, the death benefit will be equal to the greatest of:

     (a)  the account value, or

     (b) the sum of all purchase payments less withdrawals taken, adjusted as described below, and the applicable premium tax charges, or

     (c) the highest account value in any contract anniversary prior to the earlier of the owner's or joint owner's 85th birthday, plus purchase payments made less withdrawals taken, adjusted as described below, and applicable premium tax charges since that contract anniversary.

If the Guaranteed Minimum Death Benefit Rider is elected and if the owner or joint owner dies before the annuity date and after either the deceased owner's or joint owner's 85th birthday the death benefit will be equal to the greater of:

     (a)  the account value or

     (b) the highest account value on any contract anniversary prior to the earlier of the owner's or joint owner's 85th birthday plus purchase payments made less withdrawals taken, adjusted as described below, and any applicable premium tax charges since that anniversary.

Upon any withdrawal, the amount of the Guaranteed Minimum Death Benefit will be reduced. The amount of that reduction will depend upon whether the account value is more or less than the Guaranteed Minimum Death Benefit on the date of withdrawal. If the account value is equal to or more than the Guaranteed Minimum Death Benefit, the Guaranteed Minimum Death Benefit will be reduced by the dollar amount of any withdrawals. If the account value is less than the Guaranteed Minimum Death Benefit, the Guaranteed Minimum Death Benefit will be reduced proportionately to the reduction in the account value. For example, if the withdrawal reduces the account value by 20%, then the Guaranteed Minimum Death Benefit will also be reduced by 20%.


An ownership change will be subject to our current underwriting rules and may decrease the death benefit. However, such reduction will never decrease the death benefit below the account value (minus any credits less than 12 months old).

Payment of Death Benefit


The death benefit is generally payable upon receipt of proof of death of the owner. Once we have received this proof, and the beneficiary has selected a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment.

The death benefit will be determined as of the end of the valuation period during which our Service Center receives:

         (a) proof of death of the owner or joint owner

         (b) the written notice of the settlement option elected by the person to whom the death benefit is payable


If no settlement method is elected, the death benefit will be a lump sum distributed within five years after the owner's death. No contingent deferred sales load nor interest adjustment will apply.


Until the death benefit is paid, the account value allocated to the variable account remains in the variable account, and fluctuates with investment performance of the applicable portfolio(s). For this reason, the amount of the death benefit depends on the account value at the time the death benefit is paid, not at the time of death.


Designation of Beneficiaries


As owner, you may select one or more beneficiaries by designating the person(s) to receive the amounts payable under this contract. The individual(s) you designate will receive the percentage you establish if:

     contract if: the owner diesyou die before the annuity date and there is no joint owner you die after the annuity date and settlement option payments have begun under a selected settlement option that guarantees payments for a certain peri time

If a beneficiary dies before the owner, that beneficiary's interest in the annuity will end upon his or her death.


A beneficiary may be named or changed at any time in a form and manner acceptable to us. Any change made to an irrevocable beneficiary must also include the written consent of the beneficiary, except as otherwise required by law.

If more than one beneficiary is named, each named beneficiary will share equally in any benefits or rights granted by this contract unless the owner gives us other instructions at the time the beneficiaries are named.

     Transamerica may rely on any affidavit by any responsible person in determining the identity or non-existence of any beneficiary not identified by name

Death of Owner or Joint Owner Before the Annuity Date

If the owner or joint owner dies before the annuity date, we will pay the death benefit as specified in this section. The entire death benefit must be distributed within five years after the owner's death. If the owner is not an individual, an annuitant's death will be treated as the death of the owner as provided in Code Section 72 (s)(6). For example, this certificate will remain in force with the annuitant's surviving spouse as the new annuitant if:

          SYMBOL 159 \f "Wingdings" \s 10This contract is owned by a trust; and

          SYMBOL  159  \f  "Wingdings"  \s  10The   beneficiary  is  either  the
                  annuitant's surviving spouse, or a trust holding the contract solely for the benefit of such spouse.

The manner in which we will pay the death benefit depends on the status of the person(s) involved in the contract. The death benefit will be payable to the first person from the applicable list below:

If the owner is the annuitant:

          SYMBOL 159 \f "Wingdings" \s 10The joint owner, if any

          SYMBOL 159 \f "Wingdings" \s 10The beneficiary, if any

If the owner is not the annuitant:

          SYMBOL 159 \f "Wingdings" \s 10The joint owner, if any

          SYMBOL 159 \f "Wingdings" \s 10The beneficiary, if any

          SYMBOL 159 \f "Wingdings" \s 10The annuitant;

          SYMBOL 159 \f "Wingdings" \s 10The joint annuitant; if any

If the death benefit is payable to the owner's surviving spouse (or to a trust for the sole benefit of such surviving spouse),

We will continue this contract with the owner's spouse as the new annuitant (if the owner was the annuitant) and the new owner (if applicable), unless such spouse selects another option as provided below.

If the death benefit is payable to someone other that the owner's surviving spouse,

We will pay the death benefit in a lump sum payment to, or for the benefit of, such person within five years after the owner's death, unless such person(s) selects another option as provided below.

In lieu of the automatic form of death benefit specified above,

The person(s) to whom the death benefit is payable may elect to receive it:

          SYMBOL 159 \f "Wingdings" \s 10In a lump sum; or

          SYMBOL 159 \f "Wingdings" \s 10As settlement option payments, provided the person making the election is an individual. Such payments must begin within one year after the owner's death and must be in equal amounts over a period of time not extending beyond the individual's life or life expectancy.

Election of either option must be made no later than 60 days prior to the one-year anniversary of the owner's death. Otherwise, the death benefit will be settled under the appropriate automatic form of benefit specified above.

If the person to whom the death benefit is payable dies before the entire death benefit is paid,

We will pay the remaining death benefit in a lump sum to the payee named by such person or, if no payee was named, to such person's estate.


If the death benefit is payable to a non-individual (subject to the special rule for a trust for the sole benefit of a surviving spouse),

We will pay the death benefit in a lump sum within one year after the owner's death.

If the Annuitant Dies Before the Annuity Date

If an owner and an annuitant are not the same individual and the annuitant (or the last of joint annuitants) dies before the annuity date, the owner will become the annuitant until a new annuitant is selected.

Death after the Annuity Date

If an owner or the annuitant dies after the annuity date, any amounts payable will continue to be distributed at least as rapidly as under the settlement and payment option then in effect on the date of death.

Upon the owner's death after the annuity date, any remaining ownership rights granted under this contract will pass to the person to whom the death benefit would have been paid if the owner had died before the annuity date, as specified above.

Survival Provision

The interest of any person to whom the death benefit is payable who dies at the time of, or within 30 days after, the death of the owner will also terminate if no benefits have been paid to such beneficiary, unless the owner had given us written notice of some other arrangement.


CHARGES, FEES  AND DEDUCTIONS

No deductions are currently made from purchase payments (although we reserve the right to charge for any applicable premium tax charges). Therefore, the full amount of the purchase payments are invested in one or more of the variable sub-accounts and/or the general account options.

Contingent Deferred Sales Load

No deduction for sales charges is made from purchase payments at the time they are made. However, a contingent deferred sales load of up to 8% of purchase payments may be imposed on certain withdrawals or surrenders to partially cover certain expenses incurred by Transamerica relating to the sale of the contract, including commissions paid to salespersons, the costs of preparation of sales literature and other promotional costs and acquisition expenses.


The contingent deferred sales load percentage varies according to the number of years between when a purchase payment was credited to the contract and when the withdrawal is made. The amount of the contingent deferred sales load is determined by multiplying the amount withdrawn that is subject to the contingent deferred sales load by the contingent deferred sales load percentage in accordance with the following table. In no event shall the total contingent deferred sales load assessed against the contract exceed 8% of the total purchase payments.







Number of Years

Since Receipt of                    Contingent Deferred Sales Load
contingent deferred sales load
Purchase Payment Payment        As a Percentage of Purchase
-----------------------------------------------------------
Less than one year                         8%
1 year but less than 2 years               8%
2 years but less than 3 years              7%
3 years but less than 4 years              6%
4 years but less than 5 years              5%
5 years but less than 6 years              4%
6 years but less than 7 years              3%
7 or more years                            0%



Free Withdrawals-Allowed Amount

Beginning 30 days after the contract effective date (or the end of the free look period, if later), the owner may make a withdrawal up to the "allowed amount" without incurring a contingent deferred sales load each contract year before the annuity date.


The allowed amount each contract year is equal to 10% of: the total purchase payments received during the last seven years determined as of the last contract anniversary, minus any withdrawals during the present contract year. In the first contract year, the 10% will be applied to the total purchase payments at the time of the first withdrawal.


Purchase payments held for seven full years may be withdrawn without charge.


Withdrawals will be made first from purchase payments on a first-in/first-out basis and then from earnings and last from credits. The allowed amount may vary depending on the state in which your contract is issued. If the allowed amount is not fully withdrawn or paid out during a contract year, it does not carry over to the next contract year.


Free Withdrawals - Living Benefits Rider


When the contract is purchased, you, as the owner, may also elect, in certain states, a Living Benefits Rider for an additional fee. This rider provides that the contingent deferred sales load will be waived in any of the three following instances:

      (1)if the owner receivesif you, as the owner, receive extended medical care in a licensed hospital or nursing care facility (as defined in the contract) for at least 60 consecutive days, and the request for the withdrawal or surrender, together with proof of such extended care, is received at the Service Center during the term of such care, or within 90 days after the last day upon which you received such extended care; or


      (2)if the owner receives medically required in-home care for at least 60 days and such extended in-home medical care is certified by a qualified medical professional and the owner may also be required to submit other evidence as required by Transamerica such as evidence of medicare eligibility; or

      (3)if the owner becomes terminally ill after the first contract year and the terminal illness is diagnosed by a qualified medical professional and is reasonably expected to result in death within 12 months.


Neither 1 nor 2 apply if you as owner are receiving extended medical care in a licensed hospital or nursing care facility or in-home medical care at the time you purchase the contract.


Transamerica reserves the right to not accept purchase payments after the owner has qualified for any of these waivers. Owner under this rider means either the owner or the joint owner, if any, or annuitant(s) if the contract is not owned by an individual. Any withdrawals under this rider on which the contingent deferred sales load is waived will not reduce the allowed amount for the contract year. Any credits less than 12 months old will not be available for withdrawal under this rider.

Other Free Withdrawals


In addition, no contingent deferred sales load is assessed:

     upon annuitization after the first contract year to an option involving life contingencies upon payment of the death benefit

Any applicable contingent deferred sales load will be deducted from the amount requested for both partial withdrawals (including withdrawals under the systematic withdrawal option or the APO) and full surrenders, unless the owner elects to add the amount of the applicable load to the amount requested for a partial withdrawal to cover the applicable contingent deferred sales load. The contingent deferred sales load and any premium tax charge applicable to a withdrawal from the guarantee period account will be deducted from the amount withdrawn after the interest adjustment, if any, is applied and before payment is made.


Administrative Charges


Account Fee. At the end of each contract year before the annuity date, Transamerica deducts an annual account fee as partial compensation for expenses relating to the issue and maintenance of the contract and the variable account. The annual account fee is equal to the lesser of $30 or 2% of the account value. The account fee may be increased upon 30 days advance written notice, but in no event may it exceed $60 (or 2% of the account value, if less) per contract year. If the contract is surrendered, the account fee, unless waived will be deducted from a full surrender before the application of any contingent deferred sales load. The account fee will be deducted on a pro rata basis (based on values) from the account value. The fee deductions will be based on both the variable sub-accounts and the general account options. No interest adjustment will be assessed on any deduction for the account fee taken from the guarantee period account. The account fee for a contract year will be waived if the account value exceeds $50,000 on the last business day of that contract year or as of the date you, as owner, surrender the contract.

Annuity Fee. After the annuity date, an annual annuity fee of $30 to help cover processing costs will be deducted in equal amounts from each variable payment made during the year ($2.50 each month if monthly payments). This fee will not be changed. No annuity fee will be deducted from fixed payments. This fee may be waived.

Administrative Expense Charge. Transamerica also makes a daily deduction (the administrative expense charge) from the variable account (both before and after the contract date) at an effective current annual rate of 0.15% of assets held in each variable sub-account to reimburse Transamerica for administrative expenses. Transamerica has the ability in most states to increase or decrease this charge, but the charge is guaranteed not to exceed 0.35%. Transamerica will provide 30 days written notice of any change in fees. The administrative charges do not bear any relationship to the actual administrative costs of a particular contract. The administrative expense charge is reflected in the variable accumulation or variable annuity unit values for each variable sub-account.


Mortality and Expense Risk Charge


Transamerica deducts a charge for bearing certain mortality and expense risks under the contracts. This is a daily charge at an effective annual rate of 1.20% of the assets in the variable account. Transamerica guarantees that this charge of 1.20% will never increase. The mortality and expense risk charge is reflected in the variable accumulation and variable annuity unit values for each variable sub-account.


Variable accumulated values and variable settlement option payments are not affected by changes in actual mortality experience incurred by Transamerica. The mortality risks assumed by Transamerica arise from its contractual obligations to make settlement option payments determined in accordance with the settlement option tables and other provisions contained in the contract and to pay death benefits prior to the annuity date.

The expense risk assumed by Transamerica is the risk that Transamerica's actual expenses in administering the contracts and the variable account will exceed the amount recovered through the administrative expense charge, account fees, transfer fees and any fees imposed for certain options and services.


If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, Transamerica will bear these losses. If this charge is more than sufficient, any excess will accrue to Transamerica. Currently, Transamerica expects a profit from this charge.


Transamerica anticipates that the contingent deferred sales load will not generate sufficient funds to pay the cost of distributing the contracts. To the extent that the contingent deferred sales load is insufficient to cover the actual cost of contract distribution, the deficiency will be met from Transamerica's general corporate assets which may include amounts, if any, derived from the mortality and expense risk charge.

Living Benefits Rider Fee


If you, as the owner, elected the Living Benefits Rider when the contract was purchased, a fee will be deducted at the end of each contract month while the rider continues in force. The fee each month will be 1/12 of 0.05% of the account value at that time. The fee is deducted from each variable sub-account on a pro rata basis based on the value in each variable sub-account through the cancellation of variable accumulation units. If there is insufficient variable accumulated value, the fee will be deducted pro rata from the values in the general account options (any interest adjustment will apply). Transamerica reserves the right to waive the interest adjustment for deduction from the guarantee period account for this rider fee.

Guaranteed Minimum Death Benefit Rider Fee

If the owner elects the Guaranteed Minimum Death Benefit (GMDB) Rider, a fee will be deducted at the end of each contract month while the rider continues in force in the amount of 1/12 of 0.20% of the account value at that time. The account value is the sum of the variable accumulated value and the general account options accumulated value. The GMDB Rider fee is deducted first from the variable accumulated value by taking a deduction from each variable sub-account pro rata based on the value in each variable sub-account through the cancellation of variable accumulation units. If there is insufficient variable accumulated value, the remainder of the fee will be deducted pro rata from the values in the general account options (any interest adjustment will apply, although Transamerica reserves the right to waive the interest adjustment).


Premium Tax Charges

Currently there is no charge for premium taxes except upon annuitization. However, Transamerica may be required to pay premium or retaliatory taxes currently ranging from 0% to 5%. Transamerica reserves the right to deduct a charge for these premium taxes from premium payments, from amounts withdrawn, or from amounts applied on the annuity date. In some states and jurisdictions, charges for both direct premium taxes and retaliatory premium taxes may be imposed at the same or different times with respect to the same purchase payment, depending upon applicable law.




Transfer Fee

Transamerica currently imposes a fee for each transfer in excess of the first 18 in a single contract year. Transamerica will deduct the charge from the amount transferred. This fee is $10 and will be used to help cover Transamerica's costs of processing transfers. Transamerica reserves the right to waive this fee or to not count transfers under certain options and services as part of the number of allowed annual transfers without charge.

Option and Service Fees

Transamerica reserves the right to impose reasonable fees for administrative expenses associated with processing certain options and services. These fees would be deducted from each use of the option or service during a contract year.

Taxes

No charges are currently made for taxes. However, Transamerica reserves the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that Transamerica determines to be attributable to the contracts.

Portfolio Expenses

The value of the assets in the variable account reflects the value of portfolio shares and therefore the fees and expenses paid by each portfolio. A complete description of the fees, expenses, and deductions from the portfolios are found in the portfolios' prospectuses. (See "The Portfolios" page 20.)

Interest Adjustment

For a description of the interest adjustment applicable to early withdrawals and transfers from the guaranteed period account, see "The General Account Options -- the Guarantee Period Account" in Appendix A of this prospectus.

Sales in Special Situations


Transamerica may sell the contracts in special situations that are expected to involve reduced expenses for Transamerica. These instances may include:

     sales in certain group arrangements, such as employee savings plans sales to current or former officers, directors and employees (and their families) of Transamerica and its affiliates affiliates; 3) sales to officers, directors, and employees (and their families) of the portfolios' investment advisers and their affiliates sales to  officers,  directors,  employees  and sales  agents
                  (registered representatives) (and their families) of broker-dealers and other financial institutions that have sales agreements with Transamerica to sell the contracts.

In these situations, 1) the contingent deferred sales load may be reduced or waived, 2) the mortality and expense risk charge or administration charges may be reduced or waived; and/or 3) certain amounts may be credited to the contract account value (for examples, amounts related to commissions or sales compensation otherwise payable to a broker-dealer may be credited to the contract account value. These reductions in fees or charges or credits to account value will not unfairly discriminate against any contract owner. These reductions in fees or charges or credits to account value may be taxable and treated as purchase payments for purposes of income tax and any possible premium tax charge.


SETTLEMENT OPTION  PAYMENTS

Annuity Date


The annuity date is the date that the annuitization phase of the contract begins. On the annuity date, we will apply the annuity amount (defined below) to provide payments under the settlement option selected by the owner. The annuity date is selected by the owner and may be changed from time to time by the owner by giving notice, in a form and manner acceptable to Transamerica, to the Service Center. Notice of each change must be received by the Service Center at least thirty (30) days prior to the then-current annuity date. The annuity date cannot be earlier than the first contract anniversary except for certain qualified contracts. The latest annuity date which may be elected is the later of (a) the first day of the calendar month immediately preceding the month of the annuitant's or joint annuitants' 85th birthday, or (b) the first day of the month coinciding with or next following the tenth contract anniversary (but in no event later than the annuitants' or joint annuitants' 90th birthday). The latest allowed annuity date may vary in certain jurisdictions.

The annuity date must be the first day of a calendar month. The first settlement option payment will be on the first day of the month immediately following the annuity date. Certain qualified contracts may have restrictions as to the annuity date and the types of settlement options available. See Federal Tax Matters, page 44.


Settlement Option Payments


The annuity amount is the account value, minus any interest adjustment, minus any applicable contingent deferred sales load, and minus any applicable premium tax charges. Any contingent deferred sales load will be waived if the settlement option payments involve life contingencies and begin on or after the first contract anniversary.


If the amount of the monthly payment from the settlement option selected by the owner would result in a monthly settlement option payment of less than $150, or if the annuity amount is less than $5,000, Transamerica reserves the right to offer a less frequent mode of payment or pay the cash surrender value in a cash payment. Monthly settlement option payments from the variable payment option will further be subject to a minimum monthly payment of $75 from each variable sub-account from which such payments are made.

The owner may choose from the settlement options below. Transamerica may consent to other plans of payment before the annuity date. For settlement options involving life contingencies, the actual age and/or sex of the annuitant, or a joint annuitant will affect the amount of each payment. Sex-distinct rates generally are not allowed under certain qualified contracts. Transamerica reserves the right to ask for satisfactory proof of the annuitant's (or joint annuitant's) age. Transamerica may delay settlement option payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater for older annuitants than for younger annuitants.

The owner may choose from the two payment options described below. The annuity date and settlement options available for qualified contracts may also be controlled by endorsements, the plan or applicable law.

Election of Settlement Option Forms and Payment Options

Before the annuity date, and while the annuitant is living, the owner may, by written request, change the settlement option or payment option. The request for change must be received by the Service Center at least 30 days prior to the annuity date.

In the event that a settlement option form and payment option is not selected at least 30 days before the annuity date, Transamerica will make settlement option payments in accordance with the 120 month period certain and life settlement option and the applicable provisions of the contract.

Payment Options

Owners may elect a fixed or a variable payment option, or a combination of both (in 25% increments of the annuity amount).

Unless specified otherwise, the annuity amount in the variable account will be used to provide a variable payment option and the amount in the general account options will be used to provide a fixed payment option. In this event, the initial allocation of variable annuity units for the variable sub-accounts will be in proportion to the account value in the variable sub-accounts on the annuity date.

Fixed Payment Option


A fixed payment option provides for payments which will remain constant according to the terms of the settlement option which you elect. If you select a fixed payment option, the portion of the annuity amount used to provide that payment option will be transferred to the general account assets of Transamerica. The amount of payments will be established by the fixed settlement option which you select and the age and by sex (if sex-distinct rates are allowed by law) of the annuitant(s). Payment amounts will not reflect investment performance after the annuity date. The fixed payment amounts are determined by applying the fixed settlement option purchase rate, which is specified in the contract, to the portion of the annuity amount applied to the payment option. Payments may vary after the death of an annuitant under some options; the amounts of variances are fixed on the annuity date.


Variable Payment Option


A variable payment option provides for payments that vary in dollar amount, based on the investment performance of the selected variable sub-account(s). The variable settlement option purchase rate tables in the contract reflect an assumed (but not guaranteed) annual interest rate of 4%. If the actual net investment performance of the variable sub-account(s) is less than 4%, then the dollar amount of the actual payments will decrease. If the actual net investment performance of the variable sub-account(s) is higher than 4%, then the dollar amount of the actual payments will increase. If the net investment performance exactly equals the 4% rate, then the dollar amount of the actual payments will remain constant. Transamerica may offer other assumed annual interest rates.

Variable payments will be based on the variable sub-accounts you select, and on the monies which you allocate among them.


For further details as to the determination of variable payments, see the Statement of Additional Information.

Settlement Option Forms


As owner, you may choose any of the settlement option forms described below. Subject to approval by Transamerica, you may select any other settlement option forms offered by Transamerica in the future.


(1) Life Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments end with the payment due just before the annuitant's death. There is no death benefit. It is possible that no payment will be made if the annuitant dies after the annuity date but before the first payment is due; only one payment will be made if the annuitant dies before the second payment is due, and so forth.

(2) Life and Contingent Annuity. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will continue for as long as the annuitant lives. After the annuitant dies, payments will be made to the contingent annuitant, for as long as the contingent annuitant lives. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. Payments will end with the payment due just before the death of the contingent annuitant. There is no death benefit after both die. If the contingent annuitant does not survive the annuitant, payments will end with the payment due just before the death of the annuitant. It is possible that no payments or very few payments will be made, if the annuitant and contingent annuitant die shortly after the annuity date.

The written request for this form must: (a) name the contingent  annuitant;  and
(b) state the percentage of payments to be made after the annuitant dies. Once payments start under this settlement option form, the person named as contingent annuitant for purposes of being the measuring life, may not be changed. Transamerica will require proof of age for the annuitant and for the contingent annuitant before payments start.

(3) Life Annuity With Period Certain. Payments start on the first day of the month immediately following the annuity date, if the annuitant is living. Payments will be made for the longer of: (a) the annuitant's life; or (b) the period certain. The period certain may be 120 or 180 or 240 months.


If the annuitant dies after all payments have been made for the period certain, payments will cease with the payment that is paid just before the annuitant dies. No benefit will then be payable to the beneficiary.


If the annuitant dies during the period certain, the rest of the period certain payments will be made to the beneficiary, unless the owner provides otherwise.

The written request for this form must: (a) state the length of the period certain; and (b) name the beneficiary.


(4) Joint and Survivor Annuity. Payments will be made starting on the first day of the month immediately following the annuity date, if and for as long as the annuitant and joint annuitant are living. After the annuitant or joint annuitant dies, payments will continue as long as the survivor lives. Payments end with the payment due just before the death of the survivor. The continued payments can be in the same amount as the original payments, or in an amount equal to one-half or two-thirds thereof. It is possible that no payments or very few payments will be made under this arrangement if the annuitant and joint annuitant both die shortly after the annuity date.


The written request for this form must: (a) name the joint annuitant; and (b) state the percentage of continued payments to be made upon the first death. Once payments start under this settlement option form, the person named as joint annuitant, for the purpose of being the measuring life, may not be changed. Transamerica will need proof of age for the annuitant and joint annuitant before payments start.


(5) Other Forms of Payment. We can provide benefits under any other settlement option not described in this section as long as we agree to these options and they comply with any applicable state or federal law or regulation. Requests for any other settlement option must be made in writing to the Service Center at least 30 days before the annuity date.

After the annuity date:

     (a) you will not be allowed to make any changes in the settlement option and payment option

         (b)  no additional purchase payment will be accepted under the contract

         (c)   no further withdrawals will be allowed

As the owner of a non-qualified contract you may, at any time after the contract date, write to us at our Service Center to change the payee of benefits being provided under the contract. The effective date of change in payee will be the latter of:


         (a)   the date we receive the written request for such change

         (b) the date specified by the owner


The owner of a qualified contract may not change payees, except as permitted by the plan, arrangement or federal law.


FEDERAL TAX MATTERS

Introduction


The following discussion is a general description of federal tax considerations relating to the contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the contract. If you are concerned about these tax implications, you should consult a competent tax adviser before initiating any transaction. This discussion is based upon Transamerica's understanding of the present federal income  tax laws as they  are  currently  interpreted  by the  Internal  Revenue
Service (IRS). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS.

Moreover, no attempt has been made to consider any applicable state or other tax laws.


The contract may be purchased on a non-tax qualified basis ("non-qualified contract") or purchased and used in connection with plans or arrangements qualifying for special tax treatment ("qualified contract"). Qualified contracts are designed for use in connection with plans or arrangements entitled to special income tax treatment under Sections 401, 403(b), 408 and 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on settlement option payments, and on the economic benefit to the owner, the annuitant, or the beneficiary may depend on:

                   the type of retirement plan or arrangement for which the
                         contract is purchased

                   on the tax and employment status of the individual concerned on Transamerica's tax status

In addition, certain requirements must be satisfied when purchasing a qualified contract with proceeds from a tax qualified retirement plan or other arrangement. Certain requirements must also be met when receiving distributions from a qualified contract, in order to continue receiving favorable tax treatment. Therefore, purchasers of qualified contracts should seek competent legal and tax advice regarding the suitability of the contract for their individual situation, the applicable requirements, and the tax treatment of the rights and benefits of the contract. The following discussion is based on the assumption that the contract qualifies as an annuity for federal income tax purposes and that all purchase payments made to qualified contracts are in compliance with all requirements under the Code and the specific retirement plan or arrangement.


Purchase Payments

At the time the initial purchase payment is paid, a prospective purchaser must specify whether he or she is purchasing a non-qualified contract or a qualified contract. If the initial purchase payment is derived from an exchange, transfer, conversion or surrender of another annuity contract, Transamerica may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity contract. Transamerica will require that persons purchase separate contracts if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate contract would require the minimum initial purchase payment previously described. Additional purchase payments under a contract must qualify for the same federal income tax treatment as the initial purchase payment under the contract; Transamerica will not accept an additional purchase payment under a contract if the federal income tax treatment of such purchase payment would be different from that of the initial purchase payment.

Taxation of Annuities


In General. Section 72 of the Code governs taxation of annuities in general. Transamerica believes that an owner who is a natural person generally is not taxed on increases in the value of a contract until distribution occurs by withdrawing all or part of the account value (e.g., withdrawals or settlement option payments). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the account value (and in the case of a qualified contract, any portion of an interest in the plan) generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.


The owner of any contract who is not a natural person generally must include in income any increase in the excess of the account value over the "investment in the contract" (discussed below) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a competent tax adviser.

The following discussion generally applies to a contract owned by a natural person.


Withdrawals. With respect to non-qualified contracts, partial withdrawals (including withdrawals under the systematic withdrawal option) are generally treated as taxable income to the extent that the account value immediately before the withdrawal exceeds the investment in the contract at that time. The investment in the contract generally equals the amount of non-deductible purchase payments made.

In the case of a withdrawal from qualified contracts (including withdrawals under the systematic withdrawal option or the automatic payout option), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the individual's total accrued benefit under the retirement plan or arrangement. The investment in the contract generally equals the amount of non-deductible purchase payments made by or on behalf of any individual. For certain qualified contracts, the investment in the contract can be zero. Special tax rules applicable to certain distributions from qualified contracts are discussed below, under Qualified Contracts.


If a partial withdrawal from the guarantee period account is subject to an interest adjustment, the account value immediately before the withdrawal will not be altered to take into account the interest adjustment. As a result, for purposes of determining the taxable portion of a partial withdrawal, the account value will be treated as including the amount deducted from the guarantee period account due to the interest adjustment.


Full surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

Settlement Option Payments. Although the tax consequences may vary depending on the settlement option elected under the contract, in general a ratable portion of each payment that represents the amount by which the account value exceeds the investment in the contract will be taxed based on the ratio of the investment in the contract to the total benefit payable; after the investment in the contract is recovered, the full amount of any additional settlement option payments is taxable.

For variable payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the contract.

For fixed payments, in general there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total expected value of the payments for the term selected; however, the remainder of each settlement option payment is taxable. Once the investment in the contract has been fully recovered, the full amount of any additional settlement option payments is taxable. If settlement option payments cease as a result of an annuitant's death before full recovery of the investment in the contract, consult a competent tax adviser regarding deductibility of the unrecovered amount.

Withholding. The Code requires Transamerica to withhold federal income tax from withdrawals. However, except for certain qualified contracts, an owner will be entitled to elect, in writing, not to have tax withholding apply. Withholding applies to the portion of the distribution which is includible in income and subject to federal income tax. The federal income tax withholding rate is 10%, or 20% in the case of certain qualified plans, of the taxable amount of the distribution. Withholding applies only if the taxable amount of the distribution is at least $200. Some states also require withholding for state income taxes.

The withholding rate varies according to the type of distribution and the Owner's tax status. Eligible rollover distributions from Section 401(a) plans and Section 403(b) tax sheltered annuities are subject to mandatory federal income tax withholding at the rate of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except for certain distributions or settlement option payments made in a specified form. The 20% mandatory withholding does not apply, however, if the Owner chooses a direct rollover from the plan to another tax-qualified plan or to an IRA.


The federal income tax withholding rate for a distribution that is not an eligible rollover distribution is 10% of the taxable amount of the distribution.


Penalty Tax. A federal income tax penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty tax on distributions:

     distributions: (1) made on or after the date on which the owner attains age 59 1/2

      59 1/2; (2) made as a result of death or disability of the owner owner; or (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the life(ves) or life expectancy(ies) of the owner and a designated beneficiary


Other exceptions to the tax penalty may apply to certain distributions from a qualified contract.


Taxation of Death Benefit Proceeds. Amounts may be distributed from the contract because of the death of an owner. Generally such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under a settlement option, they are taxed in the same manner as settlement option payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which are not excluded from gross income.

Transfers,   Assignments,  or  Exchanges  of  the  Contract.  For  non-qualified contracts, a transfer of ownership of a contract, the designation of an annuitant, payee, or other beneficiary who is not also the owner, or the exchange of a contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such designation, transfer, assignment, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. Qualified contracts may not be assigned or transferred, except as permitted by the Code or the Employee Retirement Income Security Act of 1974 (ERISA).

Multiple Contracts. All deferred non-qualified contracts that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules that may be necessary to enforce the income tax laws.


Qualified Contracts


In General. The qualified contracts are designed for use with several types of retirement plans and arrangements. The tax rules applicable to participants and beneficiaries in retirement plans or arrangements vary according to the type of plan and the terms and conditions of the plan. Special tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.


We make no attempt to provide more than general information about use of the contracts with the various types of retirement plans. Owners and participants under retirement plans, as well as annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under qualified contracts may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract (including any endorsements) issued in connection with such a plan. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the contracts. Owners are responsible for determining that contributions and other transactions with respect to the contracts satisfy applicable law. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.


For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (a) reaches age 70 1/2; or (b) retires, and must be made in a specified form or manner. If the plan participant is a 5 percent owner (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reach age 70 1/2. For IRAs and SEP/IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

Qualified Pension and Profit Sharing Plans. Section 401(a) of the Code permits employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the contract in order to provide retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this contract is assigned or transferred to any individual as a means to provide benefits payments. If you are buying a contract for use with such plans, you should seek competent advice. Advice you receive should address the suitability of the proposed plan documents and the contract to your specific needs.

Individual Retirement Annuities, Simplified Employee Plans and Roth IRAs. The sale of a contract for use with any IRA may be subject to special disclosure requirements of the Internal Revenue Service. If you purchase a contract for use with an IRA you will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. You will have the right to cancel your purchase within 7 days of whichever is earliest: (a) the establishment of your IRA; or (b) your purchase. If you intend to make such a purchase, you should seek competent advice as to the suitability of the contract you are considering purchasing for use with an IRA.


The contract is designed for use with IRA rollovers and contributory IRAs. A contributory IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account (each hereinafter is referred to as an IRA). Also, distributions from certain other types of qualified plans may be rolled over on a tax-deferred basis into an IRA.

Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's compensation (including earned income as defined in Code Section 401(c)(2)). These contributions may be deductible in whole or in part depending on the individual's adjusted gross income and whether or not the individual in considered an active participant in a qualified plan. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are rolled over on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


Eligible employers that meet specified criteria under Code Section 408(k) could establish simplified employee pension plans (SEP/IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs, and may be deductible to the employer. SEP/IRAs are subject to certain Code requirements regarding participation and amounts of contributions.


The contract may also be used for Roth IRA conversions and contributory Roth IRAs. A contributory Roth IRA is a contract to which initial and subsequent purchase payments are subject to limitations imposed by the Code. Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA, although contributions are not tax deductible. In addition, distributions from a non-Roth IRA may be converted to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in section 408(a) or 408(b), other than a Roth IRA. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once total distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions you take:

     1.   before age 59 1/2 (subject to certain exceptions)

     2. during the five taxable years starting with the year in which you first contributed to the Roth IRA

 If you intend to purchase a contract, you should seek competent advice as to the suitability of the contract for use with Roth IRAs.

Tax Sheltered Annuities. Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations.

However, these payments may be subject to Social Security and Medicare (FICA) taxes.


Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of:

     of: (1) elective contributions made in years beginning after December 31, 1988

     2.   earnings on those contributions

      1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989.


Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Pre-1989 contributions and earnings through December 31, 1989 are not subject to the restrictions described above. However, funds transferred to a qualified contract from a Section 403(b)(7) custodial account will be subject to the restrictions.


Restrictions under Qualified Contracts. There may be other restrictions that apply to the election, commencement, or distribution of benefits under qualified contracts, or under the terms of the plans under which contracts are issued. A qualified contract will be amended as necessary to conform to the requirements of the Code.


Taxation of Transamerica

Transamerica is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the variable account is not an entity separate from Transamerica, and its operations form a part of Transamerica, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contracts. Under existing federal income tax law, Transamerica believes that the variable account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contracts.


Accordingly, Transamerica does not anticipate that it will incur any federal income tax liability attributable to the variable account and, therefore, we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Transamerica being taxed on income or gains arising from the variable account, then Transamerica may impose a charge against the variable account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.


Tax Status of the Contract


Diversification Requirements. Section 817(h) of the Code requires that with respect to non-qualified contracts, the investments of the portfolios be "adequately diversified" in accordance with Treasury regulations in order for the contracts to qualify as annuity contracts under federal tax law. The variable account, through the portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the portfolios' assets may be invested.


In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets."


The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner has additional flexibility in allocating premium payments and account values. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the variable account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the variable account.


Required  Distributions.  In order to be  treated  as an  annuity  contract  for federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest, which is payable to or for the benefit of a "designated beneficiary." This interest is distributed over the life of the "designated beneficiary," or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The owner's "designated beneficiary" refers to a natural person designated by the owner as a beneficiary. Upon the owner's death, ownership of the contract passes to the "designated beneficiary." However, if the owner's "designated beneficiary" is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The non-qualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. All provisions in the contract will be interpreted to maintain this tax qualification. We may make changes in order to maintain this qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will provide you with a copy of any changes made to the contract.


Possible Changes in Taxation


Legislation has been proposed in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the investment in the contract under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the Contracts could be changed by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


Other Tax Consequences

 As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect Transamerica's understanding of current law and the law may change. Federal estate and gift tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under the contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax adviser should be consulted for further information.


PERFORMANCE DATA

From time to time, Transamerica may advertise yields and average annual total returns for the variable sub-accounts. In addition, Transamerica may advertise the effective yield of the money market variable sub-account. These figures will be based on historical information and are not intended to indicate future performance.

The yield of the money market variable sub-account refers to the annualized income generated by an investment in that variable sub-account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that variable sub-account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a variable sub-account (other than the money market variable sub-account) refers to the annualized income generated by an investment in the variable sub-account over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a twelve-month period and is shown as a percentage of the investment.

The yield calculations do not reflect the effect of any contingent deferred sales load or premium taxes that may be applicable to a particular contract. To the extent that the contingent deferred sales load or premium taxes are applicable to a particular contract, the yield of that contract will be reduced. For additional information regarding yields and total returns, please refer to the Statement of Additional Information.

The average annual total return of a variable sub-account refers to return quotations assuming an investment has been held in the variable sub-account for various periods of time including, but not limited to, a period measured from the date the variable sub-account commenced operations. When a variable sub-account has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. The average annual total return quotations will represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment (including the deduction of any applicable contingent deferred sales load but excluding deduction of any premium taxes) as of the last day of each of the periods for which total return quotations are provided.


Performance information for any variable sub-account reflects only the performance of a hypothetical contract under which account value is allocated to a variable sub-account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies and characteristics of the portfolios in which the variable sub-account invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total returns, see the Statement of Additional Information.


Reports and promotional  literature may also contain other information including
(1) the ranking of any variable sub-account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard and Poor's
Indices, Dow Jones Industrial Average, and other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (2) the effect of tax deferred compounding on variable sub-account investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.


In its advertisements and sales literature, Transamerica may discuss, and may illustrate by graphs, charts, or through other means of written communication:

    the implications of longer life expectancy for retirement planning the tax and other consequences of long-term investment in the contract the effects of the contract's lifetime payout options

    the operation of certain special investment features of the contract
           -- such as the dollar cost averaging option


Transamerica may explain and depict in charts, or other graphics, the effects of certain investment strategies, such as allocating purchase payments between the general account options and a variable sub-account. Transamerica may also discuss the Social Security system and its projected payout levels and retirement plans generally, using graphs, charts and other illustrations.

Transamerica may from time to time also disclose average annual total return in non-standard formats and cumulative (non-annualized) total return for the variable sub-accounts. The non-standard average annual total return and cumulative total return will assume that no contingent deferred sales load is applicable. Transamerica may from time to time also disclose yield, standard total returns, and non-standard total returns for any or all variable sub-accounts.

All non-standard performance data will only be disclosed if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

Transamerica   may  also   advertise   performance   figures  for  the  variable
sub-accounts based on the performance of a portfolio prior to the time the variable account commenced operations.


DISTRIBUTION OF THE CONTRACT

Transamerica Securities Sales Corporation ("TSSC") is the principal underwriter of the contracts under a Distribution Agreement with Transamerica. TSSC may also serve as an underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and affiliates of Transamerica. TSSC is an indirect wholly-owned subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 1150 South Olive Street, Los Angeles, California 90015. TSSC may enter into sales agreements with broker/dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products.

Under the Sales Agreements, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. The percentage may be up to 4% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.


PREPARING FOR YEAR 2000


As a result of computer systems that may recognize a date of 12/31/00 as the year 1900 rather than the year 2000, disruptions of business activities may occur with the year 2000. In response, Transamerica established in 1997 a Y2K committee to address this issue. With regard to the systems and software which administer and affect the contracts, Transamerica has determined that its own internal systems will be Year 2000 compliant. Additionally, Transamerica requires any third party vendor which supplies software or administrative services to Transamerica in connection with the administration of the contracts, to certify that the software or services will be Year 2000 compliant. In determining the variable accumulation unit values for each variable sub-account, Transamerica is reliant upon information received from the portfolios and is confirming that Year 2000 issues will not interfere with this flow of information. As of the date of this prospectus, it is not anticipated that contract owners will experience negative affects on their investment, or on the services received in connection with their contracts, as a result of Year 2000 issues. However, especially when taking into account interaction with other systems, it is difficult to predict with precision that there will be no disruption of service in connection with the year 2000.



LEGAL PROCEEDINGS

There is no pending material legal proceeding affecting the variable account. Transamerica is involved in various kinds of routine litigation which, in management's judgment, are not of material importance to Transamerica's assets or to the variable account.


LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the contract has been provided by Sutherland, Asbill & Brennan LLP. The organization of Transamerica, its authority to issue the contract and the validity of the form of the contract have been passed upon by James W. Dederer, General Counsel and Secretary of Transamerica.


ACCOUNTANTS


The consolidated financial statements of Transamerica for each of the three years in the period ended December 31, 1997, have been audited by Ernst & Young LLP, Independent Auditors. Their reports appear in the Statement of Additional Information, and they rely upon Ernst & Young LLP's expertise in accounting and auditing. There are no audited financial statements for the variable account since it had not commenced operations as of the date of this prospectus.



VOTING RIGHTS


To the extent required by applicable law, all portfolio shares held in the variable account will be voted by Transamerica at regular and special shareholder meetings of the respective portfolio. The shares will be voted in accordance with instructions received from persons having voting interests in the corresponding variable sub-account. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or if Transamerica determines that it is allowed to vote all portfolio shares in its own right, Transamerica may elect to do so.


The person with the voting interest is the owner. The number of votes which are available to an owner will be calculated separately for each variable sub-account. Before the annuity date, that number will be determined by applying his or her percentage interest, if any, in a particular variable sub-account to the total number of votes attributable to that variable sub-account. The owner holds a voting interest in each variable sub-account to which the account value is allocated. After the annuity date, the number of votes decreases as settlement option payments are made and as the reserves for the contract decrease.

The number of votes of a portfolio will be determined as of the date coincident with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective portfolios.

Shares as to which no timely instructions are received and shares held by Transamerica as to which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all contracts participating in the variable sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis.

Each person or entity having a voting interest in a variable sub-account will receive proxy material, reports and other material relating to the appropriate portfolio.

It should be noted that generally the portfolios are not required, and do not intend, to hold annual or other regular meetings of shareholders.


AVAILABLE INFORMATION


Transamerica has filed a registration statement (the "Registration Statement") with the Securities and Exchange Commission under the 1933 Act relating to the contract offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is hereby made to such Registration Statement and exhibits for further information relating to Transamerica and the contract. Statements contained in this prospectus, as to the content of the contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Commission, located at 450 Fifth Street, N.W., Washington, D.C.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the Table of Contents for that Statement:


TABLE OF CONTENTS                                                                            Page
THE CONTRACT ....................................................................................3
NET INVESTMENT FACTOR ...........................................................................3
VARIABLE PAYMENT OPTIONS.........................................................................3
Variable Annuity Units and Payments..............................................................3
Variable Annuity Unit Value......................................................................3
Transfers After the Annuity Date.................................................................4
4ENERAL PROVISIONS...............................................................................
         IRS Required Distributions..............................................................4
         Non-Participating.......................................................................4
         Misstatement of Age or Sex..............................................................4
         Proof of Existence and Age..............................................................4
4        Annuity Data............................................................................
         Assignment..............................................................................5
         Annual Report...........................................................................5
         Incontestability........................................................................5
         Entire Contract.........................................................................5
         Changes in the Contract.................................................................5
         Protection of Benefits..................................................................5
         Delay of Payments.......................................................................5
         Notices and Directions..................................................................6

CALCULATION OF YIELDS AND TOTAL RETURNS .........................................................6
         Money Market Sub-Account Yield Calculation..............................................6
         Other Sub-Account Yield Calculations....................................................6
         Standard Total Return Calculations......................................................7
         Adjusted Historical Portfolio Performance Data..........................................8
         Other Performance Data..................................................................8
HISTORIC PERFORMANCE DATA........................................................................8
         General Limitations.....................................................................8
         Adjusted Historical Performance Data....................................................8

DISTRIBUTION OF THE CONTRACT.....................................................................18
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...........................................................18
18ATE REGULATION.................................................................................
RECORDS AND REPORTS..............................................................................18
FINANCIAL STATEMENTS.............................................................................18
APPENDIX.........................................................................................20



Appendix A

THE GENERAL ACCOUNT OPTIONS

This prospectus is generally intended to serve as a disclosure document only for the contract and the variable account. For complete details regarding the general account options, see the contract itself.

The account value allocated to the general account options becomes part of the general account of Transamerica, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act.

Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act, and Transamerica has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which relate to the general account options.

The general account options are part of the general account of Transamerica. The general account of Transamerica consists of all the general assets of Transamerica, other than those in the variable account, or in any other separate account. Transamerica has sole discretion to invest the assets of its general account subject to applicable law.


The allocation or transfer of funds to the general account options does not entitle the owner to share in the investment performance of Transamerica's general account.


There are two general account options: the fixed account and the guarantee period account, as described below.


THE FIXED ACCOUNT

Currently, Transamerica guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the fixed account under the contracts. However, Transamerica reserves the right to change the minimum rate according to state insurance law. Transamerica may credit interest at a rate in excess of 3% per year.


There is no specific formula for the determination of excess interest credits. Some of the factors that the company may consider in determining whether to credit excess interest to amounts allocated to the fixed account and the amount in that account are:

               general economic trends


               rates of return currently available


               returns anticipated on the company's investments

               regulatory and tax requirements


               competitive factors


Any interest credited to amounts allocated to the fixed account in excess of 3% per year will be determined at the sole discretion of Transamerica. The owner assumes the risk that interest credited to the fixed account allocations may not exceed the minimum guarantee of 3% for any given year.

Rates of interest credited to the fixed account will be guaranteed for at least twelve months and will vary according to the timing and class of the allocation, transfer or renewal. At any time after the end of the twelve month period for a particular allocation, Transamerica may change the annual rate of interest for that class; this new annual rate of interest will remain in effect for at least twelve months. New purchase payments made to the contract which are allocated to the fixed account may receive different rates of interest.


These rates of interest may differ from those interest rates credited to amounts transferred from the variable sub-accounts or guarantee period account and from those credited to amounts remaining in the fixed account and receiving renewal rates. These rates of interest may also differ from rates for allocations applied under certain options and services Transamerica may be offering.

Transfers


Each contract year, as the owner, you may transfer a percentage of the value of the fixed account to variable sub-accounts or to the guarantee period account. The maximum percentage that may be transferred will be declared annually by Transamerica. This percentage will be determined by Transamerica at its sole discretion, but will not be less than 10% of the value of the fixed account on the preceding contract anniversary and will be declared each year. Currently, this percentage is 25%.

As the owner, you are limited to four transfers from the fixed account each contract year, and the total of all such transfers cannot exceed the current maximum. If Transamerica permits dollar cost averaging from the fixed account to the variable sub-accounts, the above restrictions are not applicable.


Generally, transfers may not be made from any variable sub-account to the fixed account for the six-month period following any transfer from the fixed account to one or more of the variable sub-accounts. Additionally, transfers may not be made from the fixed account to:


     1.   any guarantee period

     2.   the Transamerica VIF Money Market Sub-Account



               Sub-Account; and 3) any variable sub-account identified by Transamerica and investing in a portfolio of fixed income investments


Transamerica reserves the right to modify the limitations on transfers to and from the fixed account and to defer transfers from the fixed account for up to six months from the date of request.


THE GUARANTEE PERIOD ACCOUNT

The guarantee period account provides a guaranteed fixed rates of interest compounded annually for specific guarantee periods. Amounts allocated to the guarantee period account will be credited with interest of no less than 3% per year. Amounts withdrawn from a guarantee period prior to the end of its guarantee period will be subject to an interest adjustment, as explained below.

Each  guarantee  period  offers  a  specified   duration  with  a  corresponding
guaranteed interest rate. Currently Transamerica is offering three, five and seven year guarantee periods but these may change at any time.

The owner bears the risk that, after the initial guarantee period, Transamerica will not credit interest in excess of 3% per year to amounts allocated to the guarantee period account.

Each amount allocated or transferred to the guarantee period account will establish a new guarantee period of a duration selected by the owner from among those then being offered by Transamerica. Every guarantee period offered by Transamerica will have a duration of at least one year. The minimum amount that may be allocated or transferred to a guarantee period is $1,000. Purchase payments allocated to a guarantee period will be credited on the date the payment is received at the Service Center. Any amount transferred from another guarantee period or from a variable sub-account to a guarantee period will establish a new guarantee period as of the effective date of the transfer.

Guarantee Period

Each guarantee period will have its own guaranteed interest rate and expiration date. The guaranteed interest rate applicable to a guarantee period will depend on the date the guarantee period is established, the duration chosen by the owner and the class of that guarantee period . A guarantee period chosen may not extend beyond the annuity date. Transamerica reserves the right to limit the maximum number of guarantee periods that may be in effect at any one time.


We will establish  effective annual rates of interest for each guarantee period.
 The effective annual rate of interest established by period. Interest will be credited to a guarantee period based on its daily balance at a daily rate which is equivalent to the guaranteed interest rate applicable to that guarantee period for amounts held during the entire guarantee period.

Amounts withdrawn or transferred from a guarantee period prior to its expiration date will be subject to an Interest Adjustment as described below. In no event will the effective annual rate of interest applicable to a guarantee period be less than 3% per year.

Interest Adjustment

If any amount is withdrawn or transferred from a guarantee period prior to its expiration date (excluding withdrawals for the purpose of paying the death benefit), the amounts withdrawn or transferred will be subject to an interest adjustment. The interest adjustment reflects the impact that changing interest rates have on the value of money invested at a fixed interest rate. The interest adjustment is computed by multiplying the amount withdrawn or transferred by the following factor:

                  [(1 + I) divided by (1 + J + 0.005)]N/12 -1
         where:


         I        is the guaranteed interest rate in effect;

         J is the current interest rate available for a period equal to the number of years remaining in the guarantee period at the time of withdrawal or transfer (fractional years are rounded up to the next full year); and

         N is the number of full months remaining in the term at the time the withdrawal or transfer request is processed


In general the interest adjustment will operate to decrease the value upon withdrawal or transfer when the guaranteed interest rate in effect for that allocation is lower than the current interest rate (as of the date of the transaction) that would apply for a guarantee period equal to the number of full years remaining in the guarantee period as of that date. (For purposes of determining the interest adjustment, if the company does not offer a guarantee period of that duration, the applicable current interest rate will be determined by linear interpolation between current interest rates for two periods that are available). If the current interest rate thus determined plus 1/2 of one percent is greater than the guaranteed interest rate, the interest adjustment will be negative and amount withdrawn or transferred will be decreased. However, the value will never be decreased below the initial allocation plus daily interest at 3% interest per year. There are no positive interest adjustments.

Expiration of a guarantee period

At least 45 days, but not more than 60 days, prior to the expiration date of a guarantee period, Transamerica will notify the owner as to the options available when a guarantee period expires. The owner may elect one of the following:

      (a)transfer the amount held in that guarantee period to a new guarantee period from among those being offered by Transamerica at such time

      (b)transfer the amount held in that guaranteed period to one or more variable sub-accounts or to another general account option then available


Transamerica must receive the owner's notice electing one of these at the Service Center by the expiration date of the guarantee period. If such election has not been received by Transamerica at the Service Center, the amount held in that guarantee period will remain in the guaranteed period account . A new guarantee period of the same duration as the expiring guarantee period, if offered, will automatically be established by Transamerica with a new guaranteed interest rate declared by Transamerica for that guarantee period. The new guarantee period will start on the day following the expiration date of the previous guarantee period.


If Transamerica is not currently offering guarantee period having the same duration as the expiring guarantee period, the new guarantee period will be the next longer duration, or if Transamerica is not offering a guarantee period longer than the duration of the expiring guarantee period, the next shorter duration. However, no guarantee period can extend beyond the annuity date.

If the amount held in an expiring guarantee period is less than $1,000, Transamerica reserves the right to transfer such amount to the money market variable sub-account.

Appendix B

Example of Variable Accumulation Unit Value Calculations

Suppose the net asset value per share of a portfolio at the end of the current valuation period is $20.15; at the end of the immediately preceding valuation period it was $20.10; the valuation period is one day; and no dividends or distributions caused the portfolio to go "ex-dividend" during the current valuation period. $20.15 divided by $20.10 is 1.002488. Subtracting the one day risk factor for mortality and expense risk charge and the administrative expense charge of .00367% (the daily equivalent of the current charge of 1.35% on an annual basis) gives a net investment factor of 1.00245. If the value of the variable accumulation unit for the immediately preceding valuation period had been 15.500000, the value for the current valuation period would be 15.53798 (15.5 x 1.00245).

Example of Variable Annuity Unit Value Calculations

Suppose the circumstances of the first example exist, and the value of a variable annuity unit for the immediately preceding valuation period had been
13.500000. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 4% per year, the value of the variable annuity unit for the current valuation period would be 13.53163 (13.5 x 1.00245 (the net investment factor) x 0.999893). 0.999893 is the factor, for a one day valuation period, that neutralizes the assumed rate of four percent (4%) per year used to establish the variable annuity rates found in the contract.

Example of Variable Annuity Payment Calculations

Suppose that the account is currently credited with 3,200.000000 variable accumulation units of a particular variable sub-account.

Also suppose that the variable accumulation unit value and the variable annuity unit value for the particular variable sub-account for the valuation period which ends immediately preceding the first day of the month is 15.500000 and
13.500000 respectively, and that the variable annuity rate for the age and elected is $5.73 per $1,000. Then the first variable annuity payment would be:

         3,200 x 15.5 x 5.73 divided by 1,000 = $284.21,

and the number of variable annuity units credited for future payments would be:

         284.21 divided by 13.5 = 21.052444.

For the second monthly payment, suppose that the variable annuity unit value on the 10th day of the second month is 13.565712. Then the second variable annuity payment would be $285.59 (21.052444 x 13.565712).

Appendix C

Transamerica Life Insurance and Annuity Company

DISCLOSURE STATEMENT
for Individual Retirement Annuities


The following information is being provided to you, the Owner, in accordance with the requirements of the Internal Revenue Service (IRS). This Disclosure Statement contains information about opening and maintaining an Individual Retirement Account or Annuity ("IRA") and summarizes some of the financial and tax consequences of establishing an IRA. Part I of this Disclosure Statement discusses Traditional IRAs, while Part II addresses Roth IRAs. Because the tax consequences of the two categories of IRAs differ significantly, it is important that you review the correct part of this Disclosure Statement to learn about your particular IRA. This Disclosure Statement does not discuss Education IRAs or SIMPLE-IRAs, except as necessary in the context of discussing other types of IRAs.

Your Transamerica Life Insurance and Annuity Company's Individual Retirement Annuity ("Transamerica Life IRA") Contract has been approved as to form by the IRS. In addition, we are using a Roth IRA Endorsement based the IRS-approved text. Please note that IRS approval applies only to the form of the contract and does not represent a determination of the merits of such IRA contract.

It may be necessary for us to amend your Transamerica Life IRA or Roth IRA Contract in order for us to obtain or maintain IRS approval of its tax qualification. In addition, laws and regulations adopted in the future may require changes to your contract in order to preserve its status as an IRA. We will send you a copy of any such amendment.

No contribution to a Transamerica Life IRA will be accepted under a SIMPLE plan established by any employer pursuant to Internal Revenue Code ("Code") Section 408(p). No transfer or rollover of funds attributable to contributions made by an employer to your SIMPLE IRA under the employer's SIMPLE plan may be transferred or rolled over to your Transamerica Life IRA prior to the expiration of the two (2) year period beginning on the date you first participated in the employer's SIMPLE plan. In addition, depending on the annuity contract you purchased, contributory IRAs may or may not be available.

This Disclosure Statement includes the non-technical explanation of some of the changes made by the Tax Reform Act of 1986 applicable to IRAs and more recent changes made by the Small Business Job Protection Act of 1996 (SBA-96), the Health Insurance Portability and Accountability Act of 1996 (HIPAA), the Tax Relief Act of 1997 (TRA-97) and the IRS Restructuring and Reform Act of 1998 (RRA-98). The information provided applies to contributions made and distributions received after December 31, 1986, and reflects the relevant provisions of the Code as in effect on November 1, 1998. This Disclosure Statement is not intended to constitute tax advice, and you should consult a tax professional if you have questions about your own circumstances.


Revocation of Your IRA or Roth IRA


You have the right to revoke your Traditional IRA or Roth IRA issued by us during the seven calendar day period following its establishment. The establishment of your Traditional IRA or Roth IRA contract will be the contract effective date. This seven day calendar period may or may not coincide with the free look period of your contract. In order to revoke your Traditional IRA or Roth IRA, you must notify us in writing and you must mail or deliver your revocation to us postage prepaid, at: 401 North Tryon Street, Charlotte, NC 28202. The date of the postmark (or the date of certification or registration if sent by certified or registered mail) will be considered your revocation date. If you revoke your Traditional IRA or Roth IRA during the seven day period, an amount equal returned to you without any adjustment.


Definitions

Code - Internal Revenue Code of 1986, as amended, and regulations issued thereunder.

Contributions - Premiums paid to your contract.

Contract - The annuity policy, certificate or contract which you purchased.

Compensation - For purposes of determining allowable contributions, the term "compensation" includes all earned income, including net earnings from self-employment and alimony or separate maintenance payments received under a decree of divorce or separate maintenance and includable in your gross income, but does not include deferred compensation or any amount received as a pension or annuity.

Regular Contributions - In General

As is more fully discussed below, for 1998 and later years, the maximum total amount that you may contribute for any tax year to your regular IRAs and your regular Roth IRAs combined is $2,000, or if less, your compensation for that year. Once you attain age 70 1/2, this limit is reduced to zero only for your regular IRAs, not for your Roth IRAs, but the separate limit on Roth IRA contributions can be reduced to zero for taxpayers with adjusted gross income ("AGI") above certain levels, as described below in Part II, Section 1. While your Roth IRA contributions are never deductible, your regular IRA contributions are fully deductible, unless you (or your spouse) is an active participant in some form of tax-qualified retirement plan for the tax year. In the latter case, any deductible portion of your regular IRA contributions for each year is subject to the limits that are described below in Part I, Section 2, and any remaining regular IRA contributions for that year must be reported to the IRS as nondeductible IRA contributions (along with your Roth IRA contributions).



IRA PART I:  TRADITIONAL IRAs


The rules that apply to a Traditional Individual Retirement Account or Annuity (which is referred to in this Disclosure Statement simply as an "IRA" or as a "Traditional IRA" and which includes a regular or Spousal IRA and a rollover
IRA) generally also apply to IRAs under Simplified Employee Pension plans (SEP-IRAs), unless specific rules for SEP-IRAs are stated.

1.  Contributions

(a) Regular IRA. Regular IRA contributions must be in cash and are subject to the limits described above. In addition, any of your regular contributions to an IRA for a tax year must be made by the due date (not including extensions) for your federal tax return for that tax year. See also Part II, Section 4 below about recharacterizing IRA and Roth IRA contributions by such date.

(b) Spousal IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own separate regular IRA (and Roth IRA) and may make contributions to such IRAs for your spouse that are not limited by your spouse's lower amount of compensation. Instead, the limit for the total contribution to spousal IRAs (that can be made by you or your spouse) for the tax year is (1) $2,000; or (2) if less, the total combined compensation for both you and your spouse reduced by any deductible IRA contributions and any Roth IRA contributions for such year. As with any regular IRA contributions, those for your spouse cannot be made for any tax year in which your spouse has attained age 70 1/2, must be in cash, and must be made by the due date (not including extensions) for your federal income tax return for that tax year.

(c) Rollover IRA. Rollover contributions to a Traditional IRA are unlimited in dollar amount. These can include rollover contributions of eligible distributions received by you from another Traditional IRA or tax-qualified retirement plan. Generally, any distribution from a tax-qualified retirement plans (such as a pension or profit sharing plan, code Section 401(k) plan, H.R. 10 or Keogh plan) or a Traditional IRA can be rolled over to a Traditional IRA unless it is a "required minimum distribution" (as discussed below in Part I, Section 4(a)) or it is part of a series of payments to be paid to you over your life, life expectancy or a period of at least 10 years. In addition, distributions of "after-tax" plan contributions (i.e., amounts which are not subject to federal income tax when distributed from a tax-qualified retirement plan) are not eligible to be rolled over to an IRA. If a distribution from a tax-qualified plan or a Traditional IRA is paid to you and you want to roll over all or part of the eligible distributed amount to a Transamerica Life Traditional IRA, the rollover must be accomplished within 60 days of the date you receive the amount to be rolled over. However, you may roll over any amount from one Traditional IRA into another Traditional IRA only once in any 365-day period.

A timely rollover of an eligible distributed amount that has been paid to you directly will prevent its being taxable to you at the time of distribution; that is, none of it will be includable in your gross income until you withdraw some amount from your rollover IRA. However, any such distribution directly to you from a tax-qualified retirement plan is generally subject to a mandatory 20% withholding tax.

By contrast, a direct transfer from a tax-qualified retirement plan to a Traditional IRA is considered a "direct" rollover and is not subject to any mandatory withholding tax (or other federal income tax) upon the direct transfer. If you elect to make such a "direct" rollover from a tax-qualified plan to a Transamerica Life Traditional IRA, the transferred amount will be deposited directly into your rollover IRA.

Strict limitations apply to rollovers, and you should seek competent tax advice in order to comply with all the rules governing rollovers.

(d) Direct Transfers from another Traditional IRA.. You may make an initial or subsequent contribution to your Transamerica Life Traditional IRA by directing the fiduciary or issuer of any of your existing IRAs to make a direct transfer of all or part of such IRAs in cash to your Transamerica Life Traditional IRA. Such a direct transfer between Traditional IRAs is not considered a rollover (e.g., for purposes of the 1-year waiting period or withholding).

(e) Simplified Employee Pension Plan (SEP-IRA). If an IRA is established that meets the requirements of a SEP-IRA, generally your employer may contribute an amount not to exceed the lesser of 15% of your includable compensation ($160,000 for 1998, adjusted for inflation thereafter) or $30,000, even after you attain age 70 1/2 . The amount of such contribution is not includable in your income for federal income tax purposes. In the case of a SEP-IRA that has a grandfathered qualifying form of salary reduction (a SARSEP) that was established by an employer prior to 1997, generally any employee (including a self-employed individual) who (1) has worked for the employer for 3 of the last 5 preceding tax years; (2) is at least age 21; and (3) has received from the employer compensation of at least $400 for the current tax year (adjusted for inflation after 1998), is eligible to make a salary reduction (before-tax) contribution to the SARSEP for the current tax year of up to $10,000 (adjusted for inflation after 1998), subject to the overall limits for SEP-IRA contributions.

Your employer is not required to make a SEP-IRA contribution in any year nor make the same percentage contribution each year. But if contributions are made, they must be made to the SEP-IRA for all eligible employees and must not discriminate in favor of highly compensated employees. If these rules are not met, any SEP-IRA contributions by the employer could be treated as taxable to the employees and could result in adverse tax consequences to the participating employee. For further details about SARSEPs and SEP-IRAs (e.g., for computing contribution limits for self-employed individuals), see IRS Publication 590, as indicated below.





(f) Responsibility of the Owner. Contributions, rollovers, or transfers to any IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to determine the tax deductibility of any contribution to your Traditional IRA, and to make such contributions in accordance with the Code. Transamerica does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Transamerica Life Traditional IRA.

2.  Deductibility of Contributions for a Regular IRA

(a) General Rules. The deductible portion of the contributions made to the regular IRAs for your (or your spouse) for a tax year depends on whether you (or your spouse) is an "active participant" in some type of a tax-qualified retirement plan for such year, as described in Section 2(b) immediately below.

If you and your spouse file a joint return for a tax year and neither of you is an active participant for such year, then the permissible contributions to the regular IRAs for each of you are fully deductible up to $2,000 apiece (i.e., your combined deductible IRA contribution limit for the tax year could be $4,000). Similarly, if you are not married (or treated as such) for the tax year and you are not an active participant for such year, the permissible contributions to your regular IRAs for the tax year are fully deductible up to $2,000. For instance, if you and your spouse file separate returns for the tax year and you did not live together at any time during such tax year, then you are treated as unmarried for such year, and if you were not an active participant for the tax year, then your deductible limit for your regular IRA contribution is $2,000 (even if your spouse was an active participant for such year).

If you are an active participant for the tax year, then your $2,000 limit is subject to a phase-out rule if your AGI for such year exceeds a Threshold Level, depending on your tax fling status and the calendar year. If, however, you are not an active participant for the tax year but your spouse is, then your $2,000 limit is subject to the phase-out rule only if your AGI exceeds a higher Threshold Level. See Part I, Section 2(c), below.

(b) Active Participant. You are an "active participant" for a year if you participate in some type of tax-qualified retirement plan. For example, if you participate in a qualified pension or profit sharing plan, a Code Section 401(k) plan, certain government plans, a tax-sheltered arrangement under Code Section 403, a SIMPLE plan or a SEP-IRA plan, you are considered to be an active participant.

Your Form W-2 for the year should indicate your participation status.


(c) Adjusted Gross Income (AGI). If you are an active participant, you must look at your AGI for the year (or if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution for that taxable year. The instructions for your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and you can make a deductible contribution under the same rules as a person who is not an active participant.

If you are an active participant for the tax year, then your Threshold Level depends upon whether you are a married taxpayer filing a joint tax return, an unmarried taxpayer, or a married taxpayer filing a separate tax return. If you are a married taxpayer but file a separate tax return, the Threshold Level is $0. If you are a married taxpayer filing a joint tax return, or an unmarried taxpayer, your Threshold Level depends upon the taxable year, and can be determined using the appropriate table below:









         Married Filing Jointly       Unmarried
         Taxable      Threshold       Taxable        Threshold
         Year         Level           Year           Level

         1998         $50,000         1998            $30,000
         1999         $51,000         1999            $31,000
         2000         $52,000         2000            $32,000
         2001         $53,000         2001            $33,000
         2002         $54,000         2002            $34,000
         2003         $60,000         2003            $40,000
         2004         $65,000         2004            $45,000
         2005         $70,000         2005 and
         2006         $75,000            thereafter   $50,000
         2007 and
            thereafter   $80,000

Beginning in 1998, if you are not an active participant for the tax year but your spouse is (and you are not treated as unmarried for filing purposes), then your Threshold Level is $150,000.

If your AGI is less than $10,000 above your Threshold Level ($20,000 for married taxpayers filing jointly for the taxable year beginning on or after January 1,
2007), you will still be able to make a deductible contribution, but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level is called your Excess AGI. The Maximum Allowable Deduction is $2,000, even for Spousal IRAs. You can calculate your Deduction Limit as follows:


         10,000 - Excess AGI  x  Maximum Allowable Deduction = Deduction Limit
         -------------------
                  10,000

For taxable years beginning on or after January 1, 2007, married taxpayers filing jointly should substitute 20,000 for 10,000 in the numerator and denominator of the above equation.


You must round up any computation of the Deduction Limit to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot in any event exceed 100% of your compensation.

3.  Nondeductible Contributions to Regular IRAs

The amounts of your regular IRA contributions which are not deductible will be nondeductible contributions to such IRAs. You may also choose to make a nondeductible contribution to your regular IRA, even if you could have deducted part or all of the contribution. Interest or other earnings on your regular IRA contributions, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA, you must report the amount of the nondeductible contribution to the IRS as a part of your tax return for the year (e.g., on Form 8606).

4.  Distributions

(a) Required Minimum Distributions (RMD). Distributions from your Traditional IRAs must be made or begin no later than April 1 of the calendar year following the calendar year in which you attain age 70 1/2 (the required beginning date). You may take RMDs from any Traditional IRA you maintain (but not from any Roth
IRA) as long as: (i) distributions begin when required; (ii) periodic payments are made at least once a year; and (iii) the amount to be distributed is not less than the minimum required under current federal tax law. If you own more than one Traditional IRA, you can choose whether to take your RMD from one Traditional IRA or a combination of your Traditional IRAs. A distribution may be made at once in a lump sum, as qualifying partial withdrawals or as qualifying settlement option payments. Qualifying partial withdrawals and settlement option payments must be made in equal or substantially equal amounts over: (i) your life or the joint lives of you and your beneficiary; or (ii) a period not exceeding your life expectancy (as redetermined annually under IRS tables in the income tax regulations), or the joint life expectancy of you and your beneficiary (as redetermined annually, if that beneficiary is your spouse). Also, special rules may apply if your designated beneficiary (other than your spouse) is more than ten years younger than you.

If qualifying partial withdrawals or settlement option payments start prior to the April 1 following the year you turn age 70 1/2, then the annuity date of such settlement option payments will be treated as the required beginning date for purposes of the RMD provisions, above, and the death benefit provisions, below.

If you die before the entire interest in your Traditional IRAs is distributed to you, but after your required beginning date, the entire interest in your Traditional IRAs must be distributed to your beneficiaries at least as rapidly as under the method in effect at your death. If you die before your required beginning date and if you have a designated beneficiary, distributions to your designated beneficiary can be made in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after the year of your death. Otherwise, if you die before your required beginning date and your surviving spouse is not your designated beneficiary, distributions must be completed by December 31 of the calendar year that is five years after the year of your death.

If your designated beneficiary is your surviving spouse, and you die before your required beginning date, your surviving spouse can become the new owner/annuitant and can continue the Transamerica Life Traditional IRA on the same basis as before your death. If your surviving spouse does not wish to continue the contract as his or her IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year rule. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates: (i) December 31 of the year following the year you died; or (ii) December 31 of the year in which you would have reached the required beginning date if you had not died.


Either you or, if applicable, your beneficiary, is responsible for assuring that the required minimum distribution is taken in a timely manner and that the correct amount is distributed.


(b) Taxation of IRA Distributions. Because nondeductible Traditional IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the Traditional IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible contributions to your Traditional IRAs, each distribution from any of your Traditional IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and earnings).

Thus, if you receive a distribution from any of your Traditional IRAs and you previously made deductible and nondeductible contributions to such IRAs, you may not take a Traditional IRA distribution which is entirely tax-free. The following formula is used to determine the nontaxable portion of your distributions for a taxable year.

Remaining Nondeductible contributions                     Total distributions      Nontaxable distributions
Year-end total adjusted Traditional IRA balances     X    (for the year)       =   (for the year)

To figure the year-end total adjusted Traditional IRA balance, you must treat all of your Traditional IRAs as a single Traditional IRA. This includes all regular IRAs, as well as SEP-IRAs, SIMPLE IRAs and Rollover IRAs (but not Roth
IRAs). You also add back to your year-end total Traditional IRA balances (the distributions taken during the year from your Traditional IRAs). Please refer to IRS Publication 590, Individual Retirement Arrangements for instructions, including worksheets, that can assist you in these calculations. Transamerica Life Insurance and Annuity Company will report all distributions from your Transamerica Traditional IRA to the IRS as fully taxable income to you.

Even if you withdraw all of the assets in your Traditional IRAs in a lump sum, you will not be entitled to use any form of lump sum qualifies as a capital gain. Moreover, any distribution made before you reach age 59 1/2, may be subject to a 10% penalty tax on early distributions, as indicated below.

(c) Withholding. Unless you elect not to have withholding apply, federal income tax will be withheld from your Traditional IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding allowances. If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the distribution. If payments are delivered to foreign countries, federal income, tax will generally be withheld at a 10% rate unless you certify to Transamerica Life Insurance and Annuity Company that you are not a U. S. citizen residing abroad or a "tax avoidance expatriate" as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

5.  Penalty Taxes

(a) Excess Contributions. If at the end of any taxable year the total regular IRA contributions you made to your Traditional IRAs and your Roth IRAs (other than rollovers or transfers) exceed the maximum allowable (deductible and nondeductible) contributions for that year, the excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. Such penalty tax cannot exceed 6% of the value of your IRAs at the end of such year. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return (including extensions) for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, nor otherwise be includible in your gross income if you have not taken a deduction for the excess amount. However, the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as regular IRA contributions in the following year to the extent that the excess, when aggregated with your regular IRA contributions (if any) for the subsequent year, does not exceed the maximum allowable (deductible and nondeductible) amount for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular such year.butions for

(b) Early Distributions. Since the purpose of an IRA is to accumulate funds for retirement, your receipt or use of any portion of your IRA before you attain age 59 1/2 constitutes an early distribution subject to a 10% penalty tax unless the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary (as determined from IRS tables in the income tax regulations). Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks. Effective for distributions made in 1998 or later, the 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses of you or certain family members, or for certain qualifying higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principal residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution. The amount of an early distribution (excluding any nondeductible contribution included therein) is includable in your gross income and may be subject to the 10% penalty tax unless you transfer it to another IRA as a qualifying rollover contribution.

(c) Failure To Satisfy RMD. If the RMD rules described above in Part I, Section 4(a) apply to you and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, you will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(d) Policy Loans and Prohibited Transactions. If you or any beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between you and the Traditional IRA, or any interference with the independent status of such IRA), the Traditional IRA will lose its tax exemption and be treated as having been distributed to you. The value of the entire Traditional IRA (excluding any nondeductible contributions included therein) will be includable in your gross income; and, if at the time of the prohibited transaction you are under age 59 1/2, you may also be subject to the 10% penalty tax on early distributions, as described above in Part I, Section 5(b). If you borrow from or pledge your Traditional IRA, or your benefits under the contract, as security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you will have to include the value of the portion borrowed or pledged as security in your income that year for federal tax purposes. You may also be subject to the 10% penalty tax on early distributions.

(e) Overstatement or Understatement of Nondeductible Contributions. If you overstate your nondeductible Traditional IRA contributions on your federal income tax return (without reasonable cause), you may be subject to a reporting penalty. Such a penalty also applies for failure to file any form required by the IRS to report nondeductible contributions. These penalties are in addition to any ordinary or penalty taxes, interest, and penalties for which you may be liable if you underreport income upon receiving a distribution from your Traditional IRA. See Part I, Section 4(b) above for the tax treatment of such distributions.



IRA PART II:  ROTH IRAs

1.  Contributions


(a) Regular Roth IRA. You may make contributions to a regular Roth IRA in any amount up to the contribution limits described in Part II, Section 3, below. Such contributions are also subject to the minimum amount under the Transamerica Life Roth IRA contract. Such contribution must be in cash. Your contribution for a tax year must be made by the due date (not including extensions) for your federal income tax return for that tax year. Unlike Traditional IRAs, you may continue making Roth IRA contributions after reaching age 70 1/2 to the extent that your AGI does not exceed the levels described below.

(b) Spousal Roth IRA. If you and your spouse file a joint federal income tax return for the taxable year and if your spouse's compensation, if any, includable in gross income for the year is less than the compensation includable in your gross income for the year, you and your spouse may each establish your own individual Roth IRA and may make contributions to those Roth IRAs in accordance with the rules and limits for contributions contained in the Code, which are described in Part II, Section 3, below. Such contributions must be in cash. Your contribution to a Spousal Roth IRA for a tax year must be made by the due date (not including extensions) for your federal income tax return for that tax year.

(c) Rollover Roth IRA. You may make contributions to a Rollover Roth IRA within 60 days after receiving a distribution from an existing Roth IRA, subject to certain limitations discussed in Part II, Section 3, below.

(d) Transfer Roth IRA. You may make an initial or subsequent contribution to your Transamerica Life Roth IRA by directing a fiduciary or issuer of any of your existing Roth IRAs to make a direct transfer of all or a portion of the assets from such Roth IRAs to your Transamerica Life Roth IRA.


(e) Conversion Roth IRA. You may make contributions to a Conversion Roth IRA within 60 days of receiving a distribution from an existing Traditional IRA or by instructing the fiduciary or issuer of any of your existing Traditional IRAs to make a direct transfer of all or a portion of the assets from such a Traditional IRA to your Transamerica Life Roth IRA, subject to certain restrictions and subject to income tax on some or all of the converted amounts. If your AGI, not including the conversion amount, is greater than $100,000 for the tax year, or if you are married and you and your spouse file separate tax returns, you may not convert or transfer any amount from a Traditional IRA to a Roth IRA.

(f) Responsibility of the Owner. Contributions, rollovers, transfers or conversions to a Roth IRA must be made in accordance with the appropriate sections of the Code. It is your full and sole responsibility to make contributions to your Roth IRA in accordance with the Code. Transamerica Life Insurance and Annuity Company does not provide tax advice, and assumes no liability for the tax consequences of any contribution to your Roth IRA.


2.  Deductibility of Contributions

Your Roth IRA permits only nondeductible after-tax contributions. However, distributions from your Roth IRA are generally not subject to federal income tax (see Part II, 4(b) below). This is unlike a Traditional IRA, which permits deductible and nondeductible contributions, but which provides that most distributions are subject to federal income tax.

3.  Contribution Limits


         Contributions for each taxable year to all Traditional and Roth IRAs may not exceed the lesser of 100% of your compensation or $2,000 for any calendar year, subject to AGI phase-out rules described below in Section 3(a). Rollover, transfer and conversion contributions, if properly made, do not count towards your maximum annual contribution limit, nor do employer contributions to a SEP-IRA or SIMPLE IRA.

(a) Regular Roth IRAs. The maximum amount you may contribute to a regular Roth IRA will depend on the amount of your AGI for the calendar year. Your maximum $2,000 contribution limit begins to phase out when your AGI reaches $95,000 (unmarried) or $150,000 (married filing jointly). Under this phase out, your maximum regular Roth IRA contributions generally will not be less than $200; however, no contribution is allowed if your AGI exceeds $110,000 (unmarried) or $160,000 (married filing jointly). If you are married and you and your spouse file separate tax returns, your maximum regular Roth IRA contribution phases out between $0 and $10,000. If you are married but you and your spouse lived apart for the entire taxable year and file separate federal income tax returns, your maximum contribution is calculated as if you were not married. You should consult your tax advisor to determine your maximum contribution.

You may make contributions to a regular Roth IRA after age 70 1/2, subject to the phase-out rules. Regular Roth IRA contributions for a tax year should be reported on your tax return for that year (e.g., on Form 8606).

(b) Spousal Roth IRAs. Contributions to your lower-earning spouse's Spousal Roth IRA may not exceed the lesser of (a) 100% of both spouses' combined compensation minus any Roth IRA or deductible Traditional IRA contribution for the spouse with the higher compensation for the year or (b) $2,000, as reduced by the phase-out rules described above for regular Roth IRAs. A maximum of $4,000 may be contributed to both spouses' Roth IRAs. Contributions can be divided between the spouses' Roth IRAs as you and your spouse wish, but no more than $2,000 in regular Roth IRA contributions can be contributed to either individual's Roth IRA each year.

(c) Rollover Roth IRAs. There is no limit on the amounts that you may rollover from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. You may roll over a distribution from any single Roth IRA to another Roth IRA only once in any 365-day period.


(d) Transfer Roth IRAs. There is no limit on amounts that you may transfer directly from one Roth IRA into another Roth IRA, including your Transamerica Life Roth IRA. Such a direct transfer does not constitute a rollover for purposes of the 1-year waiting period.

         (e) Conversion Roth IRAs. There is no limit on amounts that you may convert from your Traditional IRA into your Transamerica Life Roth IRA if you are eligible to open a Conversion Roth IRA as described in Part II, Section 1(e), above. In the case of a conversion from a SIMPLE-IRA, the conversion may only be done after the expiration of your 2-year participation period described in Code Section 72(t)(6). However, the distribution proceeds from your Traditional IRA are includable in your taxable income to the extent that they represent a return of deductible contributions and earnings on any contributions. The distribution proceeds from your Traditional IRA are not subject to the 10% early distribution penalty tax (described below) if the distribution proceeds are within 60 days.ur Roth IRA

You can also make contributions to a Roth IRA by instructing the fiduciary or issuer, custodian or trustee of your existing Traditional IRAs to transfer the assets in your Traditional IRAs to the Roth IRA, which can be a successor to your existing Traditional IRAs. The transfer will be treated as a distribution from your Traditional IRAs, and that amount will be includable in your taxable income to the extent that it represents a return of deductible contributions and earnings on any contributions, but will not be subject to the 10% early distribution penalty tax.

If you convert from a Traditional IRA to a Roth IRA during 1998, the income reportable upon distribution from the Traditional IRA may be reportable entirely for 1998 or reportable ratably over four years beginning in 1998.

4.  Recharacterization of IRA Contributions

(a) Eligibility. By making a timely transfer and election, you generally can treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year. For example, if you make contributions to a Roth IRA and later discover that you are not eligible to make Roth IRA contributions, you may recharacterize all or a portion of the contribution as a Traditional IRA contribution by the filing due date (including extensions) for the applicable tax year.

You may not recharacterize amounts paid into a Traditional IRA that represented tax-free rollovers or transfers, or employer contributions.

(b) Election. You may elect to recharacterize a contribution amount made to one type of IRA by simply making a trustee-to-trustee transfer of such amount (plus net income attributable to it) to a second type of IRA on or before the federal income tax due date (including extensions) for the tax year for which the contribution was initially made. After the recharacterization has been made, you may not revoke or modify the election.

(c) Taxation of a Recharacterization. For federal income tax purposes, a recharacterized contribution will be treated as having been contributed to the transferee IRA (rather than to the transferor IRA) on the same date and for the same tax year that the contribution was initially made to the transferor IRA. A recharacterized transfer is not considered a rollover for purposes of the 1-year waiting period.

The transfer of the contribution amount being recharacterized must include the net income attributable to such amount. If such amount has experienced net losses as of the time of the recharacterization transfer, the amount transferred (the original contribution amount less any losses) will generally constitute a transfer of the entire contribution amount. You must treat the contribution amount as made to the transferee IRA on your federal income tax return for the year to which the original contribution amount related.




5.  Distributions

(a) Required Minimum Distribution (RMD). Unlike a Traditional IRA, there are no rules that require that any distribution be made to you from your Roth IRA during your lifetime.

If you die before the entire value of your Roth IRA is distributed to you, the balance of your Roth IRA must be distributed by December 31 of the calendar year that is five years after your death. However, if you die and you have a designated beneficiary, your beneficiary may elect to take distributions in the form of settlement option payments in substantially equal installments over the life or life expectancy of the designated beneficiary, beginning by December 31 of the calendar year that is one year after your death.

If your beneficiary is your surviving spouse, he or she can become the new owner/annuitant and can continue the Transamerica Roth IRA on the same basis as before your death. If your surviving spouse does not wish to continue the Transamerica Roth IRA as his or her Roth IRA, he or she may elect to receive the death benefit in the form of qualifying settlement option payments in order to avoid the 5-year distribution requirement. Such payments must be made in substantially equal amounts over your spouse's life or a period not extending beyond his or her life expectancy. Your surviving spouse must elect this option and begin receiving payments no later than the later of the following dates: (i) December 31 of the year following the year you died; or (ii) December 31 of the year in which you would have reached age 70 1/2.

Your   beneficiary  is  responsible  for  assuring  that  the  required  minimum distribution following your death is taken in a timely manner and that the correct amount is distributed.

(b) Taxation of Roth IRA Distributions. The amounts that you withdraw from your Roth IRA are generally tax-free. For federal income tax purposes, all of your Roth IRAs are aggregated and Roth IRA distributions are treated as made first from Roth IRA contributions and second from earnings. Distributions that are treated as made from Roth IRA contributions are treated as made first from regular Roth IRA contributions (which are always tax-free) and second from conversion or rollover Roth IRA contributions on a first-in, first-out basis. A distribution allocable to a particular conversion or rollover Roth IRA contribution is treated as consisting first of the portion (if any) of the conversion contribution that was previously includible in gross income by reason of the conversion.

In any event, since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of Roth IRA earnings before you attain age 59 1/2 , or within 5 years of your first contribution to the Roth IRA (including a contribution rolled over, transferred or converted from a Traditional IRA), will generally be treated as an early distribution subject to regular income tax and to the 10% penalty tax described below in Section 6(b). No income tax will apply to earnings that are withdrawn before you attain age 59 1/2, but which are withdrawn five or more years after the first contribution to the Roth IRA (including a rollover or transfer contribution or conversion from a Traditional
IRA), where the withdrawal is made (i) upon your death or disability or (ii) to pay qualified first-time homebuyer expenses of you or certain family members. No portion of your Roth IRA distribution qualifies as a capital gain. There is also a separate 5-year rule for the recapture of the 10% penalty tax that is described below in Section 6(b) and that applies to any Roth IRA distribution made prior to age 59 1/2 if any conversion or rollover contribution has been made to any Roth IRA owned by the individual within the 5 most recent taxable years (even if this current distribution from the Roth IRA is otherwise tax-free under the rules described in this Subsection 5(b)).

(c) Withholding. If the distribution from your Roth IRA is subject to federal income tax, unless you elect not to have withholding apply, federal income tax will be withheld from your Roth IRA distributions. If you receive distributions under a settlement option, tax will be withheld in the same manner as taxes withheld on wages, calculated as if you were married and claim three withholding If you are receiving any other type of distribution, tax will be withheld in the amount of 10% of the amount of the distribution. If payments are delivered to foreign countries, federal income tax will generally be withheld at a 10% rate unless you certify to Transamerica Life Insurance and Annuity Company that you are not a U. S. citizen residing abroad or a "tax avoidance expatriate" as defined in Code Section 877. Such certification may result in mandatory withholding of federal income taxes at a different rate.

6.  Penalty Taxes

(a) Excess Contributions. If at the end of any taxable year your total regular Roth IRA contributions (other than rollovers, transfers or conversions) exceed the maximum allowable contributions for that year (taking into account Traditional IRA contributions), the excess contribution amount will be subject to a nondeductible 6% excise (penalty) tax. Such penalty tax cannot exceed 6% of the value of your Roth IRAs at the end of such year. However, if you withdraw the excess contribution, plus any earnings on it, before the due date for filing your federal income tax return (including extensions) for the taxable year in which you made the excess contribution, the excess contribution will not be subject to the 6% penalty tax. The amount of the excess contribution withdrawn will not be considered an early distribution, but the earnings withdrawn will be taxable income to you and may be subject to the 10% penalty tax on early distributions. Alternatively, excess contributions for one year may be withdrawn in a later year or may be carried forward as Roth IRA contributions in a later year to the extent that the excess, when aggregated with your regular Roth IRA contributions (if any) for the subsequent year, does not exceed the maximum allowable contribution for that year. The 6% excise tax will be imposed on excess contributions in each subsequent year they are neither returned to you nor applied as permissible regular Roth IRA contributions for such year.

(b) Early Distributions. Since the purpose of a Roth IRA is to accumulate funds for retirement, your receipt or use of any portion of your Roth IRA before you attain age 59 1/2 constitutes an early distribution subject to the 10% penalty tax on the earnings in your Roth IRA. This penalty tax will not apply if the distribution occurs as a result of your death or disability or is part of a series of substantially equal payments made over your life expectancy or the joint life expectancies of you and your beneficiary (as determined from IRS tables in the income tax regulations). Also, the 10% penalty tax will not apply if distributions are used to pay for medical expenses in excess of 7.5% of your AGI; or if distributions are used to pay for health insurance premiums for you, your spouse and/or your dependents if you are an unemployed individual who is receiving unemployment compensation under federal or state programs for at least 12 consecutive weeks. The 10% penalty tax also will not apply to an early distribution made to pay for certain qualifying first-time homebuyer expenses for you or certain family members, or for certain qualifying higher education expenses for you or certain family members. First-time homebuyer expenses must be paid within 120 days of the distribution from the Roth IRA and include up to $10,000 of the costs of acquiring, constructing, or reconstructing a principle residence, including any usual or reasonable settlement, financing or other closing costs. Higher education expenses include tuition, fees, books, supplies, and equipment required for enrollment, attendance, and room and board at a post-secondary educational institution.

There is also a separate 5-year recapture rule for the 10% penalty tax in the case of a Roth IRA distribution made prior to age 59 1/2 that is made within 5 years after a conversion or rollover contribution from a Traditional IRA (because such a prior Roth IRA contribution avoided the 10% penalty tax when it was rolled over or converted from the Traditional IRA). Under this 5-year recapture rule, any Roth IRA distribution made prior to age 59 1/2 that is attributable to any conversion or rollover contribution from a Traditional IRA made within the previous 5 years to any of the individual's Roth IRAs is generally subject to the 10% penalty tax (and its exceptions), to the extent that such prior Roth IRA contribution was subject to ordinary tax upon the conversion or rollover (even if the Roth IRA distribution is otherwise tax-free). Under the distribution ordering rules for a Roth IRA, all of an individual's Roth IRAs and distri- butions therefrom are treated as made: first from regular Roth IRA contributions; then from conversion or rollover Roth IRA contributions on a first-in, first-out basis; and last from earnings. However, whenever any Roth IRA distribution amount is attributable to any conversion or rollover contribution made within the 5 most recent tax years, this distributed amount is attributed first to the taxable portion of such prior contribution, for purposes of determining the amount of this Roth IRA distribution that is subject to the recapture of the 10% penalty tax (unless some exception to the penalty tax applies to the current Roth IRA distribution, such as age 59 1/2, disability or certain health, education or homebuyer expenses, as described above in this Subsection 6(b)).

(c) Failure to Satisfy RMDs Upon Death. If the RMD rules described above in Part II, Section 4(a) apply to the beneficiary of your Roth IRA after your death and if the amount distributed during a calendar year is less than the minimum amount required to be distributed, your beneficiary will be subject to a penalty tax equal to 50% of the excess of the amount required to be distributed over the amount actually distributed.

(d) Policy Loans and Prohibited Transactions. If you or any beneficiary engage in any prohibited transaction (such as any sale, exchange or leasing of any property between you and the Roth IRA, or any interference with the independent status of the Roth IRA), the Roth IRA will lose its tax exemption and be treated as having been distributed to you. The value of any earnings on your Roth IRA contributions will be includable in your gross income; and if at the time of the prohibited transaction, you are under age 591/2 you may also be subject to the 10% penalty tax on early distributions, as described above in Part II, Section 5(b). If you borrow from or pledge your Roth IRA, or your benefits under the contract, as a security for a loan, the portion borrowed or pledged as security will cease to be tax-qualified, the value of that portion will be treated as distributed to you, and you may be subject to the 10% penalty tax on early distributions from a Roth IRA.


IRA PART III:  OTHER INFORMATION

(1)  Federal Estate and Gift Taxes

Any amount in or distributed from your Traditional and/or Roth IRAs upon your death may be subject to federal estate tax, although certain credits and deductions may be available. The exercise or non-exercise of an option that would pay a survivor an annuity at or after your death should not be considered a transfer for federal gift tax purposes.

(2)   Tax Reporting

You must report contributions to, and distributions from, your Traditional IRA and Roth IRA (including the year-end aggregate account balance of all Traditional IRAs and Roth IRAs) on your federal income tax return for the year (e.g., on IRS Form 8606). For Traditional IRAs, you must designate on the return how much of your annual contribution is deductible and how much is nondeductible. You need not file IRS Form 5329 with your income tax return for a particular year unless for that year you are subject to a penalty tax because there has been an excess contribution to, an early distribution from, or insufficient RMDs from your Traditional IRA or Roth IRA, as applicable.

(3)  Vesting

Your interest in your Traditional IRA or Roth IRA is nonforfeitable at all times.

(4)  Exclusive Benefit

Your interest in your Traditional IRA or Roth IRA is for the exclusive benefit of you and your beneficiaries.

(5)  IRS Publication 590

Additional information about your Traditional IRA or Roth IRA or about SEP-IRAs and SIMPLE-IRAs can be obtained from any district office of the IRS or by calling 1-800-TAX-FORM for a free copy of IRS Publication 590, Individual Retirement Arrangements.

Please  forward   (without  charge)  a  copy  of  the  Statement  of  Additional
Information   concerning  the  Transamerica  Seriessm  Transamerica   Catalystsm
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(Please print or type and fill in all information)



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





TRANSAMERICA SERIES sm
TRANSAMERICA CATALYST sm VARIABLE ANNUITY


Contract Form 4-703, Certificate Form 313 The contract is not available in all states.


Issued by Transamerica Life Insurance and Annuity Company
401 North Tryon Street, Suite 700, Charlotte, North Carolina, 28202





VIM 135-599








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                                                         22



                     STATEMENT OF ADDITIONAL INFORMATION FOR

                             TRANSAMERICA SERIES sm
                            TRANSAMERICA CATALYST sm
                                VARIABLE ANNUITY
                                    Issued By
                 Transamerica Life Insurance and Annuity Company


         This statement of additional information expands upon subjects discussed in the May 1, 1999, prospectus for the Transamerica Catalyst Variable Annuity ("contract") issued by Transamerica Life Insurance and Annuity Company ("Transamerica") through Separate Account VA-6. The owner may obtain a free copy of the prospectus by writing to: Transamerica Life Insurance and Annuity Company, 401 North Tryon Street, Charlotte, NC 28202 or calling 800-420-7749. Terms used in the current prospectus for the contract are incorporated into this statement.


         The contract will be issued as a certificate under a group annuity contract in some states and as an individual annuity contract in other states. The term "contract" as used herein refers to both the individual contract and the certificates issued under the group contract.



   THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.












                                Dated May 1, 1999



TABLE OF CONTENTS
                                                                                                          Page
THE CONTRACT ....................................................................................         3
NET INVESTMENT FACTOR ...........................................................................         3
VARIABLE PAYMENT OPTIONS.........................................................................         3
Variable Annuity Units and Payments..............................................................         3
Variable Annuity Unit Value......................................................................         3
Transfers After the Annuity Date.................................................................         4
GENERAL PROVISIONS...............................................................................         4
         IRS Required Distributions..............................................................         4
         Non-Participating.......................................................................         4
         Misstatement of Age or Sex..............................................................         4
         Proof of Existence and Age..............................................................         4
         Annuity Data............................................................................         4
         Assignment..............................................................................         5
         Annual Report...........................................................................         5
         Incontestability........................................................................         5
         Entire Contract.........................................................................         5
         Changes in the Contract.................................................................         5
         Protection of Benefits..................................................................         5
         Delay of Payments.......................................................................         5
         Notices and Directions..................................................................         6
CALCULATION OF YIELDS AND TOTAL RETURNS .........................................................         6
         Money Market Sub-Account Yield Calculation..............................................         6
         Other Sub-Account Yield Calculations....................................................         7
         Standard Total Return Calculations......................................................         7
         Adjusted Historical Portfolio Performance Data..........................................         8
         Other Performance Data..................................................................         8
HISTORIC PERFORMANCE DATA........................................................................         8
         General Limitations.....................................................................         8
         Adjusted Historical Performance Data....................................................         8
DISTRIBUTION OF THE CONTRACT.....................................................................         18
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...........................................................         18
STATE REGULATION.................................................................................         18
RECORDS AND REPORTS..............................................................................         18
FINANCIAL STATEMENTS.............................................................................         18
APPENDIX.........................................................................................         20



THE CONTRACT

The following pages provides additional information about the contract which may be of interest to some owners.

NET INVESTMENT FACTOR

         For any sub-account of the variable account, the net investment factor for a valuation period, before the annuity date, is (a) divided by (b), minus
(c) minus (d):

         Where (a) is:

         The net asset value per share held in the sub-account, as of the end of the valuation period; plus the per-share amount of any dividend or capital gain distributions if the "ex-dividend" date occurs in the valuation period; plus or minus a per-share charge or credit as Transamerica may determine, as of the end of the valuation period, for taxes.

         Where (b) is:

         The net asset value per share held in the sub-account as of the end of the last prior valuation period.

         Where (c) is:

         The daily charge of 0.00329% (1.20% annually) for the mortality and expense risk charge times the number of calendar days in the current valuation period.

         Where (d) is:

         The daily administrative expense charge, currently 0.000411% (0.15% annually) times the number of calendar days in the current valuation period. This charge may be increased, but will not exceed 0.00096% (0.35% annually).

             A valuation day is defined as any day that the New York Stock Exchange is open.

VARIABLE PAYMENT OPTIONS

         The variable payment option provide for payments that fluctuate in dollar amount, based on the investment performance of these elected variable sub-account(s).

Variable Annuity Units and Payments

         For the first monthly payment, the number of variable annuity units credited in each variable sub-account will be determined by dividing: (a) the product of the portion of the value to be applied to the variable sub-account and the variable annuity purchase rate specified in the contract; by (b) the value of one variable annuity unit in that sub-account on the annuity date.

         The amount of each subsequent variable payment equals the product of the number of variable annuity units in each variable sub-account and the variable sub-account's variable annuity unit value as of the tenth day of the month before the payment due date. The amount of each payment may vary.

Variable Annuity Unit Value

         The value of a variable annuity unit in a variable sub-account on any valuation day is determined as described below.
         The net investment factor for the valuation period (for the appropriate payment frequency) just ended is multiplied by the value of the variable annuity unit for the sub-account on the preceding valuation day. The net investment factor after the annuity date is calculated in the same manner as before the annuity date and then multiplied by an interest factor. The interest factor equals (.999893)n where n is the number of days since the preceding valuation day. This compensates for the 4% interest assumption built into the variable annuity purchase rates. Transamerica may offer other assumed interest rates than 4%. The appropriate interest factor will be applied to compensate for the assumed interest rate.

Transfers After the Annuity Date

         After the annuity date, the owner may transfer variable annuity units from one sub-account to another, subject to certain limitations. (See "Transfers" page 29 of the prospectus.) The dollar amount of each subsequent monthly annuity payment after the transfer must be determined using the new number of variable annuity units multiplied by the variable sub-account's variable annuity unit value on the tenth day of the month preceding payment. Transamerica reserves the right to change this day of the month.

         The formula used to determine a transfer after the annuity date can be found in the Appendix to this statement of additional information.

GENERAL PROVISIONS

IRS Required Distributions

         If any owner under a non-qualified contract dies before the entire interest in the contract is distributed, the value generally must be distributed to the designated beneficiary so that the contract qualifies as an annuity under the Code. (See "Federal Tax Matters" page 44 of the prospectus.)

Non-Participating

         The contract is non-participating. No dividends are payable and the contract will not share in the profits or surplus earnings of Transamerica.

Misstatement of Age or Sex

         If the age or sex of the annuitant or any other measuring life has been misstated in the application, the settlement option payments under the contract will be whatever the annuity amount applied on the annuity date would purchase on the basis of the correct age or sex of the annuitant and/or other measuring life. Any overpayments or underpayments by Transamerica as a result of any such misstatement may be respectively charged against or credited to the settlement option payment or payments to be made after the correction so as to adjust for such overpayment or underpayment.

Proof of Existence and Age

         Before making any payment under the contract, Transamerica may require proof of the existence and/or proof of the age of the annuitant or any other measuring life, or any other information deemed necessary in order to provide benefits under the contract.

Annuity Data

         Transamerica will not be liable for obligations which depend on receiving information from a payee or measuring life until such information is received in a satisfactory form.

Assignment

         No assignment of a contract will be binding on Transamerica unless made in writing and given to Transamerica at its Service Center. Transamerica is not responsible for the adequacy of any assignment. The owner's rights and the interest of any annuitant or non-irrevocable beneficiary will be subject to the rights of any assignee of record.

Annual Report

         At least once each contract year prior to the annuity date, the owner will be given a report of the current account value allocated to each sub-account of the variable account and any general account option. This report will also include any other information required by law or regulation. After the annuity date, a confirmation will be provided with every variable annuity payment.

Incontestability

         Each contract is incontestable from the contract effective date except in certain states where medical questions are required on the application for the optional Living Benefits Rider.

Entire Contract

         Transamerica has issued the contract in consideration and acceptance of the payment of the initial purchase payment and certain required information in an acceptable form and manner or, where state law requires, the application. In those states that require a written application, a copy of the application is attached to and is part of the contract and along with the contract constitutes the entire contract.

         The group annuity contract has been issued to a trust organized under Missouri law. However, the sole purpose of the trust is to hold the group annuity contract. The owner has all rights and benefits under the individual certificate issued under the group contract.

Changes in the Contract

         Only two authorized officers of Transamerica, acting together, have the authority to bind Transamerica or to make any change in the individual contract or the group contract or individual certificates thereunder and then only in writing. Transamerica will not be bound by any promise or representation made by any other persons.

         Transamerica may change or amend the individual contract or the group contract or individual certificates thereunder if such change or amendment is necessary for the individual contract or the group contract or individual certificates thereunder to comply with any state or federal law, rule or regulation.

Protection of Benefits

         To the extent permitted by law, no benefit (including death benefits) under the contract will be subject to any claim or process of law by any creditor.

Delay of Payments

         Payment of any cash withdrawal, lump sum death benefit, or variable payment or transfer due from the variable account will occur within seven days from the date the election becomes effective, except that Transamerica may be permitted to postpone such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the Securities and Exchange Commission (Commission), or the Commission requires that trading be restricted; or (3) the Commission permits a delay for the protection of owners.

         In addition, while it is our intention to process all transfers from the sub-accounts immediately upon receipt of a transfer request, we have the right to delay effecting a transfer from a variable sub-account for up to seven days. We may delay effecting such a transfer if there is a delay of payment from an affected portfolio. If this happens, then we will calculate the dollar value or number of units involved in the transfer from a variable sub-account on or as of the date we receive a transfer request in a acceptable form and manner, but will not process the transfer to the transferee sub-account until a later date during the seven-day delay period when the portfolio underlying the transferring sub-account obtains liquidity to fund the transfer request through sales of portfolio securities, new purchase payments, transfers by investors or otherwise. During this period, the amount transferred would not be invested in a variable sub-account.

         Transamerica may delay payment of any withdrawal from any general account options for a period of not more than six months after Transamerica receives the request for such withdrawal. If Transamerica delays payment for more than 30 days, Transamerica will pay interest on the withdrawal amount up to the date of payment. (See "Cash Withdrawals" page 31 of the prospectus.)

Notices and Directions

         Transamerica  will  not  be  bound  by  any  authorization,  direction,
election  or  notice  which  is  not,  in  a  form  and  manner   acceptable  to
Transamerica, and received at our Service Center.

         Any written notice requirement by Transamerica to the owner will be satisfied by our mailing of any such required written notice, by first-class mail, to the owner's last known address as shown on our records.


CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Sub-Account Yield Calculation

         In accordance with regulations adopted by the Commission, Transamerica is required to compute the money market sub-account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market series or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the money market sub-account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual account fee, the mortality and expense risk charge and administrative expense charges and income and expenses accrued during the period. Because of these deductions, the yield for the money market sub-account of the variable account will be lower than the yield for the money market series or any comparable substitute funding vehicle.

         The Commission also permits Transamerica to disclose the effective yield of the money market sub-account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

         The yield on amounts held in the money market sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market sub-account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market series or substitute funding vehicle, the types and quality of portfolio securities held by the money market series or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales load (of up to 6% of purchase payments) that may be applicable to a contract.

Other Sub-Account Yield Calculations

         Transamerica may from time to time disclose the current annualized yield of one or more of the variable sub-accounts (except the money market sub-account) for 30-day periods. The annualized yield of a sub-account refers to the income generated by the sub-account over a specified 30-day period. Because this yield is annualized, the yield generated by a sub-account during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per variable accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

             YIELD=        2[{a-b + 1}6 -  1]
                                 cd

         Where:

         a = net investment income earned during the period by the portfolio attributable to the shares owned by the sub-account.
         b = expenses for the sub-account accrued for the period (net of reimbursements). c = the average daily number of variable accumulation units outstanding during the period. d = the maximum offering price per variable accumulation unit on the last day of the period.

         Net investment income will be determined in accordance with rules established by the Commission. Accrued expenses will include all recurring fees that are charged to all contracts. The yield calculations do not reflect the effect of any contingent deferred sales load that may be applicable to a particular contract. contingent deferred sales load range from 8% to 0% of the amount of account value withdrawn depending on the elapsed time since the receipt of each purchase payment.

         Because of the charges and deductions imposed by the variable account, the yield for the sub-account will be lower than the yield for the corresponding portfolio. The yield on amounts held in the variable sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. The variable sub-account's actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

         Transamerica may from time to time also disclose average annual total returns for one or more of the sub-accounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P{1 + T}n = ERV

         Where:
         P =               a hypothetical initial payment of $1,000
         T =               average annual total return
         n =               number of years
         ERV               = ending  redeemable  value of a hypothetical  $1,000
                           payment  made at the  beginning  of the one,  five or
                           ten-year  period  at the  end of the  one,  five,  or
                           ten-year  period  (or  fractional   portion  of  such
                           period).

         All recurring fees are recognized in the ending redeemable value. The standard average annual total return calculations will reflect the effect of any contingent deferred sales loads that may be applicable to a particular period.


Adjusted Historical Portfolio Performance Data

         Transamerica may also disclose "historic" performance data for a portfolio, for periods before the variable sub-account commenced operations. Such performance information will be calculated based on the performance of the portfolio and the assumption that the sub-account was in existence for the same periods as those indicated for the portfolio, with a level of contract charges currently in effect.

         This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales load) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales load).

Other Performance Data

         Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard described above. The non-standard format will be identical to the standard format except that the contingent deferred sales load percentage will be assumed to be 0%.

         Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the contingent deferred sales load percentage will be 0%.

         CTR = {ERV/P} -  1

         Where:
         CTR =             the cumulative total return net of sub-account
                              recurring charges for the period.
         ERV =             ending  redeemable  value of a hypothetical  $1,000
                           payment at the beginning of the one,
                           five, or ten-year period at the end of the one, five,
                           or  ten-year  period  (or  fractional  portion of the
                           period).
         P =               a hypothetical initial payment of $1,000.

         All non-standard performance data will be advertised only if the standard performance data is also disclosed.

HISTORIC PERFORMANCE DATA

         General Limitations

         The figures below represent past performance and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses which may not continue in the future.

         Portfolio information, including historical daily net asset values and capital gains and dividends distributions regarding each portfolio has been provided by that portfolio. The adjusted historical sub-account performance data is derived from the data provided by the portfolios. Transamerica has no reason to doubt the accuracy of the figures provided by the portfolios. Transamerica has not verified these figures.

Adjusted Historical Performance Data

         The charts below show adjusted historical performance data for the sub-accounts for the periods, prior to the inception of the sub-accounts, based on the performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the contract. These figures are not an indication of the future performance of the sub-accounts.

         The dates next to each sub-account name indicates the date of commencement of operation of the corresponding portfolio. The sub-accounts commenced operations during January 1998. Hence, there is no actual performance data for these sub-accounts.

Notes:

               1. On  September  16,  1994,  an  investment  company  which  had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds - The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at which time the Present Trust commenced operations. The total net assets of the Small Cap Portfolio immediately after the transaction were $139,812,573 in the Old Trust and $8,129,274 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Small Cap Portfolio of the Present Trust reflect the performance of the Small Cap Portfolio of the Old Trust.

2. The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio includes performance of its predecessor.

3. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds The Old Trust and the present OCC Accumulation Trust (the "Present Trust") at the time of the transaction there was $682,601,380 in the Old Trust and $51,345,102 in the Present Trust. For the period prior to September 16, 1994, the performance figures for the Managed Portfolio of the Present Trust reflect the performance of the Managed Portfolio of the Old Trust.

                   Adjusted Historical Performance Data Charts

               1. Average Annual Total Returns - Assuming surrender but no Living Benefits Rider

               2. Average Annual Total Returns - Assuming surrender and Living Benefits Rider

               3. Average Annual Total Returns - Assuming no surrender or Living Benefits Rider

               4. Average Annual Total Returns - Assuming no surrender but reflecting Living Benefits Rider

               5. Cumulative Returns - Assuming surrender but no Living Benefits Rider

               6. Cumulative Returns - Assuming surrender and Living Benefits Rider

               7. Cumulative Returns - Assuming no surrender or Living Benefits Rider

               8. Cumulative Returns - Assuming no surrender but reflecting Living Benefits Rider

               1. Average Annual Total Returns - Assuming surrender but no Living Benefits Rider

         Average annual total returns for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size and the applicable contingent deferred sales load (maximum of 8% of purchase payments) and do not reflect any fee deduction for the optional Living Benefits Rider. Any credit is not reflected in this calculation.

--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
          SUB-ACCOUNT                For the        For the      For the 5-year   For the 10-year    For the period
     (date of commencement           1-year      3-year period    period ending    period ending          from

        of operation of           period ending      ending         12/31/98          12/31/98       commencement of
    corresponding portfolio)        12/31/988       12/31/98                                            portfolio
                                                                                                      operations to
                                                                                                        12/31/98

--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Janus Aspen Worldwide Growth
(9/12/93)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Morgan Stanley UF International
Magnum (1/1/97)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Dreyfus VIF Small Cap (8/30/90)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
OCC Accumulation Trust Small
Cap (7/31/88) (1)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
MFS VIT Emerging Growth
(7/23/95)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Alliance VPF Premier Growth
(6/26/92)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Dreyfus VIF Capital
Appreciation (4/27/93)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
MFS VIT Research (7/25/95)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Transamerica VIF Growth
(12/1/80) (2)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Alger American Income & Growth
(11/14/88)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Alliance VPF Growth & Income
(1/14/91)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
MFS VIT Growth w/ Income
(10/5/95)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Janus Aspen Balanced (9/12/93)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
OCC Accumulation Trust Managed
(7/31/88) (3)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Morgan Stanley UF High Yield
(1/1/97)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Morgan Stanley UF Fixed Income
(1/1/97)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
Transamerica VIF Money Market
(1/1/98)
--------------------------------- -------------- --------------- ---------------- ----------------- ------------------
2.       Average Annual Total Returns - Assuming surrender and reflecting Living Benefits Rider

         Average annual total returns for periods since inception of the portfolio, including adjusted historical performance, for each sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum, administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size, the applicable contingent deferred sales load (maximum 8% of purchase payments) and optional Living Benefits Rider fee of 0.05% per annum. Any credit is not reflected in this calculation.

---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
        SUB-ACCOUNT             For the      For the 3-year      For the          For the       For the period from
 (date of commencement of    1-year period    period ending   5-year period   10-year period      commencement of

       operation of              ending         12/31/98          ending      ending 12/31/98  portfolio operations
 corresponding portfolio)       12/31/98                         12/31/98                           to 12/31/98

---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Worldwide
Growth (9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF
International Magnum
(1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Small Cap
(8/30/90)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust
Small Cap (7/31/88) (1)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Emerging Growth
(7/23/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Premier
Growth (6/26/92)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Capital
Appreciation (4/27/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Research (7/25/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Growth
(12/1/80) (2)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alger American Income &
Growth (11/14/88)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Growth &
Income (1/14/91)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Growth w/ Income
(10/8/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Balanced
(9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust
Managed (7/31/88) (3)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF High
Yield (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF Fixed
Income (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Money
Market (1/1/98)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------





3.       Average Annual Total Returns - Assuming no surrender or Living Benefits Rider

         Non-standard  average annual total returns for periods since  inception
of  the  portfolio,   including  adjusted  historical   performance,   for  each
sub-account are as follows. These figures include mortality and expenses charges of 1.20% per  annum,  administrative  expenses  charge of 0.15% per annum and an account fee of $30 per annum  adjusted  for  average  account  size,  but do not reflect any applicable contingent deferred sales load (maximum of 8% of purchase payments) and do not reflect any fee deduction for the optional  Living Benefits
Rider. Any credit is not reflected in this calculation.

---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
        SUB-ACCOUNT             For the      For the 3-year      For the          For the       For the period from
 (date of commencement of    1-year period    period ending   5-year period   10-year period      commencement of

       operation of              ending         12/31/98          ending      ending 12/31/98  portfolio operations
 corresponding portfolio)       12/31/98                         12/31/98                           to 12/31/98

---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Worldwide
Growth (9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF
International Magnum
(1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Small Cap
(8/30/90)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust
Small Cap (7/31/88) (1)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Emerging Growth
(7/23/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Premier
Growth (6/26/92)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Capital
Appreciation (4/27/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Research (7/25/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Growth
(12/1/80) (2)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alger American Income &
Growth (11/14/88)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Growth &
Income (1/14/91)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Growth w/ Income
(10/8/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Balanced
(9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust
Managed (7/31/88) (3)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF High
Yield (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF Fixed
Income (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Money
Market (1/1/98)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------

4.       Average Annual Total Returns - Assuming no surrender but reflecting Living Benefits Rider

         Non-standard  average annual total returns for periods since  inception
of  the  portfolio,   including  adjusted  historical   performance,   for  each
sub-account are as follows. These figures include mortality and expenses charges of 1.20% per annum,  administrative  expenses  charge of 0.15% per annum and, an account fee of $30 per annum  adjusted  for  average  account  size,  but do not reflect any  applicable  contingent  deferred sales load (maximum 8% of purchase payments). They do reflect deduction of the fee for the optional Living Benefits
Rider Fee of 0.05% per annum. Any credit is not reflected in this calculation.

------------------------------- --------------- --------------- -------------- --------------- ----------------------
         SUB-ACCOUNT               For the         For the         For the        For the       For the period from
   (date of commencement of     1-year period   3-year period      5-year         10-year         commencement of

         operation of               ending          ending         period      period ending   portfolio operations
   corresponding portfolio)        12/31/98        12/31/98        ending         12/31/98          to 12/31/98
                                                                  12/31/98

------------------------------- --------------- --------------- -------------- --------------- ----------------------
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth
(9/12/93)
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF
International Magnum (1/1/97)
---------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap
(8/30/90)
---------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Small
Cap (7/31/88) (1)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth
(7/23/95)
---------------------------------------------------------------------------------------------------------------------
Alliance VPF Premier Growth
(6/26/92)
---------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Capital
Appreciation (4/27/93)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Research (7/25/95)
---------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth
(12/1/80) (2)
---------------------------------------------------------------------------------------------------------------------
Alger American Income &
Growth (11/14/88)
---------------------------------------------------------------------------------------------------------------------
Alliance VPF Growth & Income
(1/14/91)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Growth w/ Income
(10/8/95)
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced (9/12/93)
---------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust
Managed (7/31/88) (3)
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF High Yield
(1/1/97)
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF Fixed
Income (1/1/97)
---------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money Market
(1/1/98)
---------------------------------------------------------------------------------------------------------------------

5.       Cumulative Returns - Assuming surrender but no Living Benefits Rider

         Adjusted   historical   cumulative  total  returns  for  periods  since
inception of the portfolio for each  sub-account  are as follows.  These figures include  mortality  and  expenses  charges  of 1.20% per  annum,  administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size and the applicable  contingent deferred sales load (maximum of 8% of  purchase  payments)  and do not  reflect  any  fee  deduction  for the optional Living Benefits Rider. Any credit is not reflected in this calculation.

--------------------------- --------------- ---------------- ---------------- ---------------- ----------------------
       SUB-ACCOUNT            For the 1-      For the 3-       For the 5-       For the 10-     For the period from
 (date of commencement of    year period      year period      year period      year period       commencement of

       operation of             ending      ending 12/31/98  ending 12/31/98  ending 12/31/98  portfolio operations
 corresponding portfolio)      12/31/98                                                             to 12/31/98

--------------------------- --------------- ---------------- ---------------- ---------------- ----------------------
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide
Growth (9/12/93)
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF
International Magnum
(1/1/97)
---------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap
(8/30/90)
---------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust
Small Cap (7/31/88) (1)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth
(7/23/95)
---------------------------------------------------------------------------------------------------------------------
Alliance VPF Premier
Growth (6/26/92)
---------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Capital
Appreciation (4/27/93)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Research (7/25/95)
---------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth
(12/1/80) (2)
---------------------------------------------------------------------------------------------------------------------
Alger American Income &
Growth (11/14/88)
---------------------------------------------------------------------------------------------------------------------
Alliance VPF Growth &
Income (1/14/91)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Growth w/ Income
(10/8/95)
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced
(9/12/93)
---------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust
Managed (7/31/88) (3)
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF High
Yield (1/1/97)
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF Fixed
Income (1/1/97)
---------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money
Market (1/1/98)
---------------------------------------------------------------------------------------------------------------------





6.       Cumulative Returns - Assuming surrender and Living Benefits Rider

         Adjusted   historical   cumulative  total  returns  for  periods  since
inception of the portfolio for each  sub-account  are as follows.  These figures include  mortality  and  expenses  charges  of 1.20% per  annum,  administrative expenses charge of 0.15% per annum, an account fee of $30 per annum adjusted for average account size, the applicable  contingent deferred sales load (maximum 8%
of purchase  payments) and the optional  Living  Benefits Rider Fee of 0.05% per annum. Any credit is not reflected in this calculation.

--------------------------- ---------------- ---------------- --------------- --------------- -----------------------
       SUB-ACCOUNT            For the 1-     For the 3-year      For the         For the       For the period from
 (date of commencement of     year period     period ending   5-year period      10-year         commencement of

       operation of             ending          12/31/98          ending      period ending    portfolio operations
 corresponding portfolio)      12/31/98                          12/31/98        12/31/98          to 12/31/98

--------------------------- ---------------- ---------------- --------------- --------------- -----------------------
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide
Growth (9/12/93)
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF
International Magnum
(1/1/97)
---------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap
(8/30/90)
---------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust
Small Cap (7/31/88) (1)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth
(7/23/95)
---------------------------------------------------------------------------------------------------------------------
Alliance VPF Premier
Growth (6/26/92)
---------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Capital
Appreciation (4/27/93)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Research (7/25/95)
---------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth
(12/1/80) (2)
---------------------------------------------------------------------------------------------------------------------
Alger American Income &
Growth (11/14/88)
---------------------------------------------------------------------------------------------------------------------
Alliance VPF Growth &
Income (1/14/91)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Growth w/ Income
(10/8/95)
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced
(9/12/93)
---------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust
Managed (7/31/88) (3)
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF High
Yield (1/1/97)
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF Fixed
Income (1/1/97)
---------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money
Market (1/1/98)
---------------------------------------------------------------------------------------------------------------------





7.       Cumulative Returns - Assuming no surrender or Living Benefits Rider

         Adjusted historical  non-standard  cumulative total returns for periods since  inception of the  portfolio  for each  sub-account  are as follow.  These
figures   include   mortality   and   expenses   charges  of  1.20%  per  annum,
administrative  expenses charge of 0.15% per annum and an account fee of $30 per annum  adjusted  for average  account  size but do not  reflect  any  applicable contingent  deferred sales load (maximum of 8% of purchase  payments) and do not reflect any fee deduction for the optional Living Benefits Rider.  Any credit is not reflected in this calculation.

---------------------------- ---------------- ---------------- --------------- --------------- ----------------------
        SUB-ACCOUNT            For the 1-     For the 3-year      For the         For the       For the period from
 (date of commencement of      year period     period ending   5-year period      10-year         commencement of

       operation of              ending          12/31/98          ending      period ending   portfolio operations
 corresponding portfolio)       12/31/98                          12/31/98        12/31/98          to 12/31/98

---------------------------- ---------------- ---------------- --------------- --------------- ----------------------
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide
Growth (9/12/93)
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF
International Magnum
(1/1/97)
---------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap
(8/30/90)
---------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust
Small Cap (7/31/88) (1)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth
(7/23/95)
---------------------------------------------------------------------------------------------------------------------
Alliance VPF Premier
Growth (6/26/92)
---------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Capital
Appreciation (4/27/93)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Research (7/25/95)
---------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth
(12/1/80) (2)
---------------------------------------------------------------------------------------------------------------------
Alger American Income &
Growth (11/14/88)
---------------------------------------------------------------------------------------------------------------------
Alliance VPF Growth &
Income (1/14/91)
---------------------------------------------------------------------------------------------------------------------
MFS VIT Growth w/ Income
(10/8/95)
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced
(9/12/93)
---------------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust
Managed (7/31/88) (3)
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF High
Yield (1/1/97)
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley UF Fixed
Income (1/1/97)
---------------------------------------------------------------------------------------------------------------------
Transamerica VIF Money
Market (1/1/98)
---------------------------------------------------------------------------------------------------------------------




8.       Cumulative Returns - Assuming no surrender but reflecting Living Benefits Rider

         Adjusted historical  non-standard  cumulative total returns for periods since  inception of the  portfolio  for each  sub-account  are as follow.  These
figures   include   mortality   and   expenses   charges  of  1.20%  per  annum,
administrative  expenses charge of 0.15% per annum and an account fee of $30 per annum  adjusted  for average  account  size,  but do not reflect any  applicable contingent  deferred  sales load  (maximum  8% of  purchase  payments).  They do reflect  deductions  of the fee for the optional  Living  Benefits  Rider Fee of
0.05% per annum.
Any credit is not reflected in this calculation.

---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
        SUB-ACCOUNT             For the      For the 3-year      For the          For the       For the period from
 (date of commencement of    1-year period    period ending   5-year period   10-year period      commencement of

       operation of              ending         12/31/98          ending      ending 12/31/98  portfolio operations
 corresponding portfolio)       12/31/98                         12/31/98                           to 12/31/98

---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Worldwide
Growth (9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF
International Magnum
(1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Small Cap
(8/30/90)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust
Small Cap (7/31/88)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Emerging Growth
(7/23/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Premier
Growth (6/26/92)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Dreyfus VIF Capital
Appreciation (4/27/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Research (7/25/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Growth
(12/1/80)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alger American Income &
Growth (11/14/88)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Alliance VPF Growth &
Income (1/14/91)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
MFS VIT Growth w/ Income
(10/8/95)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Janus Aspen Balanced
(9/12/93)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
OCC Accumulation Trust
Managed (7/31/88)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF High
Yield (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Morgan Stanley UF Fixed
Income (1/1/97)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------
Transamerica VIF Money
Market (1/1/98)
---------------------------- --------------- ---------------- --------------- ---------------- ----------------------

DISTRIBUTION OF THE CONTRACT

         Transamerica Securities Sales Corporation ("TSSC") is principal underwriter of the contracts. TSSC may also serve as principal underwriter and distributor of other contracts issued through the variable account and certain other separate accounts of Transamerica and any affiliated of Transamerica. TSSC is a wholly owned subsidiary of Transamerica Insurance Corporation of California, which is a subsidiary of Transamerica Corporation. TSSC is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Transamerica pays TSSC for acting as the principal underwriter under a distribution agreement.

         TSSC has entered into sales agreements with other broker-dealers to solicit applications for the contracts through registered representatives who are licensed to sell securities and variable insurance products. These agreements provide that applications for the contracts may be solicited by registered representatives of the broker-dealers appointed by Transamerica to sell its variable life insurance and variable annuities. These broker-dealers are registered with the Commission and are members of the NASD. The registered representatives are authorized under applicable state regulations to sell variable life insurance and variable annuities.

         Under the agreements, applications for contracts will be sold by broker-dealers which will receive compensation as described in the Prospectus.

         The offering of the contracts is expected to be continuous and TSSC does not anticipate discontinuing the offering of the contracts. However, TSSC reserves the right to discontinue the offering of the contracts.


         During fiscal year 1998, $XXX in commissions were paid to TSSC as underwriter of the contracts; no amounts were retained by TSSC. Under the sales agreements, TSSC will pay broker-dealers compensation based on a percentage of each purchase payment. This percentage may be up to 4% and in certain situations additional amounts for marketing allowances, production bonuses, service fees, sales awards and meetings, and asset based trailer commissions may be paid.


SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

         Title to assets of the variable account is held by Transamerica. The assets of the variable account are kept separate and apart from Transamerica general account assets. Records are maintained of all purchases and redemptions of portfolio shares held by each of the sub-accounts.

STATE REGULATION

         Transamerica is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contract will be modified accordingly.

RECORDS AND REPORTS

         All records and accounts relating to the variable account will be maintained by Transamerica or by its Service Office. As presently required by the provisions of the 1940 Act and regulations promulgated thereunder which pertain to the variable account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

FINANCIAL STATEMENTS


This Statement of Additional Information contains the financial statements of the Variable Account as of December 31, 1998.

         The financial statements for Transamerica included in this statement of additional information should be considered only as bearing on the ability of Transamerica to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets in the variable account.

APPENDIX

         Accumulation Transfer Formula

Transfers after the annuity date are implemented according to the following formulas:

(1) Determine the number of units to be transferred from the variable variable sub-account as follows:
         = AT/AUV1

         (2) Determine the number of variable accumulation units remaining in such variable sub-account (after the transfer):
         = UNIT1   AT/AUV1

         (3) Determine the number of variable accumulation units in the transferee variable sub-account (after the transfer):
         = UNIT2 + AT/AUV2

         (4) Subsequent variable accumulation payments will reflect the changes in variable accumulation units in each variable sub-account as of the next Variable Accumulation Payment's due date.

         Where:

         (AUV1) is the variable accumulation Unit value of the Variable sub-account that the transfer is being made from as of the end of the valuation Period in which the transfer request was received.

         (AUV2) is the variable accumulation unit value of the variable sub-account that the transfer is being made to as of the end of the valuation period in which the transfer request was received.

         (UNIT1) is the number of variable accumulation units in the Variable sub-account that the transfer is being made from, before the transfer.

         (UNIT2) is the number of variable accumulation units in the variable sub-account that the transfer is being made to, before the transfer.

         (AT)  is  the  dollar  amount  being   transferred  from  the  variable
sub-account.

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements:

     All required financial statements are included in Parts A and B of this Registration Statement.

     (b)  Exhibits:


     (1) Resolutions of Board of Directors of Transamerica Life Insurance and Annuity Company (the "Company") authorizing the creation of Separate Account VA-6 (the "Separate Account"). 1/

     (2) Not Applicable.

     (3) Form of Underwriting Agreement between the Company, the Separate Account and Transamerica Securities Sales Corporation.2/

     (4) Forms of Flexible Premium Deferred Variable Annuity Contracts.  A) Form
of  Flexible  Premium   Deferred   Variable  Annuity  Contract  for  Product  A,
Transamerica  Classic  Variable  Annuity3/

     B)Form of Flexible Premium Deferred Variable Annuity Contract for Product C, Transamerica Catalyst Variable Annuity4/

     (5) Form of Application for Flexible Premium Variable Annuity. 2/

     (6) (a) Articles of Incorporation of Transamerica Life Insurance and Annuity Company.1/

         (b)   By-Laws of Transamerica Life Insurance and Annuity Company.1/

     (7) Not Applicable.

     (8) Form of Participation Agreements.
          (a) re The Alger American Fund 3
          (b) re Alliance Variable Products Series Fund, Inc.3 (c) re Dreyfus Variable Investment Fund (d) re Janus Aspen Series 3 (e) re MFS Variable Insurance Trust 3 (f) re Morgan Stanley Universal Funds, Inc. 3 (g) re OCC Accumulation Trust 3 (h) re Transamerica Variable Insurance Fund, Inc.2/

     (9) Opinion and Consent of Counsel.2/

     (10)      (a)  Consent of Counsel./ 4/ 5/6

                 (b)  Consent of Independent Auditors./6/

     (11) No financial statements are omitted from Item 23.

     (12)      Not Applicable.

     (13)      Performance Data Calculations.3/

     (14)      Not Applicable.

     (15)      Powers of Attorney.2/6

----------------------------

1/ Incorporated by reference to the like numbered exhibit to the initial filing of the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4, File No. 333-9745, (August 8,
1996).

2/ Incorporated by reference to the like numbered exhibit to the Pre-Effective Amendment No. 1 to the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4, File No. 333-9745 (August 22, 1997).

3/ Incorporated by reference to the like numbered exhibit to the Post-Effective Amendment No. 1 to the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4, File No. 333-9745 (December 22, 1997).

4/ Incorporated by reference to the like numbered exhibit to the Post-Effective Amendment No. 2 to the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4, File No. 333-9745 (December 24, 1997).

5/ Incorporated by reference to the like-numbered exhibit to the Post-Effective Amendment No, 3 to the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4 File No. 333-9745 (February 25, 1998).


6/Incorporated by reference to the like-numbered exhibit to the Post-Effective Amendment No. 4 to the Registration Statement of Transamerica Life Insurance and Annuity Company's Separate Account VA-6 on Form N-4 File No. 333-9745 (April 29,
1998). .

Items 25.  Directors and Officers of the Depositor.

     The names of Directors and Executive Officers of the Company, their positions and offices with the Company, and their other affiliations are as follows. The address of Directors and Executive Officers is 1150 South Olive Street, Los Angeles, California 90015-2211, unless indicated by asterisk.

List of Directors of Transamerica Life Insurance and Annuity Company

         Richard N. Latzer
Thomas J. Cusack
James W. Dederer           Karen MacDonald
                           Gary U. Rolle'
Richard H. Finn
David E. Gooding           T. Desmond Sugrue
                           Edgar H. Grubb            Nooruddin Veerjee
Frank C. Herringer          Robert A. Watson


List of Officers for Transamerica Life Insurance and Annuity Company


Thomas J. Cusack                    Chairman
Frank Beardsley                     President - Asset Management
Paul E. Rutledge III                President - Reinsurance Division
Nooruddin S. Veerjee FSA            President
James W. Dederer CLU                General Counsel and Secretary
Nicki Bair FSA                       Senior Vice President
Roy Chong-Kit                       Senior Vice President and Chief Actuary
Karen MacDonald                      Senior Vice President and Corporate Actuary
John O. Myers                       Senior Vice President
Larry H. Roy                        Senior Vice President
William R. Wellnitz FSA             Senior Vice President and Actuary
Virgina M. Wilson          Senior Vice President and Controller
Richard N. Latzer                   Chief Investment Officer
Gary U. Rolle' CFA                  Chief Investment Officer
Stephen J. Ahearn                    Investment Officer
John M. Casparian                      Investment Officer
Heather E. Creeden                    Investment Officer
Colin Funai                          Investment Officer
William L. Griffin                  Investment Officer
Heidi Y. Hu                         Investment Officer
Matthew W. Kuhns                      Investment Officer
Michael G. Luongo                       Investment Officer
Dennis J. McNamara                  Investment Officer
Matthew A. Palmer                  Investment Officer
Thomas C. Pokorski                      Investment Officer
Susan A. Silbert                         Investment Officer
Philip W. Treick                     Investment Officer
Jeffrey S. Van Harte                    Investment Officer
Paul Wintermute                       Investment Officer
Lawrence M. Agin FSA                   Vice President & Associate Actuary
Michael Barnhart                    RegionalVice President
Nancy Blozis                        Vice President and Controller
Jim Bowman                          Vice President
Rose Ann Bremser                     Vice President
Sandy Brown                         Vice President
Matt Coben                          Vice President
Ken Cochrane                        Vice President
Catherine Collinson                 Vice President
Glen Cunningham                     Vice President
Roberto Demarco                     Vice President
John Dohmen                         Vice President
Thomas P. Dolan                     Vice President
J. Peter Donlon                     Vice President
Harry Dunn                          Vice President & Chief Actuary
Paul Hankowitz MD                       Vice President & Chief Medical Director
Meheriar Hasan                       Vice President
Tom Hauptli                         Vice President
Zahid Hussain                       Vice President and Associate Actuary
Ahmad Kamil                          Vice President & Associate Actuary
Michael Kappos                      Vice President
Patrick Kelleher                    Vice President and
                                    Reinsurance Financial Officer
Ken Kilbane                         Vice President
Carl Macero                         Vice President and Chief Reinsurance
                                        Underwriter
Susan Mack                          Vice President and Associate General Counsel
Maureen McCarthy                    Vice President
Philip McHale                       Vice President and Chief Underwriter
Vic Modugno                           Vice President & Associate Actuary
Paul L. Norris FSA                  Vice President & Actuary
Thomas P. O'Neill                    Vice President
Donald P. Radisich                  Vice President
William N. Scott FLMI                  Vice President
Christina Stiver                    Vice President
Karen Stout                           Vice President
James O. Strand                        Vice President
Alice Su                                    Vice President
Bill Tate                                   Vice President
Barry Tobin                         Vice President
Colleen Vandermark                  Vice President
Richard L. Weinstein FSA            Vice President & Associate Actuary
Timothy Weis                        Vice President
Ronald Wolfe                        Regional Vice President
Sally S. Yamada CPA, FLMI           Vice President & Treasurer
Sandra Bailey-Whichard              Second Vice President
Daniel J. Bohmfalk                  Second Vice President and Associate Actuary
Barry Buner                         Second Vice President
Reid A. Evers                       Second Vice President & Assistant General
                                    Counsel
David Fairhall FSA                   Second Vice President & Associate Actuary
Toni Forge                          Second Vice President
Selma Fox                           Second Vice President
Linda Goodwin M.D.                  Second Vice President and Reinsurance
                                        Medical Director
Andrew G. Kanelos                  Second Vice President
Catherine A. Lenton                 Second Vice President
Liwen Lien                          Second Vice President
Danny Mahoney                       Second Vice President
Clay Moye                           Second Vice President
Daniel A. Norwick                  Second Vice President
Paul W. Reisz                       Second Vice President
Beverly Rockecharlie                Second Vice President
Frank Snyder                        Second Vice President
Michael Stein                       Second Vice President
Suzette Stover-Hoyt                 Second Vice President and Assistant
                                        Secretary
Boning Tong                         Second Vice President and Associate Actuary
Emily Urbano                         Second Vice President
Joan Ward                           Second Vice President
Kamran Haghighi                     Tax Officer
Kim A. Tursky                       Assistant Secretary
Susan Vivino                        Assistant Secretary
James Wolfenden                     Statement Officer





Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Registrant is a separate account of Transamerica Life Insurance and Annuity Company, is controlled by the Contract Owners, and is not controlled by or under common control with any other person. The Depositor, Transamerica Life Insurance and Annuity Company, is wholly owned by Transamerica Occidental Life Insurance Company, which is wholly owned by Transamerica Insurance Corporation of California (Transamerica-California). Transamerica-California may be deemed to be controlled by its parent, Transamerica Corporation.

     The following chart indicates the persons controlled by or under common control with Transamerica.


                     TRANSAMERICA CORPORATION AND SUBSIDIARIES
                      WITH STATE OR COUNTRY OF INCORPORATION
Transamerica Corporation - DE
      ARC Reinsurance Corporation - HI
         Transamerica Management, Inc. - DE
            Criterion Investment Management Company - TX
      Inter-America Corporation - CA
      Mortgage Corporation of America - CA
      Pyramid Insurance Company, Ltd. - HI
         Pacific Cable Ltd. - Bmda.
            TC Cable, Inc. - DE
      RTI Holdings, Inc. - DE
      Transamerica Airlines, Inc. - DE
      Transamerica Business Technologies Corporation - DE
      Transamerica CBO I, Inc. - DE
      Transamerica Corporation (Oregon) - OR
      Transamerica Delaware, L.P. - DE
      Transamerica Finance Corporation - DE
         TA Leasing Holding Co., Inc. - DE
            Trans Ocean Ltd. - DE
               Trans Ocean Container Corp. - DE
                  SpaceWise Inc. - DE
                  TOD Liquidating Corp. - CA
                  TOL S.R.L. - Itl.
                  Trans Ocean Container Finance Corp. - DE
                  Trans Ocean Leasing Deutschland GmbH - Ger.
                  Trans Ocean Leasing PTY Limited - Aust.
                  Trans Ocean Management Corporation - CA
                  Trans Ocean Management S.A. - SWTZ
                  Trans Ocean Regional Corporate Holdings - CA
                  Trans Ocean Tank Services Corporation - DE
            Transamerica Leasing Inc. - DE
               Better Asset Management Company LLC - DE
               Transamerica Leasing Holdings Inc. - DE
                  Greybox Logistics Services Inc. - DE
                  Greybox L.L.C. - DE
                     Transamerica Trailer Leasing S.N.C. - Fra.
                  Greybox Services Limited - U.K.
                  Intermodal Equipment, Inc. - DE
                     Transamerica Leasing N.V. - Belg.
                     Transamerica Leasing SRL - Itl.
                  Transamerica Distribution Services Inc. - DE
                  Transamerica Leasing Coordination Center - Belg.
                  Transamerica Leasing do Brasil Ltda. - Braz.
                  Transamerica Leasing GmbH - Ger.
                  Transamerica Leasing Limited - U.K.
                     ICS Terminals (UK) Limited - U.K.
                  Transamerica Leasing Pty. Ltd. - Aust.
                  Transamerica Leasing (Canada) Inc. - Can.
                  Transamerica Leasing (HK) Ltd. - H.K.
                  Transamerica Leasing (Proprietary) Limited - S.Afr. Transamerica Tank Container Leasing Pty. Limited - Aust. Transamerica Trailer Holdings I Inc. - DE
                  Transamerica Trailer Holdings II Inc. - DE
                  Transamerica Trailer Holdings III Inc. - DE
                  Transamerica Trailer Leasing AB - Swed.
                  Transamerica Trailer Leasing AG - SWTZ
                  Transamerica Trailer Leasing A/S - Denmk.
                  Transamerica Trailer Leasing GmbH - Ger.
                  Transamerica Trailer Leasing (Belgium) N.V. - Belg. Transamerica Trailer Leasing (Netherlands) B.V. - Neth. Transamerica Trailer Spain S.A. - Spn.
                  Transamerica Transport Inc. - NJ
         Transamerica Commercial Finance Corporation, I - DE
            BWAC Credit Corporation - DE
            BWAC International Corporation - DE
            BWAC Twelve, Inc. - DE
               TIFCO Lending Corporation - IL
               Transamerica Insurance Finance Corporation - MD
                  Transamerica Insurance Finance Company (Europe) - MD Transamerica Insurance Finance Corporation, California - CA Transamerica Insurance Finance Corporation, Canada - ON
            Transamerica Business Credit Corporation - DE
               Direct Capital Equity Investment, Inc. - DE
               TA Air East, Corp. -
               TA Air III, Corp. - DE
               TA Air II, Corp. - DE
               TA Air IV, Corp. - DE
               TA Air I, Corp. - DE
               TBC III, Inc. - DE
               TBC II, Inc. - DE
               TBC IV, Inc. -
               TBC I, Inc. - DE
               TBC Tax III, Inc. -
               TBC Tax II, Inc. -
               TBC Tax IV, Inc. -
               TBC Tax IX, Inc. -
               TBC Tax I, Inc. -
               TBC Tax VIII, Inc. -
               TBC Tax VII, Inc. -
               TBC Tax VI, Inc. -
               TBC Tax V, Inc. -
               TBC Tax XII, Inc. -
               TBC Tax XI, Inc. -
               TBC V, Inc. -
               The Plain Company - DE
            Transamerica Distribution Finance Corporation - DE
               Transamerica Accounts Holding Corporation - DE
               Transamerica Commercial Finance Corporation - DE
                  Inventory Funding Trust - DE
                     Inventory Funding Company, LLC - DE
                  TCF Asset Management Corporation - CO
                  Transamerica Joint Ventures, Inc. - DE
               Transamerica Inventory Finance Corporation - DE
                  BWAC Seventeen, Inc. - DE
                     Transamerica   Commercial  Finance  Canada,  Limited  -  ON
                     Transamerica Commercial Finance Corporation, Canada - Can.
                  BWAC Twenty-One, Inc. - DE
                     Transamerica Commercial Finance Limited - U.K.
                        WFC Polska Sp. Zo.o -
                     Transamerica Commercial Holdings Limited - U.K. Transamerica Commercial Holdings, Inc. -
                        Transamerica Trailer Leasing Limited - NY
                  Transamerica Commercial Finance France S.A. - Fra. Transamerica GmbH Inc. - DE
               Transamerica Retail Financial Services Corporation - DE
                  Transamerica Consumer Finance Holding Company - DE
                     Metropolitan Mortgage Company - FL
                        Easy Yes Mortgage, Inc. - FL
                        Easy Yes Mortgage, Inc. - GA
                        First Florida Appraisal Services, Inc. - FL
                           First Georgia Appraisal Services, Inc. - GA
                        Freedom Tax Services, Inc. - FL
                        J.J. & W. Advertising, Inc. - FL
                        J.J. & W. Realty Corporation - FL
                        Liberty Mortgage Company of Ft. Myers, Inc. - FL Metropolis Mortgage Company - FL
                        Perfect Mortgage Company - FL
                  Whirlpool Financial National Bank - DE
               Transamerica Vendor Financial Services - DE
            Transamerica Distribution Finance Corporation de Mexico -
               Transamerica Corporate Services de Mexico -
            Transamerica Federal Savings Bank -
            Transamerica HomeFirst, Inc. - CA
         Transamerica Home Loan - CA
         Transamerica Lending Company - DE
      Transamerica Financial Products, Inc. - CA
      Transamerica Foundation - CA
      Transamerica Insurance Corporation of California - CA
         Arbor Life Insurance Company - AZ
         Plaza Insurance Sales, Inc. - CA
         Transamerica Advisors, Inc. - CA
         Transamerica Annuity Service Corporation - NM
         Transamerica Financial Resources, Inc. - DE
            Financial Resources Insurance Agency of Texas - TX
            TBK Insurance Agency of Ohio, Inc. - OH
            Transamerica Financial Resources Insurance Agency of Alabama Inc.
                     - AL
            Transamerica Financial Resources Insurance Agency of Massachusetts
                     Inc. - MA
         Transamerica International Insurance Services, Inc. - DE
            Home Loans and Finance Ltd. - U.K.
         Transamerica Occidental Life Insurance Company - CA
            NEF Investment Company - CA
            Transamerica China Investments Holdings Limited - H.K.
            Transamerica Life Insurance and Annuity Company - NC
               Transamerica Assurance Company - CO
            Transamerica Life Insurance Company of Canada - Can.
            Transamerica Life Insurance Company of New York - NY
            Transamerica South Park Resources, Inc. - DE
            Transamerica Variable Insurance Fund, Inc. - MD
            USA Administration Services, Inc. - KS
         Transamerica Products, Inc. - CA
            Transamerica Leasing Ventures, Inc. - CA
            Transamerica Products II, Inc. - CA
            Transamerica Products IV, Inc. - CA
            Transamerica Products I, Inc. - CA
         Transamerica Securities Sales Corporation - MD
         Transamerica Service Company - DE
      Transamerica Intellitech, Inc. - DE
      Transamerica International Holdings, Inc. - DE
      Transamerica Investment Services, Inc. - DE
         Transamerica Income Shares, Inc. (managed by TA Investment Services)
                - MD
      Transamerica LP Holdings Corp. - DE
      Transamerica Real Estate Tax Service (A Division of Transamerica
               Corporation) - N/A
         Transamerica Flood Hazard Certification (A Division of TA Real Estate
               Tax Service) - N/A
      Transamerica Realty Services, Inc. - DE
         Bankers Mortgage Company of California - CA
         Pyramid Investment Corporation - DE
         The Gilwell Company - CA
         Transamerica Affordable Housing, Inc. - CA
         Transamerica Minerals Company - CA
         Transamerica Oakmont Corporation - CA
         Ventana Inn, Inc. - CA
      Transamerica Senior Properties, Inc. - DE
         Transamerica Senior Living, Inc. - DE

                     *Designates INACTIVE COMPANIES
                  A Division of Transamerica Corporation
       Limited Partner; Transamerica Corporation is General Partner


Item 27.  Number of Contractowners
As of 12/31/97:

     Product A (Classic)                    0
Product C (Catalyst)                                 0

Item 28.  Indemnification

Transamerica Life Insurance and Annuity Company's Articles of Incorporation provide in Article VIII as follows:

     To the full extent from time to time permitted by law, no person who is serving or who has served as a director of the Corporation shall be personally liable in any action for monetary damages for breach of his or her duty as a director, whether such action is brought by or in the right of the corporation or otherwise. Neither the amendment or repeal of this Article nor inconsistent with this Article, shall eliminate or reeduce the protection afforded by this Article to a director of the Corporation with respect to any matter which occurred, or any cause of action, suit or claim which but for this Article would have accrued or arising prior to such amendment, repeal or adoption.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling person of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by the director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     The directors and officers of Transamerica Life Insurance and Annuity Company are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $95,000,000 for Coverage A and $80,000,000 for Coverage B for the period 11/15/98 to 11/15/2000. Coverage B is subject to a self insured retention of $15,000,000. The primary policy under the program is with CNA Lloyds, Gulf, Chubb and Travelers.

Item 29.  Principal Underwriter

(a) Transamerica Securities Sales Corporation, the principal underwriter, is also the underwriter for: Transamerica Investors, Inc.; Transamerica Variable Insurance

Fund, Inc.;  Transamerica Occidental Life Insurance Company's Separate Accounts:
VA-2L; VA-2NL; VA-5; and VL; Transamerica Life Insurance and Annuity Company's Separate Accounts VA-1 and VA-7 and VA-7, and Transamerica Life Insurance Company of New York's Separate Accounts VA-2LNY and VA-5NLNY. The Underwriter is wholly-owned by Transamerica Insurance Corporation of California.


     (b) The following table furnishes information with respect to each director and officer of the principal Underwriter currently distributing securities of the registrant:

     Barbara Kelley        Director & President
     Regina Fink           Director & Secretary
    Nooruddin Veerjee   Director
     Dan Trivers           Senior Vice President
     Nicki Bair            Vice President
     Chris Shaw            Second Vice President
     Ben Tang              Treasurer

(c)  The  following  table  lists  the  amounts  of  commissions   paid  to  the
principal underwriter during the last fiscal year.

Name of
Principal                   Net Underwriting                   Compensation on      Brokerage
Underwriter              Discounts & Commission                   Redemption      Commissions       Compensation

TSSC                                0                                  0                0                 0

Item 30.  Location of Accounts and Records

     Physical possession of each account, book, or other document required to be maintained is kept at the Company's offices at 401 North Tryon Street, Charlotte, North Carolina 28202.

Item 31.  Management Services

     Not applicable.

Item 32.  Undertakings

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.


     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

    (d) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company certifies that this Amendment meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the 5th day of February, 1999.


                            SEPARATE ACCOUNT VA-6 OF
                           TRANSAMERICA LIFE INSURANCE
                               AND ANNUITY COMPANY
                                  (REGISTRANT)

                           TRANSAMERICA LIFE INSURANCE
                               AND ANNUITY COMPANY
                                   (DEPOSITOR)


                                        ----------------------------------
                               David M. Goldstein
                                 Vice President


As required by the Securities Act of 1933, this Registration Statement has been signed below on February 5, 1999February 5, 1999 by the following persons or by their duly appointed attorney-in-fact in the capacities specified:


Signatures                          Titles                                      Date


______________________*       Director and President                   February 5, 1999
Nooruddin S. Veerjee


______________________*       Director  and Chairman                   February 5, 1999
Thomas J. Cusack

______________________*       Director                                 February 5, 1999
James W. Dederer

______________________*       Director                                 February 5, 1999
Richard H. Finn

______________________*       Director                                February 5, 1999
George A. Foegele

______________________*       Director                                 February 5, 1999
David E. Gooding

______________________*       Director                                 February 5, 1999
Edgar H. Grubb

______________________*       Director                                 February 5, 1999
Frank C. Herringer

______________________*       Director                                 February 5, 1999
Richard N. Latzer

______________________*       Director                                 February 5, 1999
Karen MacDonald

______________________*       Director                                 February 5, 1999
Gary U. Rolle'

______________________*    Director                                   February 5, 1999
Paul E. Rutledge III

______________________*       Director                                 February 5, 1999
T. Desmond Sugrue


______________________*       Director                                 February 5, 1999
Robert A. Watson


_________________________   On February 5, 1999 as Attorney-in-Fact pursuant to
*By: David M. Goldstein             powers of attorney filed herewith.